UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07755

Nuveen Multistate Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: February 28

Date of reporting period: August 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Bond Funds
Mutual Funds
Nuveen Municipal
August 31, 2022
Semiannual
Report
Fund Name Class A Class C Class I
Nuveen California High Yield Municipal Bond Fund NCHAX NAWSX NCHRX
Nuveen California Municipal Bond Fund NCAAX NAKFX NCSPX
Nuveen Connecticut Municipal Bond Fund FCTTX FDCDX FCTRX
Nuveen Massachusetts Municipal Bond Fund NMAAX NAAGX NBMAX
Nuveen New Jersey Municipal Bond Fund NNJAX NJCCX NMNJX
Nuveen New York Municipal Bond Fund NNYAX NAJPX NTNYX

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Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Risk Considerations and Dividend Information 6
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries 7
Yields 20
Expense Examples 22
Portfolios of Investments 25
Statement of Assets and Liabilities 108
Statement of Operations 110
Statement of Changes in Net Assets 111
Statement of Cash Flows 114
Financial Highlights 115
Notes to Financial Statements 127
Additional Fund Information 143
Glossary of Terms Used in this Report 144
Liquidity Risk Management Program 146
Annual Investment Management Agreement Approval Process 147

Chair’s Letter
to Shareholders
Dear Shareholders,
The question of whether economies are moving toward normalization or recession has dominated financial markets in 2022. High inflation has made the outcome more unpredictable, as it has dampened consumer sentiment, pushed central banks into raising interest rates more aggressively and contributed to considerable turbulence in the markets this year.
Inflation has surged partially due to COVID supply chain bottlenecks and exacerbated by
Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak. This has necessitated increasingly forceful responses from the U.S. Federal Reserve
(Fed) and other central banks, who have signaled their intentions to slow inflation while tolerating materially slower economic growth and some softening in the labor market. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by
0.25% from near zero for the first time since the pandemic was declared more than two years ago. Larger increases of 0.50% in May and 0.75% in June, July and September 2022 followed, bringing the target fed funds rate to a range of 3.00% to 3.25%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs. The sharp increase in the U.S. dollar’s value relative to other currencies in 2022 has added further uncertainty to the economic outlook. However, the still strong labor market suggests not all areas of the economy are weakening in unison.
While markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
October 21, 2022

Important Notices

For Shareholders of
Nuveen California High Yield Municipal Bond Fund
Nuveen California Municipal Bond Fund
Nuveen Connecticut Municipal Bond Fund
Nuveen Massachusetts Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund
Nuveen New York Municipal Bond
Portfolio Manager Commentaries in Semiannual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s February 28, 2022 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Soft Closure of Nuveen California High Yield Municipal Bond Fund
After the close of business on September 30, 2021 (the “Closing Date”), Nuveen California High Yield Municipal Bond Fund
(the “Fund”) suspended offering its shares to new investors (commonly referred to as a “soft closure”). Investors in the Fund as of the Closing Date could continue to purchase Fund shares, including through the reinvestment of dividends and capital gains distributions. Shares of the Fund also remained available to clients investing through mutual fund wrap and fee-based advisory programs that utilized the Fund as of the Closing Date and the Fund continued to offer its shares to affiliated fund of funds and model portfolios.
Effective June 1, 2022, the Fund resumed the sale of its shares to new investors and all restrictions associated with the Fund’s soft closure were rescinded.

Risk Considerations and Dividend
Information
Risk Considerations
Nuveen California High Yield Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, political and economic risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due.
The Fund concentrates in non-investment grade and unrated bonds with long maturities and durations which carry heightened credit risk, liquidity risk, and potential for default. In addition, the Fund oftentimes engages in a significant amount of portfolio leverage and in doing so, assumes a high level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.
Nuveen California Municipal Bond Fund
Nuveen Connecticut Municipal Bond Fund
Nuveen Massachusetts Municipal Bond Fund
Nuveen New Jersey Municipal Bond Fund
Nuveen New York Municipal Bond Fund
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6 – Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of the
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for the Fund as of its most recent tax year end is presented in Note 6 – Income Tax Information within the Notes to
Financial Statements of this report.

Fund Performance, Expense Ratios,
Effective Leverage and Holdings Summaries

The Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Effective Leverage Ratios
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument.
A Fund may also from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 9—Borrowing Arrangements, are excluded from the calculation of a
Fund’s effective leverage ratio.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.
For financial reporting purposes, the ratings disclosed are the highest rating (except for Nuveen California High Yield Municipal
Bond Fund, which uses lowest rating) given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors
Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and
D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Nuveen California High Yield Municipal Bond Fund
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
August 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Yield Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of August 31, 2022
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 3/28/06 (13.86)% (17.78)% 0.74% 3.46% 0.97%
Class A Shares at maximum Offering Price 3/28/06 (17.45)% (21.22)% (0.13)% 3.02% —
S&P Municipal Yield Index — (7.45)% (10.41)% 3.09% 4.14% —
Lipper California Municipal Debt Funds Classification
Average — (7.34)% (10.50)% 0.87% 2.28% —
Class I Shares 3/28/06 (13.77)% (17.55)% 0.94% 3.67% 0.77%
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-month 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (14.16)% (18.41)% (0.06)% 2.93% 1.77%
Effective Leverage Ratio 28.14%

Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 132 .1%
Common Stocks 0 .1%
Other Assets Less Liabilities 2.6%
Net Assets Plus Floating Rate
Obligations and Borrowings   134 .8%
Borrowings (1.9)%
Floating Rate Obligations (32.9)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
California 89.3%
Puerto Rico 8.9%
Florida 0.9%
Guam 0.5%
Virgin Islands 0.3%
Virginia 0.1%
Tennessee 0.0%
Illinois 0.0%
Missouri 0.0%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 27.0%
Tax Obligation/General 17.4%
Education and Civic
Organizations 12.9%
Health Care 11.8%
Housing/Multifamily 10.5%
Transportation 9.4%
Utilities 6.4%
Other 4.5%
Common Stocks 0.1%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.1%
AA 20.1%
A 8.9%
BBB 5.3%
BB or Lower 10.0%
N/R (not rated) 54.5%
N/A (not applicable) 0.1%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen California Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
August 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond California Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of August 31, 2022
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 9/07/94 (7.44)% (10.88)% 0.77% 2.72% 0.72%
Class A Shares at maximum Offering Price 9/07/94 (11.33)% (14.60)% (0.08)% 2.29% —
S&P Municipal Bond Index — (5.44)% (8.08)% 1.33% 2.32% —
S&P Municipal Bond California Index — (5.45)% (8.33)% 1.20% 2.58% —
Lipper California Municipal Debt Funds Classification
Average — (7.34)% (10.50)% 0.87% 2.28% —
Class I Shares 7/01/86 (7.41)% (10.68)% 0.97% 2.94% 0.52%
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-month 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (7.86)% (11.59)% (0.04)% 2.11% 1.52%
Effective Leverage Ratio 0.00%

Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .6%
Other Assets Less Liabilities 1.1%
Net Assets Plus and
Borrowings   100 .7%
Borrowings (0.7)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
California 96.3%
Puerto Rico 3.2%
Guam 0.5%
Total 100%
Portfolio Composition
2
(% of total investments)
Transportation 19.4%
Utilities 17.8%
Tax Obligation/General 14.6%
Housing/Multifamily 13.8%
Tax Obligation/Limited 11.1%
Health Care 10.4%
U.S. Guaranteed 8.3%
Other 4.6%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 8.2%
AAA 5.1%
AA 28.2%
A 10.3%
BBB 9.2%
BB or Lower 3.1%
N/R (not rated) 35.9%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from California personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Connecticut Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
August 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Connecticut Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of August 31, 2022
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 7/13/87 (8.06)% (10.94)% 0.47% 1.52% 0.78%
Class A Shares at maximum Offering Price 7/13/87 (11.94)% (14.70)% (0.40)% 1.08% —
S&P Municipal Bond Index — (5.44)% (8.08)% 1.33% 2.32% —
S&P Municipal Bond Connecticut Index — (4.11)% (6.55)% 1.69% 1.93% —
Lipper Other States Municipal Debt Funds
Classification Average — (6.46)% (9.23)% 0.56% 1.46% —
Class I Shares 2/25/97 (7.93)% (10.79)% 0.66% 1.72% 0.58%
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-month 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (8.37)% (11.70)% (0.34)% 1.14% 1.58%
Effective Leverage Ratio 0.66%

Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .9%
Other Assets Less Liabilities 0.8%
Net Assets Plus Floating Rate
Obligations 100 .7%
Floating Rate Obligations (0.7)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Connecticut 95.0%
Puerto Rico 3.2%
Guam 1.5%
Virgin Islands 0.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/General 27.1%
Tax Obligation/Limited 18.5%
Health Care 16.2%
Education and Civic
Organizations 13.9%
Utilities 9.5%
U.S. Guaranteed 7.4%
Transportation 3.2%
Other 4.2%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 7.4%
AAA 2.7%
AA 53.4%
A 20.8%
BBB 5.4%
BB or Lower 1.6%
N/R (not rated) 8.7%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Connecticut personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Massachusetts Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
August 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Massachusetts Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of August 31, 2022
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 9/07/94 (7.62)% (10.50)% 0.63% 1.81% 0.77%
Class A Shares at maximum Offering Price 9/07/94 (11.52)% (14.30)% (0.24)% 1.37% —
S&P Municipal Bond Index — (5.44)% (8.08)% 1.33% 2.32% —
S&P Municipal Bond Massachusetts Index — (5.33)% (8.08)% 1.03% 1.99% —
Lipper Massachusetts Municipal Debt Funds
Classification Average — (7.08)% (10.13)% 0.35% 1.33% —
Class I Shares 12/22/86 (7.43)% (10.33)% 0.85% 2.03% 0.57%
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-month 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (7.98)% (11.23)% (0.16)% 1.43% 1.57%
Effective Leverage Ratio 0.00%

Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 96 .5%
Other Assets Less Liabilities 3.5%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
Massachusetts 93.2%
Puerto Rico 4.7%
Guam 1.8%
Virgin Islands 0.3%
Total 100%
Portfolio Composition
2
(% of total investments)
Education and Civic
Organizations 23.7%
Health Care 19.9%
Tax Obligation/Limited 18.7%
Tax Obligation/General 13.9%
Utilities 7.1%
Transportation 6.7%
U.S. Guaranteed 5.7%
Other 4.3%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.9%
AAA 3.6%
AA 50.1%
A 18.5%
BBB 9.2%
BB or Lower 1.8%
N/R (not rated) 11.9%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from
Massachusetts personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen New Jersey Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
August 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New Jersey Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of August 31, 2022
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 9/06/94 (6.98)% (10.28)% 1.00% 2.22% 0.78%
Class A Shares at maximum Offering Price 9/06/94 (10.92)% (14.04)% 0.14% 1.78% —
S&P Municipal Bond Index — (5.44)% (8.08)% 1.33% 2.32% —
S&P Municipal Bond New Jersey Index — (4.81)% (8.03)% 2.05% 2.83% —
Lipper New Jersey Municipal Debt Funds
Classification Average — (6.51)% (9.49)% 1.23% 1.91% —
Class I Shares 2/28/92 (6.93)% (10.13)% 1.20% 2.43% 0.58%
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-month 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (7.41)% (11.00)% 0.18% 1.81% 1.58%
Effective Leverage Ratio 1.77%

Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .3%
Other Assets Less Liabilities 2.5%
Net Assets Plus Floating Rate
Obligations 101 .8%
Floating Rate Obligations (1.8)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New Jersey 90.5%
Puerto Rico 2.8%
New York 2.7%
Pennsylvania 2.5%
Delaware 1.5%
Total 100%
Portfolio Composition
2
(% of total investments)
Tax Obligation/Limited 18.2%
Health Care 14.7%
Education and Civic
Organizations 14.2%
Transportation 13.1%
Tax Obligation/General 12.7%
Utilities 8.4%
Housing/Multifamily 6.3%
Other 12.4%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.1%
AAA 9.0%
AA 36.3%
A 16.9%
BBB 20.6%
BB or Lower 4.6%
N/R (not rated) 8.5%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New Jersey personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen New York Municipal Bond Fund
(continued)
Fund Performance, Expense Ratios, Effective Leverage and Holdings Summaries
August 31, 2022
Refer to the first page of this Fund Performance, Expense Ratios, Effective Leverage Ratios and Holdings Summa-
ries section for further explanation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New York Index.
** Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Effective Leverage Ratio as of August 31, 2022
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-Month 1-Year 5-Year 10-Year
Class A Shares at NAV 9/07/94 (8.28)% (11.28)% 0.56% 1.90% 0.73%
Class A Shares at maximum Offering Price 9/07/94 (12.15)% (15.01)% (0.31)% 1.47% —
S&P Municipal Bond Index — (5.44)% (8.08)% 1.33% 2.32% —
S&P Municipal Bond New York Index — (6.00)% (8.77)% 0.97% 2.13% —
Lipper New York Municipal Debt Funds Classification
Average — (7.74)% (10.79)% 0.70% 1.76% —
Class I Shares 12/22/86 (8.17)% (11.16)% 0.74% 2.10% 0.53%
Total Returns as of
August 31, 2022**
Cumulative Average Annual
Expense
Ratios
Inception
Date 6-month 1-Year 5-Year
Since
Inception
Class C Shares 2/10/14 (8.68)% (12.10)% (0.27)% 1.56% 1.53%
Effective Leverage Ratio 0.00%

Holdings Summaries as of August 31, 2022
Fund Allocation
(% of net assets)
Municipal Bonds 99 .6%
Other Assets Less Liabilities 0.6%
Net Assets Plus and
Borrowings   100 .2%
Borrowings (0.2)%
Net Assets 100%
States and Territories
1
(% of total municipal bonds)
New York 96.7%
Puerto Rico 2.9%
Guam 0.4%
Total 100%
Portfolio Composition
2
(% of total investments)
Transportation 25.0%
Tax Obligation/Limited 24.4%
Utilities 12.2%
Education and Civic
Organizations 11.6%
Health Care 10.5%
Tax Obligation/General 6.6%
Consumer Staples 3.2%
Other 6.5%
Total 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 3.1%
AAA 10.5%
AA 31.7%
A 13.8%
BBB 10.2%
BB or Lower 6.5%
N/R (not rated) 24.2%
Total 100%
1 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New York personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.
2 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Yields
as of August 31, 2022
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share.  Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium or discounts.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen California High Yield Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 4 .48% 3 .89% 4 .90%
SEC 30-Day Yield 3 .90% 3 .25% 4 .28%
Taxable-Equivalent Yield (54.1%)
2
8 .31% 6 .93% 9 .12%
Nuveen California Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .99% 2 .30% 3 .35%
SEC 30-Day Yield 2 .72% 2 .03% 3 .05%
Taxable-Equivalent Yield (54.1%)
2
5 .90% 4 .40% 6 .61%
Nuveen Connecticut Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .24% 1 .58% 2 .59%
SEC 30-Day Yield 2 .60% 1 .90% 2 .92%
Taxable-Equivalent Yield (47.8%)
2
4 .97% 3 .63% 5 .59%
Nuveen Massachusetts Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .22% 1 .49% 2 .51%
SEC 30-Day Yield 2 .45% 1 .75% 2 .76%
Taxable-Equivalent Yield (45.8%)
2
4 .52% 3 .23% 5 .09%
Nuveen New Jersey Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 2 .43% 1 .74% 2 .76%
SEC 30-Day Yield 2 .61% 1 .91% 2 .93%
Taxable-Equivalent Yield (51.6%)
2
5 .39% 3 .95% 6 .05%

Nuveen New York Municipal Bond Fund
Share Class
Class A
1
Class C Class I
Dividend Yield 3 .11% 2 .32% 3 .35%
SEC 30-Day Yield 2 .95% 2 .26% 3 .28%
Taxable-Equivalent Yield (51.7%)
2
6 .10% 4 .67% 6 .78%
1 The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2 The Taxable-Equivalent Yield is based on the Fund's SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended August 31, 2022.
The beginning of the period is March 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen California High Yield Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 861.36 $ 858.40 $ 862.26
Expenses Incurred During the Period $ 3.75 $ 7.49 $ 2.77
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.17 $ 1,017.14 $ 1,022.23
Expenses Incurred During the Period $ 4.08 $ 8.13 $ 3.01
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.80%, 1.60% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Nuveen California Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 925.62 $ 921.44 $ 925.92
Expenses Incurred During the Period $ 3.54 $ 7.46 $ 2.57
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.53 $ 1,017.44 $ 1,022.53
Expenses Incurred During the Period $ 3.72 $ 7.83 $ 2.70
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.73%, 1.54% and 0.53% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Connecticut Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 919.44 $ 916.34 $ 920.72
Expenses Incurred During the Period $ 3.77 $ 7.63 $ 2.81
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.27 $ 1,017.24 $ 1,022.28
Expenses Incurred During the Period $ 3.97 $ 8.03 $ 2.96
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58% and 0.58% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen Massachusetts Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 923.83 $ 920.22 $ 925.69
Expenses Incurred During the Period $ 3.83 $ 7.70 $ 2.86
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.22 $ 1,017.19 $ 1,022.23
Expenses Incurred During the Period $ 4.02 $ 8.08 $ 3.01
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).
Nuveen New Jersey Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 930.19 $ 925.90 $ 930.66
Expenses Incurred During the Period $ 3.84 $ 7.72 $ 2.87
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.22 $ 1,017.19 $ 1,022.23
Expenses Incurred During the Period $ 4.02 $ 8.08 $ 3.01
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.79%, 1.59% and 0.59% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Expense Examples
(continued)

Nuveen New York Municipal Bond Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 917.20 $ 913.24 $ 918.28
Expenses Incurred During the Period $ 3.62 $ 7.47 $ 2.66
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $ 1,000.00 $ 1,000.00 $ 1,000.00
Ending Account Value $ 1,021.42 $ 1,017.39 $ 1,022.43
Expenses Incurred During the Period $ 3.82 $ 7.88 $ 2.80
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.75%, 1.55% and 0.55% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 184 /365 (to reflect the one-half year period).

Nuveen California High Yield Municipal Bond
Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 132.2%
X
1,546,934,277 MUNICIPAL BONDS - 132.1%
X 1,546,934,277
Consumer Staples - 3.8%
$ 27,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Alameda County Tobacco Asset Securitization
Corporation, Subordinate Series 2006A, 0.000%, 6/01/50
9/22 at 18.42 N/R $ 4,962,330
1,155 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/47
9/22 at 100.00 N/R 1,113,166
5,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 4,702,050
1,870 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Merced County Tobacco Funding Corporation,
Series 2020B, 5.000%, 6/01/50
12/30 at 100.00 N/R 1,911,701
20,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation,
Series 2006A, 0.000%, 6/01/46
9/22 at 26.08 N/R 4,958,200
5,095 California County Tobacco Securitization Agency, Tobacco Settlement
Bonds, Gold Country Settlement Funding Corporation, Subordinate
Series 2020B-2, 0.000%, 6/01/55
12/30 at 36.29 N/R 1,050,589
111,695 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 N/R 13,209,051
3,460 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 5.625%, 6/01/47
9/22 at 100.00 N/R 3,302,224
25,600 Inland Empire Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Series 2007C-2. Turbo Capital
Appreciation, 0.000%, 6/01/47
9/22 at 19.39 CCC 4,952,320
7,500 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A, 0.000%, 6/01/47
10/22 at 25.01 N/R 1,839,675
12,000 Tobacco Securitization Authority of Northern California, Tobacco
Settlement Asset-Backed Bonds, Refunding Sacramento County
Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.000%,
6/01/60
12/30 at 33.42 N/R 1,995,120
5,000 Tobacco Securitization Authority of Southern California, Tobacco
Settlement Asset-Backed Bonds, San Diego County Tobacco Asset
Securitization Corporation, First Subordinate CABs, Series 2006B,
0.000%, 6/01/46
9/22 at 23.24 CCC- 916,400
225,375 Total Consumer Staples 44,912,826
Education and Civic Organizations - 17.0%
California Enterprise Development Authority, Charter School
Revenue Bonds, Academy for Academic Excellence
Project, Series 2020A:
700 5.000%, 7/01/50, 144A 7/27 at 100.00 Ba2 693,714
650 5.000%, 7/01/55, 144A 7/27 at 100.00 Ba2 635,590
2,000 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science & Language Academy Project, Series 2021,
4.000%, 7/01/61, 144A
7/27 at 100.00 N/R 1,402,580
2,240 California Enterprise Development Authority, Charter School Revenue
Bonds, Norton Science and Language Academy Project, Series 2020,
6.250%, 7/01/58, 144A
7/27 at 102.00 N/R 2,055,536
250 California Infrastructure and Economic Development Bank, Revenue
Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%,
1/01/56, 144A
1/31 at 100.00 N/R 237,930

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California Municipal Finance Authority Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2015A:
$ 900 5.000%, 10/01/35 10/22 at 102.00 BB $ 900,486
1,335 5.250%, 10/01/45 10/22 at 102.00 BB 1,340,674
500 5.250%, 10/01/45 10/22 at 102.00 BB 502,125
4,255 California Municipal Finance Authority Charter School Revenue Bonds,
John Adams Academies, Inc. Project, Series 2017A, 5.000%, 10/01/47,
144A
10/22 at 102.00 BB 4,130,499
250 California Municipal Finance Authority Charter School Revenue Bonds,
River Charter Schools Project, Series 2018A, 5.500%, 6/01/53, 144A
6/26 at 100.00 BB 252,670
California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project, Pinewood &
Oakwood Schools, Series 2016B:
500 4.000%, 11/01/36, 144A 11/26 at 100.00 N/R 434,880
2,200 4.500%, 11/01/46, 144A 11/26 at 100.00 N/R 1,865,996
820 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%,
6/01/38, 144A
6/28 at 100.00 Ba1 821,960
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A:
825 5.000%, 6/15/36, 144A 6/26 at 100.00 BB 838,282
1,000 5.000%, 6/15/46, 144A 6/26 at 100.00 BB 1,004,020
California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Santa Rosa Academy Project, Series 2015:
400 5.125%, 7/01/35, 144A 7/25 at 100.00 BB+ 406,124
425 5.375%, 7/01/45, 144A 7/25 at 100.00 BB+ 432,038
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. - Lincoln
Project, Taxable Series 2019B:
500 5.000%, 10/01/39, 144A 10/27 at 100.00 N/R 489,855
1,000 5.000%, 10/01/57, 144A 10/27 at 100.00 N/R 919,690
California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. Project,
Series 2014A:
1,400 5.000%, 10/01/34 10/22 at 102.00 BB 1,401,302
465 5.000%, 10/01/44 10/22 at 102.00 BB 456,444
California Municipal Finance Authority, Charter School
Revenue Bonds, Learning Choice Academy Chula Vista,
Series 2021A:
1,605 4.000%, 7/01/51 7/31 at 100.00 BBB- 1,375,854
1,080 4.000%, 7/01/55 7/31 at 100.00 BBB- 906,131
California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project,
Series 2016A:
1,195 5.000%, 7/01/41, 144A 7/26 at 100.00 BB 1,200,282
1,145 5.000%, 7/01/46, 144A 7/26 at 100.00 BB 1,143,328
California Municipal Finance Authority, Charter School
Revenue Bonds, Partnerships to Uplift Communities
Project, Series 2012A:
1,330 5.000%, 8/01/32 10/22 at 100.00 BB 1,316,633
2,130 5.250%, 8/01/42 10/22 at 100.00 BB 2,088,657
1,795 5.300%, 8/01/47 10/22 at 100.00 BB 1,753,661
California Municipal Finance Authority, Charter School
Revenue Bonds, Urban Discovery Academy Project, Series
2014A:
775 5.500%, 8/01/34, 144A 8/24 at 100.00 BB- 786,323
1,650 6.000%, 8/01/44, 144A 8/24 at 100.00 BB- 1,682,076
1,715 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A, 5.000%,
6/01/46
6/26 at 100.00 BBB- 1,735,837
1,390 California Municipal Finance Authority, Education Revenue Bonds, Literacy
First Charter Schools Project, Series 2019A, 5.000%, 12/01/49
12/29 at 100.00 BBB- 1,410,767

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A:
$ 705 5.000%, 6/15/41, 144A 6/30 at 100.00 N/R $ 664,766
1,385 5.000%, 6/15/51, 144A 6/30 at 100.00 N/R 1,252,137
1,335 California Municipal Finance Authority, Educational Facilities Revenue
Bonds, OCEAA Project, Series 2008A, 7.000%, 10/01/39
10/22 at 100.00 N/R 1,336,428
California Municipal Finance Authority, Revenue Bonds,
Azusa Pacific University Project, Refunding Series 2015B:
1,435 5.000%, 4/01/35 4/25 at 100.00 Ba1 1,469,799
8,640 5.000%, 4/01/41 4/25 at 100.00 Ba1 8,802,777
7,880 California Municipal Finance Authority, Revenue Bonds, California Baptist
University, Series 2016A, 5.000%, 11/01/46, 144A
11/26 at 100.00 N/R 8,102,846
California Municipal Finance Authority, Revenue Bonds,
Claremont Graduate University, Refunding Series 2020B:
1,000 5.000%, 10/01/49, 144A 10/30 at 100.00 N/R 982,480
1,000 5.000%, 10/01/54, 144A 10/30 at 100.00 N/R 973,460
235 California Municipal Finance Authority, Revenue Bonds, Emerson College,
Series 2011, 5.000%, 1/01/28
10/22 at 100.00 Baa2 235,376
300 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2012A, 6.625%, 1/01/32, 144A
10/22 at 100.00 N/R 300,012
3,700 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.250%, 1/01/45
1/25 at 100.00 N/R 3,030,189
7,000 California Municipal Finance Authority, Revenue Bonds, Simpson
University, Series 2020A, 6.000%, 10/01/50, 144A
10/27 at 103.00 N/R 7,379,400
California Municipal Finance Authority, Revenue Bonds, The
Master's University & Seminary, Series 2019:
1,000 5.000%, 8/01/34 8/29 at 100.00 BB+ 1,029,980
2,000 5.000%, 8/01/48 8/29 at 100.00 BB+ 2,013,840
250 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/40
7/24 at 100.00 BBB- 252,670
2,000 California Public Finance Authority, Charter School Lease Revenue Bonds,
California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55,
144A
7/28 at 100.00 N/R 1,757,780
700 California Public Finance Authority, Charter School Lease Revenue Bonds,
Multicultural Learning Center Project, Series 2017A, 6.250%, 6/15/47
6/27 at 100.00 N/R 719,684
4,000 California Public Finance Authority, Educational Facility Revenue Bonds,
Crossroads Christian Schools, Series 2020, 5.000%, 1/01/56, 144A
1/26 at 100.00 N/R 3,436,120
1,075 California School Finance Authority Charter School Facility Revenue
Bonds, Grimmway Schools-Obligated Group, Series 2016A, 5.000%,
7/01/46, 144A
7/26 at 100.00 BB+ 1,081,622
California School Finance Authority Charter School Revenue
Bonds, Bright Star Schools - Obligated Group, Series
2017:
1,190 5.000%, 6/01/27, 144A No Opt. Call N/R 1,209,623
755 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 764,800
1,000 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 1,002,010
3,090 5.000%, 6/01/54, 144A 6/27 at 100.00 N/R 3,079,988
945 California School Finance Authority Charter School Revenue Bonds,
California, ACE Charter Schools, Obligated Group, Series 2016A,
5.000%, 6/01/52, 144A
6/26 at 100.00 N/R 906,803
1,000 California School Finance Authority Charter School Revenue Bonds,
Ednovate Obligated Group, Series 2018, 5.000%, 6/01/48, 144A
6/27 at 100.00 N/R 977,260
California School Finance Authority Charter School Revenue
Bonds, Fenton Schools - Obligated Group, Series 2020A:
750 5.000%, 7/01/50, 144A 7/27 at 100.00 BB+ 752,498
1,000 5.000%, 7/01/58, 144A 7/27 at 100.00 BB+ 996,600
California School Finance Authority Charter School Revenue
Bonds, John Adams Academy Obligated Group, Series
2022A:
3,175 5.000%, 7/01/52, 144A 7/30 at 102.00 N/R 3,041,968
8,125 5.125%, 7/01/62, 144A 7/30 at 102.00 N/R 7,696,731

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 305 California School Finance Authority School Facility Revenue Bonds, Green
Dot Public Schools California Projects, Series 2018A, 5.000%, 8/01/48,
144A
8/28 at 100.00 BBB- $ 308,520
1,000 California School Finance Authority, California, Charter School Revenue
Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%,
6/01/59, 144A
6/28 at 102.00 N/R 946,240
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2015A:
1,045 5.000%, 8/01/40, 144A 8/25 at 100.00 BBB 1,062,190
1,100 5.000%, 8/01/45, 144A 8/25 at 100.00 BBB 1,113,354
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 465,308
1,100 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education Obligated Group, Series 2016A, 5.000%,
6/01/52, 144A
6/26 at 100.00 N/R 831,688
165 California School Finance Authority, California, Charter School Revenue
Bonds, Encore Education, Series 2022, 8.000%, 7/01/30, 144A
10/22 at 100.00 N/R 164,975
California School Finance Authority, California, Charter
School Revenue Bonds, Girls Athletic Leadership School
Los Angeles Project, Series 2021A:
1,000 4.000%, 6/01/41, 144A 6/31 at 100.00 N/R 840,330
500 4.000%, 6/01/51, 144A 6/31 at 100.00 N/R 387,485
1,300 California School Finance Authority, California, Charter School Revenue
Bonds, TEACH Public Schools Obligated Group, Series 2016A, 5.875%,
6/01/52
6/26 at 100.00 N/R 1,345,487
California School Finance Authority, California, Charter
School Revenue Bonds, TEACH Public Schools Obligated
Group, Series 2019A:
1,000 5.000%, 6/01/49, 144A 6/26 at 100.00 N/R 985,410
1,600 5.000%, 6/01/58, 144A 6/26 at 100.00 N/R 1,550,624
California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A:
3,700 5.000%, 6/01/50, 144A 6/27 at 100.00 N/R 3,677,726
7,200 5.000%, 6/01/59, 144A 6/27 at 100.00 N/R 7,045,272
California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group, Issue
No.6, Series 2020A:
1,060 5.000%, 8/01/52, 144A 8/28 at 100.00 N/R 1,077,119
5,315 5.000%, 8/01/61, 144A 8/28 at 100.00 N/R 5,368,044
California School Finance Authority, Charter School Revenue
Bonds, City Charter School Obligated Group, Series
2016A:
2,520 5.000%, 6/01/42, 144A 6/26 at 100.00 N/R 2,521,487
2,930 5.000%, 6/01/52, 144A 6/26 at 100.00 N/R 2,871,956
805 California School Finance Authority, Charter School Revenue Bonds,
Classical Academies Project, Series 2017A, 5.000%, 10/01/44, 144A
10/27 at 100.00 BBB- 813,010
600 California School Finance Authority, Charter School Revenue Bonds,
Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A
10/22 at 100.00 BBB- 601,344
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
1,500 4.750%, 6/01/36, 144A 6/26 at 100.00 N/R 1,477,575
1,180 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 1,143,231
1,500 California School Finance Authority, Charter School Revenue Bonds, Ivy
Academia, Series 2021A, 4.000%, 6/01/51, 144A
6/28 at 103.00 N/R 1,178,595
675 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 685,955

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 915 California School Finance Authority, Charter School Revenue Bonds,
Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/43,
144A
6/27 at 100.00 N/R $ 930,381
California School Finance Authority, Charter School Revenue
Bonds, Lifeline Education Charter School Project, Series
2020A:
820 5.000%, 7/01/45, 144A 7/28 at 100.00 BB+ 816,622
1,240 5.000%, 7/01/55, 144A 7/28 at 100.00 BB+ 1,204,858
2,500 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/46,
144A
6/25 at 100.00 N/R 2,445,400
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series
2017A:
950 5.125%, 6/01/47, 144A 6/26 at 100.00 N/R 943,986
1,000 5.250%, 6/01/52, 144A 6/26 at 100.00 N/R 1,000,920
California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G:
360 5.000%, 6/01/37, 144A 6/27 at 100.00 N/R 361,933
750 5.000%, 6/01/47, 144A 6/27 at 100.00 N/R 732,248
250 5.000%, 6/01/53, 144A 6/27 at 100.00 N/R 241,602
California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated
Group, Series 2021A:
4,000 4.000%, 6/01/51, 144A 6/27 at 100.00 N/R 3,191,760
2,000 4.000%, 6/01/61, 144A 6/27 at 100.00 N/R 1,510,800
400 California School Finance Authority, Charter School Revenue Bonds,
Santa Clarita Valley International School Project, Series 2021A, 4.000%,
6/01/41
6/31 at 100.00 N/R 349,852
3,000 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020A,
5.000%, 6/01/60, 144A
6/28 at 100.00 N/R 2,362,380
575 California School Finance Authority, Charter School Revenue Bonds,
Scholarship Prep Public Schools Obligated Group, Series 2020B,
5.000%, 6/01/27, 144A
No Opt. Call N/R 546,331
600 California School Finance Authority, Charter School Revenue Bonds,
Social Bonds  iLead Lancaster Project, Series 2021A, 5.000%, 6/01/51,
144A
6/29 at 100.00 N/R 582,150
1,320 California School Finance Authority, Charter School Revenue Bonds,
Social Bonds iLead Lancaster Project, Series 2021A, 5.000%, 6/01/61,
144A
6/29 at 100.00 N/R 1,242,648
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47,
144A
6/27 at 100.00 Baa3 504,105
California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School
Project, Series 2022A:
1,000 5.125%, 3/01/52, 144A 3/31 at 100.00 N/R 844,580
1,000 5.250%, 3/01/62, 144A 3/31 at 100.00 N/R 830,940
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Adams
Campus Project, Series 2019A:
750 5.000%, 6/01/40, 144A 6/27 at 100.00 BB+ 755,295
1,060 5.000%, 6/01/50, 144A 6/27 at 100.00 BB+ 1,055,188
California School Finance Authority, Educational Facilities
Revenue Bonds, New Designs Charter School Project,
Series 2014A:
1,000 5.750%, 6/01/34, 144A 6/24 at 100.00 BB+ 1,026,280
1,500 6.000%, 6/01/44, 144A 6/24 at 100.00 BB+ 1,544,910

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
California School Finance Authority, Educational Facility
Revenue Bonds, Partnerships to Uplift Communities Valley
Project, Series 2014:
$ 1,605 6.400%, 8/01/34, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 BB $ 1,692,761
2,040 6.750%, 8/01/44, (Pre-refunded 2/01/24), 144A 2/24 at 100.00 BB 2,159,952
California School Finance Authority, Educational Facility
Revenue Bonds, River Springs Charter School Project,
Series 2017A:
3,710 5.000%, 7/01/47, 144A 7/27 at 100.00 Ba2 3,532,439
2,680 5.000%, 7/01/52, 144A 7/27 at 100.00 Ba2 2,521,773
California School finance Authority, School Facility Revenue
Bonds,  ICEF - View Park Elementary and Middle Schools,
Series 2014A:
575 5.625%, 10/01/34 10/24 at 100.00 BB 591,370
1,000 5.875%, 10/01/44 10/24 at 100.00 BB 1,029,370
520 6.000%, 10/01/49 10/24 at 100.00 BB 536,240
California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2015A:
3,000 4.125%, 7/01/35, 144A 7/25 at 100.00 BBB 2,939,700
1,000 5.000%, 7/01/45, 144A 7/25 at 100.00 BBB 1,013,650
1,015 California School Finance Authority, School Facility Revenue Bonds, Alta
Public Schools Project, Series 2014A, 6.500%, 11/01/34, 144A
11/24 at 100.00 N/R 1,043,247
680 California School Finance Authority, School Facility Revenue Bonds,
Granada Hills Charter High School Obligated Group, Series 2021A,
4.000%, 7/01/48, 144A
7/28 at 100.00 BBB- 579,938
600 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2014A, 5.000%, 7/01/34, 144A
7/24 at 100.00 BBB 608,778
250 California School Finance Authority, School Facility Revenue Bonds, KIPP
LA Projects, Series 2017A, 5.000%, 7/01/47, 144A
7/27 at 100.00 BBB 253,378
1,250 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2013, 6.650%, 7/01/33
7/23 at 100.00 BB+ 1,283,738
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A:
625 5.250%, 7/01/31, 144A 7/26 at 100.00 BB+ 652,225
1,355 6.000%, 7/01/51, 144A 7/26 at 100.00 BB+ 1,430,555
3,500 California State University, Systemwide Revenue Bonds, Series 2021A,
3.000%, 11/01/52, (UB) (4)
11/31 at 100.00 AA- 2,644,635
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust
2015-XF1035, 16.878%, 11/15/49, (Pre-refunded 11/15/24) - AGM
Insured, 144A, (IF) (4)
11/24 at 100.00 AA 1,289,470
4,015 University of California, General Revenue Bonds, Limited Project Series
2018O, 4.000%, 5/15/48, (UB) (4)
5/28 at 100.00 AA- 3,821,035
1,250 University of California, General Revenue Bonds, Tender Option Bond
Trust 2016-XL0001, 13.740%, 5/15/39, 144A, (IF) (4)
5/23 at 100.00 AA 1,332,363
University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P:
10 5.000%, 6/01/23 10/22 at 100.00 CC 9,959
1,005 5.000%, 6/01/24 10/22 at 100.00 CC 996,789
580 5.000%, 6/01/30 10/22 at 100.00 CC 565,622
University of Puerto Rico, University System Revenue Bonds,
Series 2006Q:
125 5.000%, 6/01/30 10/22 at 100.00 CC 121,901
1,580 5.000%, 6/01/36 10/22 at 100.00 CC 1,533,295
207,115 Total Education and Civic Organizations 199,543,868

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care - 15.6%
Antelope Valley Healthcare District, California, Revenue
Bonds, Series 2016A:
$ 1,195 5.000%, 3/01/26 No Opt. Call Ba3 $ 1,239,633
2,765 5.000%, 3/01/31 3/26 at 100.00 Ba3 2,863,185
5,160 5.250%, 3/01/36 3/26 at 100.00 Ba3 5,340,858
6,280 5.000%, 3/01/41 3/26 at 100.00 Ba3 6,347,259
10,600 5.000%, 3/01/46 3/26 at 100.00 Ba3 10,663,812
2,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 4.000%, 11/15/41, (UB) (4)
11/26 at 100.00 A 1,954,100
2,000 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48, (UB) (4)
11/27 at 100.00 A 2,107,120
37,010 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Health System, Series 2021A, 4.000%, 8/15/48, (UB) (4)
8/31 at 100.00 N/R 36,001,478
1,570 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Series 2017, 5.000%, 2/01/47, (UB) (4)
2/27 at 100.00 A1 1,642,424
17,500 California Health Facilities Financing Authority, Revenue Bonds, Kaiser
Permanente System, Series 2017A-2, 4.000%, 11/01/44, (UB) (4)
11/27 at 100.00 AA- 16,690,625
3,675 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Series 2017A, 5.000%,
11/15/56, (UB) (4)
11/27 at 100.00 A+ 3,875,288
7,800 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2016B, 5.000%, 8/15/55, (UB)
(4)
8/26 at 100.00 A+ 8,168,550
260 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Tender Option Bond Trust 2015-
XF0152, 13.335%, 8/15/43, 144A, (IF) (4)
8/24 at 100.00 A+ 285,628
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Tender Option Bond
Trust 2015-XF0120:
35 22.077%, 10/01/38, (Pre-refunded 10/01/24), 144A, (IF) (4) 10/24 at 100.00 N/R 43,091
45 22.077%, 10/01/38, 144A, (IF) (4) 10/24 at 100.00 AA- 55,402
795 16.831%, 10/01/44, 144A, (IF) (4) 10/24 at 100.00 AA- 932,718
3,600 16.887%, 10/01/44, 144A, (IF) (4) 10/24 at 100.00 AA- 4,226,004
California Municipal Finance Authority, Revenue Bonds,
Clinicas del Camino Real, Inc., Series 2020:
2,535 4.000%, 3/01/40 3/30 at 100.00 BBB 2,325,939
5,750 4.000%, 3/01/50 3/30 at 100.00 BBB 4,907,567
California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc.,
Series 2021A:
1,000 5.000%, 12/01/46, 144A 12/30 at 100.00 N/R 1,011,990
1,000 5.000%, 12/01/54, 144A 12/30 at 100.00 N/R 1,008,450
3,000 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51, (UB) (4)
2/32 at 100.00 N/R 2,791,200
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015:
200 5.000%, 11/01/35 11/24 at 100.00 BBB- 202,926
1,000 5.000%, 11/01/40 11/24 at 100.00 BBB- 1,008,880
1,250 5.000%, 11/01/44 11/24 at 100.00 BBB- 1,255,600
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
4,210 5.250%, 11/01/36 11/26 at 100.00 BBB- 4,384,336
2,955 5.250%, 11/01/41 11/26 at 100.00 BBB- 3,034,194
3,950 5.000%, 11/01/47 11/26 at 100.00 BBB- 3,969,947
2,270 5.250%, 11/01/47 11/26 at 100.00 BBB- 2,308,613
13,300 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A,
5.500%, 12/01/54
12/24 at 100.00 BB- 13,590,738
1,795 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 BB- 1,797,064

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 315 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.250%, 12/01/48, 144A
6/28 at 100.00 BB- $ 316,323
6,250 California Statewide Communities Development Authority, Revenue
Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50, (UB) (4)
4/30 at 100.00 A 4,646,625
1,035 California Statewide Communities Development Authority, Revenue
Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45,
(UB) (4)
8/23 at 100.00 BBB 896,817
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
124 5.750%, 7/01/24 (5),(6) 1/22 at 100.00 N/R 123,858
72 5.750%, 7/01/30 (5),(6) 1/22 at 100.00 N/R 71,698
77 5.750%, 7/01/35 (5),(6) 1/22 at 100.00 N/R 77,455
324 5.500%, 7/01/39 (5),(6) 1/22 at 100.00 N/R 323,775
6 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
(5),(6)
1/22 at 100.00 N/R 6,455
Palomar Pomerado Health Care District, California,
Certificates of Participation, Series 2017:
875 4.000%, 11/01/38 11/27 at 100.00 Ba1 811,982
1,500 4.000%, 11/01/47 11/27 at 100.00 Ba1 1,309,305
Palomar Pomerado Health System, California, Revenue
Bonds, Refunding Series 2016:
1,085 5.000%, 11/01/36 11/26 at 100.00 Ba1 1,121,760
2,090 5.000%, 11/01/39 11/26 at 100.00 Ba1 2,149,460
24,820 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 4.000%, 5/15/53, (UB) (4)
5/32 at 100.00 N/R 24,036,681
200 Washington Township Health Care District, California, Revenue Bonds,
Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 202,532
185,278 Total Health Care 182,129,345
Housing/Multifamily - 13.9%
30,685 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 24,551,989
1,985 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43,
144A
8/31 at 100.00 N/R 1,643,699
4,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Exchange at Bayfront Apartments, Junior Series 2021A-
2, 4.000%, 8/01/51, 144A
8/32 at 100.00 N/R 2,718,920
5,260 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Fountains at Emerald Park, Senior Lien Series 2021A-1,
3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 3,800,192
4,980 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 3,844,211
2,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, K Street Flats, Series 2021A-2, 4.000%, 8/01/50, 144A
8/32 at 100.00 N/R 1,496,120
13,030 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Mira Vista Hills  Apartments, Series 2021A, 4.000%,
2/01/56, 144A
8/31 at 100.00 N/R 10,511,040
15,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 15,051,238
1,000 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 720,780
6,600 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 5,342,238

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,585 California Housing Finance Agency, Multifamily Housing Revenue Bonds,
Redwood Gardens Apartments, Subordinate Lien Series 2021N-S,
4.000%, 3/01/37, 144A
3/31 at 100.00 N/R $ 1,288,890
61 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 61,360
240 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A,
5.250%, 8/15/49
8/24 at 100.00 A- 244,118
1,270 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%,
8/15/49
8/24 at 100.00 N/R 1,281,925
470 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects, Subordinate Series 2021B, 4.000%, 8/15/51
8/31 at 100.00 N/R 404,078
2,375 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Royal York Estates Projects Series 2020A, 4.000%, 2/15/55
2/30 at 100.00 N/R 1,850,434
California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community
Development - Claremont Properties LLC Claremont
Colleges Project, Series 2017A:
890 5.000%, 7/01/37, 144A 7/27 at 100.00 Caa2 696,140
1,975 5.000%, 7/01/47, 144A 7/27 at 100.00 Caa2 1,475,523
1,500 California Statewide Communities Development Authority, 4.000%,
5/15/46, (UB) (4)
5/31 at 100.00 AA 1,481,805
450 California Statewide Communities Development Authority, College
Housing Revenue Bonds, National Campus Community Development -
Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A
7/29 at 100.00 B 412,070
California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing
Project, Refunding Series 2016A:
4,600 5.000%, 6/01/36, 144A 6/26 at 100.00 N/R 4,626,128
2,090 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 2,044,354
1,000 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Subordinate Series 2021B, 8.000%,
4/01/56, 144A
4/31 at 100.00 N/R 822,550
1,000 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Junior Lien Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 769,740
5,500 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 3,973,585
2,500 CMFA Special Finance Agency XII, California, Essential Housing Revenue
Bonds, Allure Apartments Project, Series 2022A-2, 3.250%, 2/01/57,
144A
2/32 at 100.00 N/R 1,837,000
3,350 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 2,380,544
2,000 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-2, 4.000%, 12/01/45, 144A
12/31 at 100.00 N/R 1,599,960
4,665 CMFA Special Financing Agency VIII, California, Essential Housing
Revenue Bonds, Elan Huntington Beach, Junior Lien Series 2021A-2,
4.000%, 8/01/47, 144A
8/31 at 100.00 N/R 3,616,495
2,905 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Mezzanine Lien
Series 2021B, 4.000%, 4/01/57, 144A
4/32 at 100.00 N/R 2,141,798
4,225 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 1818 Platinum Triangle-Anaheim, Social Bond Series
2021A-2, 3.250%, 4/01/57, 144A
4/32 at 100.00 N/R 3,159,582
2,250 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 1,887,840
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 1,531,600
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 2,815,110

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Mezzanine Lien Series 2021B, 4.000%, 2/01/57,
144A
2/32 at 100.00 N/R $ 735,330
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 1,479,260
6,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 N/R 4,877,097
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and
A-2, 3.250%, 7/01/56, 144A
7/32 at 100.00 N/R 1,454,760
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1,
3.400%, 10/01/46, 144A
10/31 at 100.00 N/R 812,490
9,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 7,445,351
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Series 2021B, 4.000%,
7/01/58, 144A
7/32 at 100.00 N/R 1,389,120
3,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 2,461,890
1,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 1,127,850
1,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 785,060
6,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 4,344,840
3,525 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 3,329,609
2,625 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 1,926,803
3,690 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 2,871,078
2,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Mezzanine
Lien Series 2021B, 4.000%, 6/01/57, 144A
6/31 at 100.00 N/R 1,507,360
2,200 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 1,548,338
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 4,004,750
2,145 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series 2021B,
4.000%, 12/01/59
6/32 at 100.00 N/R 1,548,197
3,430 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 2,403,127
1,000 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/36
9/25 at 100.00 N/R 998,970
315 La Verne, California, Mobile Home Park Revenue Bonds, Copacabana
Mobile Home Park, Refunding Series 2014, 5.000%, 6/15/49
6/24 at 100.00 A+ 325,376

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 2,110 Palmdale Housing Authority, California, Multifamily Housing Revenue
Bonds, Impression, La Quinta, Park Vista & Summerwood Apartments,
Series 2015, 5.250%, 6/01/45
6/25 at 100.00 N/R $ 2,052,481
420 Santa Clara County Housing Authority, California, Multifamily Housing
Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39,
(AMT)
10/22 at 100.00 N/R 420,038
455 Wilson County Health and Educational Facilities Board, Tennessee, Senior
Living Revenue Bonds, Rutland Place Inc. Project, Series 2015A, 5.500%,
1/01/46, 144A
10/22 at 100.00 N/R 331,053
201,246 Total Housing/Multifamily 162,263,284
Industrials - 0.0%
2,830 California Pollution Control Financing Authority, Solid Waste Disposal
Revenue Bonds, Aemerge Redpak Services, LLC., Series 2016, 7.000%,
12/01/27, (AMT), 144A (5)
12/23 at 102.00 N/R 283,000
Long-Term Care - 0.5%
2,575 California Municipal Finance Authority, Revenue Bonds, HealthRIGHT 360,
Social Bond Series 2019A, 5.000%, 11/01/49, 144A
11/29 at 100.00 N/R 2,488,480
3,700 California Statewide Communities Development Authority, Revenue
Bonds, 899 Charleston Project, Refunding Series 2014A, 5.250%,
11/01/44, 144A
11/24 at 100.00 N/R 3,469,527
6,275 Total Long-Term Care 5,958,007
Tax Obligation/General - 23.0%
6,050 Allan Hancock Joint Community College District, California, General
Obligation Bonds, Election 2006 Series 2012C, 0.000%, 8/01/42, (UB)
(4)
8/35 at 100.00 AA 4,625,346
1,000 Aromas-San Juan Unified School District, San Benito, Santa Cruz and
Monterey Counties, California, General Obligation Bonds, Series 2013B,
5.250%, 8/01/52 - AGM Insured
8/37 at 100.00 AA 693,030
Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C:
1,700 5.750%, 5/01/37 No Opt. Call A+ 1,156,051
6,925 5.800%, 5/01/42 5/40 at 100.00 A+ 4,847,500
5,500 5.900%, 5/01/47 5/40 at 100.00 A+ 3,796,375
1,250 California State, General Obligation Bonds, Tender Option Bond Trust
2015-XF1039, 14.013%, 10/01/44, 144A, (IF) (4)
10/24 at 100.00 AA- 1,470,962
1,500 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 3/01/45, (UB) (4)
3/25 at 100.00 AA- 1,571,700
5,000 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46, (UB) (4)
8/26 at 100.00 AA- 5,320,700
California State, General Obligation Bonds, Various Purpose,
Tender Option Bond Trust 2015-XF1041:
1,005 10.080%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 1,008,598
1,250 10.090%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 1,254,487
750 10.090%, 11/01/44, (Pre-refunded 11/01/24), 144A, (IF) (4) 11/24 at 100.00 AA- 752,692
545 10.090%, 11/01/44, 144A, (IF) (4) 11/24 at 100.00 AA- 546,957
3,000 Carlsbad Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2018 Series 2021B, 3.000%, 8/01/46, (UB)
(4)
8/31 at 100.00 AA 2,295,150
3,800 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2016 Election Series 2018B., 4.000%, 8/01/48, (UB)
(4)
8/26 at 100.00 Aa3 3,643,098
3,840 College of the Sequoias Community College District, King and Tulare
Counties, California, General Obligation Bonds, College of the Sequoias
Tulare Area Improvement District 3, Election of 2008, Series 2021E,
3.000%, 8/01/51, (UB) (4)
8/29 at 100.00 Aa3 2,922,394
1,115 Denair Unified School District, Stanislaus County, California, General
Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call Baa2 990,622
2,640 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46, (UB)
(4)
8/26 at 100.00 Aa2 2,560,166

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 5,500 Fontana Unified School District, San Bernardino County, California,
General Obligation Bonds, Election 2006 Series 2020, 2.375%, 8/01/44
- AGM Insured, (UB) (4)
8/28 at 100.00 Aa3 $ 3,824,920
5,000 Fresno Unified School District, Fresno County, California, General
Obligation Bonds, Crossover Refunding Series 2016B, 4.000%, 8/01/46,
(UB) (4)
8/26 at 100.00 Aa3 4,819,550
5,000 Gilroy Unified School District, Santa Clara County, California, General
Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%,
8/01/48, (UB) (4)
8/27 at 100.00 Aa3 4,793,550
4,560 Hartnell Community College District, Monterey County, California, General
Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/47, (UB)
(4)
8/27 at 100.00 AA 4,383,346
1,205 Jamul Dulzura Union School District, San Diego County, California,
General Obligation Bonds, Election 1995 Series 2004A, 0.000%,
11/01/28 - NPFG Insured
No Opt. Call Baa2 991,185
9,175 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 0.000%, 8/01/45 - AGM Insured (7)
No Opt. Call A1 7,108,148
3,660 Lodi Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46, (UB) (4)
8/30 at 100.00 Aa2 2,835,402
12,000 Long Beach Community College District, California, General Obligation
Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49, (UB)
(4)
8/42 at 100.00 AA 8,565,720
3,725 Lynwood Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2012 Series 2021E, 3.000%, 8/01/48 - BAM
Insured, (UB) (4)
8/31 at 100.00 AA 2,904,122
10,900 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47, (UB) (4)
8/27 at 100.00 Aa2 10,301,481
5,000 Montebello Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2016A, 4.000%,
8/01/46, (UB) (4)
8/26 at 100.00 A1 4,751,300
7,000 Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2018, Series 2019A,
4.000%, 8/01/49, (UB) (4)
8/29 at 100.00 AA 6,905,850
6,060 New Haven Unified School District, Alameda County, California, General
Obligation Bonds, Election of 2014, Series 2020C, 3.000%, 8/01/49,
(UB) (4)
8/28 at 100.00 Aa3 4,623,962
650 Newman-Crows Landing Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election, Series 2010B,
6.600%, 8/01/49 - AGM Insured
No Opt. Call Aa3 534,371
2,000 Northern Inyo County Local Hospital District, California, General
Obligation Bonds, Election 2005 Series 2009, 0.000%, 11/01/38 - AGC
Insured
No Opt. Call AA 937,680
9,365 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2014 Series 2019D, 3.000%,
8/01/43, (UB) (4)
8/29 at 100.00 Aa3 7,523,935
6,750 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2014 Series 2021E, 3.000%,
8/01/50, (UB) (4)
8/31 at 100.00 Aa3 5,088,353
2,250 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (7)
8/37 at 100.00 AA 1,629,765
14,000 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47, (UB) (4)
8/23 at 100.00 N/R 14,001,540
1,350 Paso Robles Joint Unified School District, San Luis Obispo and Monteray
Counties, California, General Obligation Bonds, Election 2006 Series
2010A, 0.000%, 9/01/34
No Opt. Call Aa3 850,446
5,000 Pittsburg Unified School District, Contra Costa County, California, General
Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/40, (UB) (4)
8/26 at 100.00 A1 4,910,150

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
$ 584 5.625%, 7/01/27 No Opt. Call N/R $ 619,741
7,070 0.000%, 7/01/33 7/31 at 89.94 N/R 4,023,517
7,781 4.000%, 7/01/37 7/31 at 103.00 N/R 6,972,442
14,187 4.000%, 7/01/41 7/31 at 103.00 N/R 12,389,853
15,317 4.000%, 7/01/46 7/31 at 103.00 N/R 13,007,095
18,519 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims Taxable
Series 2022, 0.000%, 11/01/43
No Opt. Call N/R 9,560,515
4,725 River Delta Unified School District, Sacramento and Solano Counties,
California, General Obligation Bonds, School Facilities Improvement
District 2, Election 2004 Series 2008, 0.000%, 4/01/48 - AGM Insured
No Opt. Call AA 1,440,605
5,000 San Bernardino County, California, City Unified School District General
Obligation & Refunding Bonds $35,000,000 (Election of 2012 GO
Bonds, Sereis F (Tax Exempt))   $18,280,000 (Election of 2012 GO
Bonds, Series G (Federally Taxable)), 3.000%, 8/01/44 - AGM Insured
8/30 at 100.00 N/R 3,919,050
4,400 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2018
Election Series 2019C-2, 3.000%, 7/01/44, (UB) (4)
7/29 at 100.00 Aa2 3,494,392
10,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47, (UB)
(4)
7/27 at 100.00 Aa2 9,556,700
1,990 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-2, 6.625%, 7/01/41
7/40 at 100.00 AA- 1,757,886
15,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2012R-2, 6.625%, 7/01/41, (UB) (4)
7/40 at 100.00 AA- 13,250,400
1,980 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Tender Option Bond 2016-XF2355, Formerly Tender
Option Bond Trust Series 3330, 9.881%, 7/01/38, 144A, (IF)
7/23 at 100.00 AA- 2,092,543
5,500 Sanger Unified School District, Fresno County, California, General
Obligation Bonds, Election of 2018, Series 2020B, 3.000%, 8/01/48, (UB)
(4)
8/29 at 100.00 AA 4,193,145
2,500 Santa Barbara Secondary High School District, Santa Barbara County,
California, General Obligation Bonds, Election 2010 Series 2011A,
0.000%, 8/01/40, (UB) (4)
No Opt. Call AA 1,142,500
7,655 Savanna Elementary School District, Orange County, California, General
Obligation Bonds, Election 2008 Series 2012B, 6.750%, 2/01/52 - AGM
Insured
No Opt. Call A2 5,914,789
4,955 Selma Unified School District, Fresno County, California, General
Obligation Bonds, Election 2016 Series 2020C, 3.000%, 8/01/49, (UB)
(4)
8/30 at 100.00 AA 3,683,002
Southwestern Community College District, San Diego
County, California, General Obligation Bonds, Election of
2008, Series 2011C:
1,500 0.000%, 8/01/41 No Opt. Call AA- 690,420
5,730 0.000%, 8/01/46 No Opt. Call AA- 1,906,428
13,000 0.000%, 8/01/46, (UB) (4) No Opt. Call AA- 4,325,230
10,000 Sunnyvale School District, Santa Clara County, California, General
Obligation Bonds, Election 2013 Series 2019C, 3.000%, 9/01/44, (UB)
(4)
9/27 at 100.00 Aa1 8,302,200
10,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Election 2012, Series 2015B,
4.000%, 8/01/54, (UB) (4)
8/25 at 100.00 N/R 9,401,181
2,250 West Hills Community College District, California, General Obligation
Bonds, School Facilities Improvement District 3, 2008 Election Series
2011, 0.000%, 8/01/38 - AGM Insured (7)
8/31 at 100.00 A2 2,293,920
5,155 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42, (UB) (4),(7)
No Opt. Call AA- 3,963,061
341,918 Total Tax Obligation/General 269,641,219

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited - 35.8%
$ 1,000 Adelanto Community Facilities District Number 2006-2, San Bernadino
County, California, Special Tax Bonds, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R $ 1,025,170
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
330 0.000%, 9/01/28 - AGM Insured No Opt. Call A2 274,827
240 0.000%, 9/01/30 - AGM Insured No Opt. Call A2 185,175
4,475 0.000%, 9/01/34 - AGM Insured No Opt. Call A2 2,859,167
1,985 0.000%, 9/01/35 - AGM Insured No Opt. Call AA 1,208,210
2,590 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 7A-1, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,655,190
Beaumont, California, Special Tax Bonds, Community
Facilities District 2016-1 Fairway Canyon, Series 2019:
300 5.000%, 9/01/44 9/25 at 103.00 N/R 317,121
400 5.000%, 9/01/49 9/25 at 103.00 N/R 420,212
Beaumont, California, Special Tax Bonds, Community
Facilities District 93-1 Improvement Area 17C, Series
2018:
750 5.000%, 9/01/43 9/25 at 103.00 N/R 787,290
1,115 5.000%, 9/01/48 9/25 at 103.00 N/R 1,164,684
1,035 Beaumont, California, Special Tax Bonds, Community Facilities District
93-1 Improvement Area 8D, Series 2018A, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,081,679
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 N/R 1,969,464
Brea Redevelopment Agency, Orange County, California,
Tax Allocation Bonds, Project Area AB, Series 2003:
1,500 0.000%, 8/01/28 - AMBAC Insured No Opt. Call AA- 1,238,175
2,300 0.000%, 8/01/29 - AMBAC Insured No Opt. Call AA- 1,826,752
6,710 0.000%, 8/01/30 - AMBAC Insured No Opt. Call AA- 5,113,490
1,700 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%,
9/02/36
9/24 at 100.00 N/R 1,747,226
5,090 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ 3,251,441
1,450 California Municipal Finance Authority, Special Tax Revenue Bonds, Bold
Program, Series 2020A, 4.000%, 9/01/45
9/26 at 103.00 N/R 1,310,350
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2020B:
1,070 4.000%, 9/01/43 9/27 at 103.00 N/R 981,779
3,150 4.000%, 9/01/50 9/27 at 103.00 N/R 2,793,640
California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2021A:
660 4.000%, 9/01/41 9/28 at 103.00 N/R 613,001
2,190 4.000%, 9/01/46 9/28 at 103.00 N/R 1,967,627
3,005 4.000%, 9/01/51 9/28 at 103.00 N/R 2,642,297
2,160 California Municipal Finance Authority, Special Tax Revenue Bonds,
Community Facilities District 2020-6, County of Placer-PV400, Series
2022, 5.250%, 9/01/52
9/29 at 103.00 N/R 2,171,124
375 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2007-1 Orinda Wilder Project,
Refunding Series 2015, 5.000%, 9/01/37
9/25 at 100.00 N/R 388,616
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2012-02,
Manteca Lifestyle Center, Series 2013A:
1,000 5.000%, 9/01/33 9/23 at 100.00 N/R 1,013,860
2,000 5.125%, 9/01/42 9/23 at 100.00 N/R 2,021,340
2,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-01 Improvement Area 2
University District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 2,075,760
2,500 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A,
5.625%, 9/01/45
9/25 at 100.00 N/R 2,597,275

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 3,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2016-02 Delta Coves, Series 2019,
5.000%, 9/01/49
9/29 at 100.00 N/R $ 3,151,110
5,250 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2017-01 Horse Creek, Series 2018,
5.000%, 9/01/48
9/28 at 100.00 N/R 5,483,940
California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2018-01,
Wagon Wheel, Series 2020:
600 4.000%, 9/01/40 9/30 at 100.00 N/R 553,428
1,300 4.000%, 9/01/50 9/30 at 100.00 N/R 1,129,323
340 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2020-02 Improvement Area 2
Atwell, Series 2022, 5.250%, 9/01/52
9/32 at 100.00 N/R 343,869
4,000 California Statewide Communities Development Authority, Special Tax
Bonds, Community Facilities District 2021-01 Meadowlands, Series
2021-01, 4.000%, 9/01/51
9/31 at 100.00 N/R 3,494,480
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Refunding Series 2015R-1:
3,510 5.000%, 9/02/35 9/25 at 100.00 N/R 3,638,747
1,120 5.000%, 9/02/40 9/25 at 100.00 N/R 1,152,928
490 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
9/22 at 100.00 N/R 473,595
2,275 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014A,
5.000%, 9/02/43
10/22 at 100.00 N/R 2,276,570
2,060 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2014B,
5.000%, 9/02/44
9/24 at 100.00 N/R 2,094,608
2,240 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2016A,
5.000%, 9/02/45
9/26 at 100.00 N/R 2,309,597
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2016B:
1,690 5.000%, 9/02/36 9/26 at 100.00 N/R 1,769,160
3,310 5.000%, 9/02/46 9/26 at 100.00 N/R 3,412,610
480 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017A,
5.000%, 9/02/46
9/27 at 100.00 N/R 496,699
375 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017B,
5.000%, 9/02/47
9/27 at 100.00 N/R 389,385
3,550 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017C,
5.000%, 9/02/47
9/27 at 100.00 N/R 3,669,990
3,745 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A,
5.000%, 9/02/47
9/28 at 100.00 N/R 3,914,012
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019B:
3,300 5.000%, 9/02/44 9/29 at 100.00 N/R 3,449,259
3,370 5.000%, 9/02/49 9/29 at 100.00 N/R 3,508,675
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2019C:
725 5.000%, 9/02/44 9/29 at 100.00 N/R 760,474
2,310 5.000%, 9/02/49 9/29 at 100.00 N/R 2,412,148

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue
Bonds, Series 2020A:
$ 850 4.000%, 9/02/50 9/30 at 100.00 N/R $ 729,283
805 5.000%, 9/02/50 9/30 at 100.00 N/R 822,380
1,995 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2021A,
4.000%, 9/02/41
9/31 at 100.00 N/R 1,776,767
5,000 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2020C, 4.000%, 9/02/50
9/30 at 100.00 N/R 4,285,050
1,000 California Statewide Communities Development Authority, Statewide
Infrastructure Program Revenue Bonds, Series 2021C, 4.000%, 9/02/51
9/31 at 100.00 N/R 856,900
1,000 California, San Francisco City and County Infrastructure and Revitalization,
Financing District Number 1, Treasure Island, Tax Increment Revenue
Bonds, Series 2022A, 5.000%, 9/01/52, 144A ,(WI/DD, Settling 9/08/22)
9/32 at 100.00 N/R 979,710
1,540 Chino, California, Special Tax Bonds, Community Facilities District 2016-3,
Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,599,044
Chula Vista, California, Special Tax Bonds, Community
Facilities District 16-I Millenia Improvement Area 1, Series
2018:
895 5.000%, 9/01/43 9/25 at 103.00 N/R 939,992
1,115 5.000%, 9/01/48 9/25 at 103.00 N/R 1,164,082
320 City of Dublin, California, Community Facilities District No. 2015-1, Dublin
Crossing, Improvement Area No. 1, Special Tax Bonds, Series 2017,
5.000%, 9/01/47
9/27 at 100.00 N/R 332,707
Compton Public Finance Authority, California, Lease
Revenue Bonds, Refunding & Various Capital Projects,
Series 2008:
500 5.250%, 9/01/27 - AMBAC Insured 10/22 at 100.00 N/R 500,510
210 5.000%, 9/01/32 - AMBAC Insured 10/22 at 100.00 N/R 210,101
670 Corona, California, Special Tax Bonds, Community Facilities District 2002-
1 Dos Lagos Improvement Area 1, Refunding Series 2017, 5.000%,
9/01/37
9/24 at 103.00 N/R 704,914
Corona, California, Special Tax Bonds, Community Facilities
District 2018-1 Bedford, Series 2018A:
2,155 5.000%, 9/01/43 9/24 at 103.00 N/R 2,247,019
1,250 5.000%, 9/01/48 9/24 at 103.00 N/R 1,297,912
345 Corona, California, Special Tax Bonds, Community Facilities District 2018-2
Sierra Bella, Series 2022A, 5.000%, 9/01/51
9/29 at 103.00 N/R 348,164
1,000 Corona-Norco Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 05-1, Series 2016, 4.000%,
9/01/45
9/26 at 100.00 N/R 903,690
Del Mar Union School District, San Diego County, California,
Special Tax Bonds, Community Facilities District 99-1,
Refunding Facilities Financing Series 2019:
2,400 4.000%, 9/01/44, (UB) (4) 9/29 at 100.00 AA 2,321,664
4,245 4.000%, 9/01/49, (UB) (4) 9/29 at 100.00 AA 4,039,287
2,000 Dixon, California, Special Tax Bonds, Community Facilities District 2019-1
Homestead, Improvement Area 1, Series 2019, 4.000%, 9/01/50
9/30 at 100.00 N/R 1,765,260
Dublin, California, Special Tax Bonds, Community Facilities
District 2015-1 Improvement Area 2 Dublin Crossing,
Series 2019:
2,800 5.000%, 9/01/44 9/26 at 103.00 N/R 2,956,072
4,100 5.000%, 9/01/49 9/26 at 103.00 N/R 4,309,059
Eastern Municipal Water District, California, Special Tax
Bonds, Community Facilities District 2012-61 Autumn
Winds, Series 2020:
575 3.000%, 9/01/44 9/27 at 103.00 N/R 413,787
350 4.000%, 9/01/50 9/27 at 103.00 N/R 304,528
465 Eastern Municipal Water District, California, Special Tax Bonds, Community
Facilities District 2016-72 Hidden Hills, Series 2020, 3.000%, 9/01/45
9/27 at 103.00 N/R 343,984
250 El Dorado County, California, Special Tax Bonds, Community Facilities
District 2005-2, Series 2006, 5.100%, 9/01/36
3/23 at 100.00 N/R 251,745

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Area 1A, Series 2021A:
$ 1,685 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R $ 1,515,388
1,245 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,051,602
Elsinore Valley Municipal Water District, California, Special
Tax Bonds, Community Facilities District 2020-1 Horsethief
Improvement Area 2A, Series 2021A:
1,565 4.000%, 9/01/41, 144A 9/28 at 103.00 N/R 1,407,467
2,325 4.000%, 9/01/51, 144A 9/28 at 103.00 N/R 1,966,973
430 Fairfield, California, Special Tax Bonds, Community Facilities District 2007-
1 Fairfield Commons Project, Series 2008, 6.875%, 9/01/38
3/23 at 100.00 N/R 439,654
2,530 Fillmore, California, Special Tax Bonds, Community Facilities District 5,
Improvement Area, Series 2015A, 5.000%, 9/01/45
9/23 at 102.00 N/R 2,592,972
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 19
Mangini Ranch, Series 2019:
1,140 5.000%, 9/01/44 9/26 at 103.00 N/R 1,203,544
1,000 5.000%, 9/01/49 9/26 at 103.00 N/R 1,050,370
1,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 21 White Rock Springs Ranch,
Series 2019, 5.000%, 9/01/49
9/26 at 103.00 N/R 1,050,990
Folsom Ranch Financing Authority, California, Special Tax
Revenue Bonds, Folsom Community Facilities District 23
Folsom Ranch Improvement Area 1, Series 2020:
2,150 4.000%, 9/01/45 9/27 at 103.00 N/R 1,948,567
1,145 4.000%, 9/01/50 9/27 at 103.00 N/R 1,015,466
4,000 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Folsom Community Facilities District 23 Folsom Ranch Improvement
Area 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 4,061,880
2,785 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R 2,895,592
1,515 Folsom Ranch Financing Authority, California, Special Tax Revenue Bonds,
Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 1,520,530
Folsom, California, Special Tax Bonds, Community Facilities
District 16 Islands at Parkshore Improvement Area 1,
Series 2018:
500 4.000%, 9/01/43 10/22 at 103.00 N/R 457,515
1,545 4.000%, 9/01/48 10/22 at 103.00 N/R 1,376,672
Fontana, California,  Special Tax Bonds, Community Facilities
District 106, Mountain View, Series 2022:
375 4.250%, 9/01/38 9/29 at 103.00 N/R 365,993
500 4.500%, 9/01/43 9/29 at 103.00 N/R 488,865
1,000 4.625%, 9/01/52 9/29 at 103.00 N/R 968,740
Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Tender Option
Bond Trust 2015-XF1038:
3,750 13.359%, 6/01/45, 144A, (IF) (4) 6/25 at 100.00 A+ 4,802,737
1,030 Imperial, California, Special Tax Bonds, Community Facilities District 2005-
1 Springfield, Series 2015A, 5.000%, 9/01/36
9/25 at 100.00 N/R 1,068,295
155 Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged
Area Redevelopment Project, Subordinate Lien Refunding Series 2008A,
5.250%, 8/15/28
10/22 at 100.00 A 155,415
500 Irvine, California, Special Tax Bonds, Community Facilities District 2013-
3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%,
9/01/39
9/24 at 100.00 N/R 512,540
3,380 Jurupa Unified School District, California, Special Tax Bonds, Community
Facilities District 9, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 3,465,075
1,220 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2004-2, Series 2005, 5.350%, 9/01/35
3/23 at 100.00 N/R 1,230,199
1,000 Lake Elsinore Unified School District, California, Special Tax Bonds,
Community Facilities District 2006-2 Improvement Area B, Series 2018,
4.000%, 9/01/48
9/24 at 100.00 N/R 891,050

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Lake Elsinore Unified School District, California, Special Tax
Bonds, Community Facilities District 2013-1, Series 2017:
$ 800 4.000%, 9/01/42 9/24 at 103.00 N/R $ 737,448
1,000 4.000%, 9/01/47 9/24 at 103.00 N/R 894,620
475 Lake Elsinore, California, Special Tax Bonds, Community Facilities District
2006-1 Summerly Improvement Area KK, Series 2021, 4.000%, 9/01/42
9/28 at 103.00 N/R 416,205
4,170 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 4,293,807
Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019:
605 5.650%, 9/01/38 9/26 at 103.00 N/R 577,333
970 5.750%, 9/01/43 9/26 at 103.00 N/R 922,674
Lee Lake Public Financing Authority, California, Junior Lien
Revenue Bonds, Series 2013B:
785 5.125%, 9/01/28 9/23 at 100.00 N/R 800,457
395 5.250%, 9/01/32 9/23 at 100.00 N/R 401,924
Lincoln, California, Special Tax Bonds, Community Facilities
District 2005-1 Sorrento Project, Series 2014A:
925 5.000%, 9/01/39 9/24 at 100.00 N/R 946,229
1,815 5.000%, 9/01/43 9/24 at 100.00 N/R 1,847,833
2,615 Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012, 6.050%, 8/01/42
8/29 at 100.00 Aa3 2,641,987
1,750 Los Angeles County Community Facilities District 2021-01, California,
Special Tax Bond, Valencia-Facilities Improvement Area 1, Series 2022,
5.000%, 9/01/47
9/29 at 103.00 N/R 1,774,378
1,675 Lower Magnolia Green Community Development Authority, Virginia,
Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A
3/25 at 100.00 N/R 1,646,123
1,275 Lynwood Redevelopment Agency, California, Tax Allocation Revenue
Bonds, Project Area A, Subordinate Lien Series 2011A, 7.250%, 9/01/38
10/22 at 100.00 A 1,279,424
2,022 Manteca Unified School District, San Joaquin County, California,
Certificates of Participation, Series 2004, 0.000%, 9/15/33 - NPFG
Insured
No Opt. Call Baa2 1,328,070
450 Marina Redevelopment Agency Successor Agency, California, Housing Tax
Allocation Bonds, Series 2018B, 5.000%, 9/01/38
9/25 at 103.00 N/R 477,860
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2006-1,
Series 2014:
500 4.125%, 9/01/39 3/23 at 102.00 N/R 479,850
500 4.250%, 9/01/44 3/23 at 102.00 N/R 470,910
Menifee Union School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1,
Improvement Area 1, Series 2015:
2,000 5.000%, 9/01/39 9/24 at 100.00 N/R 2,045,900
500 4.250%, 9/01/44 9/24 at 100.00 N/R 471,565
1,000 5.000%, 9/01/44 9/24 at 100.00 N/R 1,017,540
500 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2011-1, Improvement Area 6, Series
2021, 4.000%, 9/01/50
9/28 at 103.00 N/R 435,040
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2014-2, Series 2017, 5.000%,
9/01/47
9/24 at 103.00 N/R 1,038,340
1,000 Menifee Union School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 2016-1, Improvement Area B, Series
2022, 4.625%, 9/01/52
9/29 at 103.00 N/R 961,080
1,055 Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced
Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 - AMBAC
Insured
No Opt. Call N/R 1,015,881
835 Moorpark, California, Special Tax Bonds, Community Facilities District
2004-1, Refunding Junior Lien Series 2014B, 5.000%, 9/01/33
9/24 at 100.00 N/R 858,263
970 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-2, Series 2019, 5.000%,
9/01/48
9/25 at 103.00 N/R 1,013,223

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,085 Moreno Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2015-3, Series 2019, 4.000%,
9/01/44
9/25 at 103.00 N/R $ 986,243
825 Murrieta, California, Special Tax Bonds, Community Facilities District 2005-
5 Golden City Improvement Area A, Series 2017, 5.000%, 9/01/46
9/27 at 100.00 N/R 858,586
Northstar Community Services District, California, Special
Tax Bonds, Community Facilities District 1, Refunding
Series 2005:
980 2.000%, 9/01/28 2005 1 (5) 3/23 at 100.00 N/R 480,435
2,927 2.000%, 9/01/36 2005 1 (5) 3/23 at 100.00 N/R 1,434,028
1,250 Oceanside, California, Special Tax Bonds, Community Facilities District
2006-1, Pacific Coast Business Park, Series 2017, 5.000%, 9/01/38
9/25 at 102.00 N/R 1,315,475
880 Ontario, California, Special Tax Bonds, Community Facilities District 26
Park Place Facilities III, Series 2019, 5.000%, 9/01/47
9/26 at 103.00 N/R 924,871
1,200 Ontario, California, Special Tax Bonds, Community Facilities District 28
New Haven Facilities - Area A, Series 2017, 5.000%, 9/01/47
9/24 at 103.00 N/R 1,246,008
825 Ontario, California, Special Tax Bonds, Community Facilities District 54
Esperanza Facilities, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 782,942
4,000 Orange County, California, Special Tax Bonds, Community Facilities
District 2021-1 Rienda, Series 2022A, 5.000%, 8/15/52 ,(WI/DD, Settling
9/08/22)
8/29 at 103.00 N/R 4,112,440
Palm Desert, California, Special Tax Bonds, Community
Facilities District 2021-1 University Park, Series 2021:
315 3.000%, 9/01/31 9/28 at 103.00 N/R 281,484
375 4.000%, 9/01/41 9/28 at 103.00 N/R 348,296
1,340 4.000%, 9/01/51 9/28 at 103.00 N/R 1,178,262
1,230 Palmdale Community Redevelopment Agency, California, Tax Allocation
Bonds, Merged Redevelopment Project Areas, Series 2002, 0.000%,
12/01/30 - AMBAC Insured
No Opt. Call AA- 925,292
970 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39
9/23 at 100.00 N/R 988,372
1,050 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2006-1, Meritage Homes, Refunding Series
2014B, 5.000%, 9/01/38
9/23 at 100.00 N/R 1,062,506
1,140 Perris Joint Powers Authority, California, Local Agency Revenue Bonds,
Community Facilities District 2007-2, Pacific Heritage, Series 2020,
4.000%, 9/01/48
9/27 at 103.00 N/R 986,260
Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project,
Series 1999:
2,990 0.000%, 8/01/27 - AMBAC Insured No Opt. Call A 2,576,094
2,500 0.000%, 8/01/28 - AMBAC Insured No Opt. Call A 2,080,525
2,750 Puerto Rico Highway and Transportation Authority, Highway Revenue
Bonds, Series 2005L, 5.250%, 7/01/38 - AMBAC Insured
No Opt. Call N/R 2,747,333
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
50,954 0.000%, 7/01/46 7/28 at 41.38 N/R 14,592,716
23,600 0.000%, 7/01/51 7/28 at 30.01 N/R 5,032,936
1,000 5.000%, 7/01/58 7/28 at 100.00 N/R 970,100
2,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2018B-1, 4.750%, 7/01/53
7/28 at 100.00 N/R 1,912,600
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
3,000 4.329%, 7/01/40 7/28 at 100.00 N/R 2,919,780
12,605 4.329%, 7/01/40 7/28 at 100.00 N/R 12,267,942
1,000 4.784%, 7/01/58 7/28 at 100.00 N/R 935,100
Rancho Cardova, California, Special Tax Bonds, Community
Facilities District 2005-1 Sunridge North Douglas Series
2015:
1,200 5.000%, 9/01/40 9/25 at 100.00 N/R 1,235,592
1,250 5.000%, 9/01/45 9/25 at 100.00 N/R 1,281,113

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,190 Rancho Cardova, California, Special Tax Bonds, Community Facilities
District 2005-1 Sunridge North Douglas Series 2018, 4.000%, 9/01/42
9/24 at 103.00 N/R $ 1,096,954
Rancho Cordova, California, Special Tax Bonds,
Communities Facilities District 2014-1 Montelena, Series
2022:
1,590 5.000%, 9/01/42 9/28 at 103.00 N/R 1,625,568
1,340 5.000%, 9/01/51 9/28 at 103.00 N/R 1,359,095
Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2019:
410 5.000%, 9/01/44 9/26 at 103.00 N/R 432,853
530 5.000%, 9/01/49 9/26 at 103.00 N/R 558,016
Redwood City Public Facilities and Infrastructure Authority,
San Mateo, California, Lease Revenue Bonds, Veterans
Memorial Building/Senior Center, Series 2021:
4,000 3.000%, 6/01/46, (UB) (4) 6/31 at 100.00 AA+ 3,180,600
2,500 3.000%, 6/01/51, (UB) (4) 6/31 at 100.00 AA+ 1,926,550
Redwood City Redevelopment Agency, California, Tax
Allocation Bonds, Project Area 2, Series 2003A:
1,755 0.000%, 7/15/29 - AMBAC Insured No Opt. Call A 1,402,824
1,260 0.000%, 7/15/31 - AMBAC Insured No Opt. Call A 924,046
1,185 Rio Vista, California, Special Tax Bonds, Community Facilities District 2018-
1 Liberty Community, Series 2018-1, 5.000%, 9/01/48
9/25 at 103.00 N/R 1,252,403
1,185 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 N/R 1,164,345
River Islands Public Financing Authority, California,
Special Tax Bonds, Community Facilities District 2003-1
Improvement Area 1, Subordinate Series 2022B-2:
1,000 5.000%, 9/01/42 9/29 at 103.00 N/R 984,800
2,525 5.250%, 9/01/47 9/29 at 103.00 N/R 2,561,739
2,015 5.000%, 9/01/52 9/29 at 103.00 N/R 1,977,158
1,250 Riverside County Asset Leasing Corporation, California, Lease Revenue
Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020,
14.879%, 11/01/45, 144A, (IF) (4)
11/25 at 100.00 A+ 1,697,700
1,295 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/26 - NPFG Insured
No Opt. Call A1 1,156,409
2,115 Riverside County, California, Special Tax Bonds, Community Facilities
District 03-1 Newport Road, Series 2014, 5.000%, 9/01/30
9/24 at 100.00 N/R 2,183,970
870 Riverside County, California, Special Tax Bonds, Community Facilities
District 04-2 Lake Hill Crest, Series 2012, 5.000%, 9/01/35
3/23 at 100.00 N/R 875,786
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
660 5.000%, 9/01/32 10/22 at 100.00 N/R 660,779
3,410 5.000%, 9/01/42 10/22 at 100.00 N/R 3,412,489
Riverside County, California, Special Tax Bonds, Community
Facilities District 07-2 Clinton Keith, Series 2017:
1,000 5.000%, 9/01/42 9/27 at 100.00 N/R 1,044,320
535 5.000%, 9/01/45 9/27 at 100.00 N/R 556,587
415 Riverside Unified School District, Riverside County, California, Special Tax
Bonds, Community Facilities District 32, Series 2020, 4.000%, 9/01/45
9/27 at 103.00 N/R 367,155
Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series
2007:
1,010 0.000%, 9/01/34 - NPFG Insured No Opt. Call Baa2 633,270
1,155 0.000%, 9/01/35 - NPFG Insured No Opt. Call Baa2 688,819
815 Rocklin, Placer County, California, Special Tax Bonds, Community Facilities
District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39
9/25 at 100.00 N/R 842,319
935 Rohnert Park Community Development Agency, California, Tax Allocation
Bonds, Series 1999, 0.000%, 8/01/33
No Opt. Call Baa2 620,232
3,775 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2004-1 Heritage Lake Improvement Area 3, Series
2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 3,809,768

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,120 Romoland School District, California, Special Tax Bonds, Community
Facilities District 2006-1, Series 2017, 5.000%, 9/01/44
9/27 at 100.00 N/R $ 1,165,830
820 Romoland School District, California, Special Tax Bonds, Community
Facilities District 91-1, Series 2017, 5.000%, 9/01/41
9/27 at 100.00 N/R 857,392
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016:
845 5.000%, 9/01/36 9/26 at 100.00 N/R 887,765
2,360 5.500%, 9/01/46 9/26 at 100.00 N/R 2,487,700
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Sierra Vista Villages, Series 2020:
490 4.000%, 9/01/45 9/27 at 103.00 N/R 446,027
1,300 4.000%, 9/01/50 9/27 at 103.00 N/R 1,156,623
625 Roseville, California, Special Tax Bonds, Community Facilities District 1
Villages at Sierra Vista, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 592,194
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westbrook, Series 2014:
1,100 5.000%, 9/01/34 9/24 at 100.00 N/R 1,129,436
1,395 5.000%, 9/01/44 9/24 at 100.00 N/R 1,422,147
5,500 Roseville, California, Special Tax Bonds, Community Facilities District 5
Fiddyment Ranch Public Facilities, Series 2017, 5.000%, 9/01/47, 144A
9/27 at 100.00 N/R 5,728,470
Roseville, California, Special Tax Bonds, SVSP Westpark-
Federico Community Facilities District 1, Series 2019:
500 5.000%, 9/01/44 9/26 at 103.00 N/R 530,060
700 5.000%, 9/01/49 9/26 at 103.00 N/R 738,304
2,755 Roseville, California, Special Tax Bonds, SVSP Westpark-Federico
Community Facilities District 1, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 2,795,443
230 Sabal Palm Community Development District, Florida, Special Assessment
Bonds, Series 2016, 5.500%, 11/01/46
11/26 at 100.00 N/R 234,108
1,510 Sacramento City Financing Authority California, Lease Revenue Bonds,
Master Lease Program Facilities Projects, Tender Option Bond Trust
2016-XG0100, 15.197%, 12/01/33 - AMBAC Insured, 144A, (IF) (4)
No Opt. Call AA- 2,671,371
Sacramento City Financing Authority, California, Tax
Allocation Revenue Bonds, Merged Downtown
Sacramento and Oak Park Projects, Series 2005A:
4,295 0.000%, 12/01/31 - FGIC Insured No Opt. Call Baa2 3,083,724
4,435 0.000%, 12/01/32 - FGIC Insured No Opt. Call Baa2 3,035,225
1,950 Sacramento County, California, Special Tax Bonds, Community Facilities
District 2016-2 Florin Vineyard 1, Series 2018, 4.000%, 9/01/48
9/25 at 103.00 N/R 1,737,547
275 Sacramento, California, Special Tax Bonds, Community Facilities District
05-1 College Square, Series 2007, 5.900%, 9/01/37
3/23 at 100.00 N/R 278,036
Sacramento, California, Special Tax Bonds, North Natomas
Community Facilities District 7, Series 2017-01:
710 5.000%, 9/01/37, 144A 9/24 at 103.00 N/R 748,276
1,900 5.000%, 9/01/47, 144A 9/24 at 103.00 N/R 1,986,792
428 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts
Redevelopment Projects, Series 2007A, 3.300%, 12/31/26 (5)
No Opt. Call N/R 51,360
1,485 San Bernardino Community Facilities District Number 2020-1, California,
Special Tax Bonds, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 1,387,020
390 San Bernardino County Financing Authority, California, Revenue Bonds,
Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 - NPFG
Insured
No Opt. Call Baa2 398,135
550 San Bernardino County, California, Special Tax Bonds, Community
Facilities District 2006-1 Lytle Creek North Improvement Area 1, Series
2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 566,159
870 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 887,356
1,250 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Series 2014A, 5.000%, 8/01/43
8/24 at 100.00 A- 1,296,663

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 12,610 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay South Redevelopment
Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A
10/22 at 35.75 N/R $ 4,547,670
11,755 San Francisco City and County, California, Certificates of Participation, 49
South Van Ness Avenue Project, Green Series 2019A, 4.000%, 4/01/45,
(UB) (4)
4/27 at 100.00 N/R 11,299,611
850 San Francisco City and County, California, Development Special Tax
Bonds, Mission Rock Facilities & Services Special Tax District 2020-1,
Series 2021A, 4.000%, 9/01/41, 144A
9/28 at 103.00 N/R 783,369
San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure
Island Improvement Area 1, Series 2020:
1,550 4.000%, 9/01/42 9/27 at 103.00 N/R 1,428,805
4,350 4.000%, 9/01/50 9/27 at 103.00 N/R 3,845,574
1,000 San Jacinto Unified School District, California, Community Facilities District
2003-1 Infrastructure Projects, Series 2016, 3.375%, 9/01/46
3/23 at 103.00 N/R 787,860
935 San Mateo County Joint Powers Financing Authority, California, Lease
Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1,
2.500%, 6/15/55, (UB) (4)
6/31 at 100.00 AA+ 589,779
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
110 6.250%, 7/01/24 No Opt. Call Baa2 115,458
1,000 South Tahoe Joint Powers Financing Authority, California, Revenue Bonds,
South Tahoe Redevelopment Project Area 1, Series 2014A, 4.000%,
10/01/34 - AGM Insured
10/24 at 100.00 AA 1,013,830
5,000 Stockton, California, Special Tax Revenue Bonds, Community Facilities
District 19-1, Cannery Park II, Series 2022, 5.000%, 9/01/52
9/29 at 103.00 N/R 4,846,500
1,335 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2006-1, Series 2018, 5.000%, 9/01/43
9/24 at 103.00 N/R 1,390,776
5,400 Sulphur Springs Union School District, California, Special Tax Bonds,
Community Facilities District 2014-1, Series 2022, 4.500%, 9/01/52
9/29 at 103.00 N/R 5,067,792
4,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1 Tejon Industrial Complex
East 2012B, 5.250%, 9/01/42
3/23 at 100.00 N/R 4,024,120
2,000 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2015A, 5.000%, 9/01/45
9/25 at 100.00 N/R 2,050,340
3,250 Tejon Ranch Public Facilities Financing Authority, California, Special Tax
Bonds, Community Facilities District 2008-1, Tejon Industrial Complex
Public Improvements-East, Series 2020, 4.000%, 9/01/50
9/27 at 103.00 N/R 2,873,130
1,045 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A
9/27 at 100.00 N/R 1,086,100
400 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2011-1, Series 2014,
4.250%, 9/01/44
3/23 at 102.00 N/R 377,252
1,285 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 1, Series 2019, 5.000%, 9/01/44
9/25 at 103.00 N/R 1,333,046
700 Victor Valley Union High School District, San Bernardino County,
California, Special Tax Bonds, Community Facilities District 2007-1,
Series 2013, 5.000%, 9/01/43
9/23 at 100.00 N/R 706,447
1,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2014C, 5.000%, 10/01/39, 144A
10/24 at 100.00 N/R 940,880
West Patterson Financing Authority, California, Special Tax
Bonds, Community Facilities District 2015-1 Arambel-
KDN, Refunding Series 2015:
350 5.250%, 9/01/35 9/25 at 100.00 N/R 364,987
785 5.250%, 9/01/45 9/25 at 100.00 N/R 810,238
3,540 West Sacramento Financing Authority, California, Special Tax Revenue
Bonds, Series 2014, 5.500%, 9/01/31
3/23 at 101.50 N/R 3,645,988
2,805 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Refunding Series 2016, 5.000%, 9/01/40
9/26 at 100.00 N/R 2,913,862

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 7,760 West Sacramento, California, Special Tax Bonds, Community Facilities
District 27 Bridge District, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 N/R $ 8,057,518
2,155 Western Placer Unified School District, Placer County, California,
Certificates of Participation, Refinancing Project, Series 2017, 4.000%,
8/01/49 - AGM Insured, (UB) (4)
8/27 at 100.00 AA 1,952,646
Westside Union School District, California, Special Tax
Bonds, Community Facilities District 2018-1 Improvement
Area 1, Series 2021:
365 4.000%, 9/01/46 9/28 at 103.00 N/R 322,612
490 4.000%, 9/01/51 9/28 at 103.00 N/R 423,571
1,445 William S. Hart Union High School District, Los Angeles County, California,
Special Tax Bonds, Community Facilities District 2015-1, Series 2017,
5.000%, 9/01/47
9/26 at 100.00 N/R 1,490,734
1,860 Woodland, California, Special Tax Bonds, Community Facilities District
2004-1 Spring Lake, Refunding & Capital Projects Series 2016, 4.000%,
9/01/45
9/26 at 100.00 N/R 1,685,737
290 Yorkville United City Business District, Illinois, Storm Water and Water
Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/27 (5)
9/22 at 100.00 N/R 118,900
501,086 Total Tax Obligation/Limited 418,942,395
Transportation - 12.4%
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series 2022C:
9,400 5.400%, 10/01/49 - AGM Insured, (UB) 10/37 at 100.00 N/R 4,852,656
34,890 5.450%, 10/01/52 - AGM Insured, (UB) 10/37 at 100.00 N/R 17,851,469
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Senior Lien Series 2022A:
4,000 5.300%, 10/01/47, (UB) (4) 10/37 at 100.00 N/R 2,025,760
8,405 5.350%, 10/01/48, (UB) (4) 10/37 at 100.00 N/R 4,250,240
5,185 5.375%, 10/01/49, (UB) 10/37 at 100.00 N/R 2,618,166
7,080 5.400%, 10/01/50, (UB) (4) 10/37 at 100.00 N/R 3,558,904
7,410 0.000%, 10/01/51 - AGM Insured, (UB) (7) 10/37 at 100.00 N/R 3,797,106
4,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/49,
(UB) (4)
4/27 at 100.00 A1 3,853,160
7,465 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54, (UB) (4)
10/29 at 100.00 A1 5,573,966
7,000 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 6,937,350
10,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
1/24 at 107.00 N/R 9,539,300
5,000 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A, 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A
10/22 at 103.00 N/R 4,721,350
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Senior Lien Series
2015A:
2,255 0.000%, 1/15/33 No Opt. Call Baa2 1,454,317
3,000 0.000%, 1/15/35 - AGM Insured No Opt. Call BBB 1,826,280
10,845 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46,
(UB) (4)
1/31 at 100.00 Baa2 10,244,187
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
5,000 0.000%, 1/15/37 - AGM Insured No Opt. Call BBB 2,752,050
1,775 5.000%, 1/15/42 - AGM Insured 1/24 at 100.00 BBB 1,826,013
6,095 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 -
AGM Insured, (UB) (4)
7/29 at 100.00 A2 5,269,310

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 6,505 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Term Rate Sub-Series 2013B-1, 3.950%,
1/15/53
7/27 at 100.00 Baa2 $ 5,912,264
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
450 6.250%, 10/01/34, (AMT) 10/23 at 100.00 Baa2 462,595
90 6.125%, 10/01/43 - AGM Insured, (AMT) 10/23 at 100.00 Baa2 92,521
Guam Port Authority, Port Revenue Bonds, Private Activity
Series 2018B:
250 5.000%, 7/01/36, (AMT) 7/28 at 100.00 Baa2 264,033
400 5.000%, 7/01/37, (AMT) 7/28 at 100.00 Baa2 421,264
3,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Series 2022G,
4.000%, 5/15/47, (AMT)
11/31 at 100.00 N/R 2,806,170
10,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018A, 5.000%,
5/15/44, (AMT), (UB) (4)
5/28 at 100.00 A+ 10,367,300
4,210 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
3.000%, 6/01/49
6/31 at 100.00 N/R 3,073,637
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019A:
4,500 4.000%, 5/01/49, (AMT), (UB) (4) 5/29 at 100.00 A 4,117,995
7,590 5.000%, 5/01/49, (AMT) ,(WI/DD, Settling 9/08/22) 5/29 at 100.00 A 7,866,656
8,600 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50,
(AMT), (UB) (4)
5/29 at 100.00 A 7,867,796
1,290 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Tender Option Bond Trust Series 2015-
XF1032, 13.454%, 5/01/44, 144A, (IF) (4)
5/24 at 100.00 A 1,422,406
200 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series
2014B, 5.250%, 1/15/49
1/25 at 100.00 BBB- 204,484
50 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/31 - NPFG Insured
No Opt. Call Baa2 35,273
6,650 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
4.000%, 3/01/42 - BAM Insured, (AMT), (UB) (4)
3/27 at 100.00 N/R 6,318,963
1,200 West Indian Company Limited, Virgin Islands, Port Facilities Revenue
Bonds, WICO Financing, Series 2022B, 6.500%, 4/01/52, (AMT), 144A
10/29 at 104.00 N/R 1,173,396
193,790 Total Transportation 145,358,337
U.S. Guaranteed - 1.6% (8)
Anaheim Public Financing Authority, California, Lease
Revenue Bonds, Public Improvement Project, Series
1997C:
2,320 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call AA 1,480,392
1,030 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 17A, Series 2013B, 5.000%, 9/01/34, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,056,739
5,750 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/46, (Pre-refunded 11/15/25),
(UB) (4)
11/25 at 100.00 A 6,217,533
1,985 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Subordinate Series 2013B,
7.000%, 11/15/48, (Pre-refunded 11/15/23)
11/23 at 100.00 N/R 2,087,704
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 42,914

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (8) (continued)
$ 1,625 California Statewide Communities Development Authority, Revenue
Bonds, Henry Mayo Newhall Memorial Hospital, Series 2014, 5.250%,
10/01/43, (Pre-refunded 10/01/24) - AGM Insured
10/24 at 100.00 A2 $ 1,718,827
1,000 California Statewide Communities Development Authority, Revenue
Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32,
(Pre-refunded 10/01/22)
10/22 at 100.00 N/R 1,002,700
1,250 Dana Point, California, Special Tax Bonds, Community Facilities District
2006-1 Series 2014, 5.000%, 9/01/45, (Pre-refunded 9/01/23)
9/23 at 100.00 N/R 1,281,825
Guam A.B. Won Pat  International Airport Authority, Revenue
Bonds, Series 2013C:
295 6.250%, 10/01/34, (Pre-refunded 10/01/23), (AMT) 10/23 at 100.00 Baa2 306,505
410 6.125%, 10/01/43, (Pre-refunded 10/01/23) - AGM Insured, (AMT) 10/23 at 100.00 Baa2 425,449
Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2013:
500 5.250%, 7/01/33, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 511,835
1,000 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 Baa2 1,025,720
Santa Ana Financing Authority, California, Lease Revenue
Bonds, Police Administration and Housing Facility, Series
1994A:
110 6.250%, 7/01/24, (ETM) No Opt. Call Baa2 115,567
1,250 Stockton Public Financing Authority, California, Water Revenue Bonds,
Delta Water Supply Project, Series 2010A, 6.250%, 10/01/40, (Pre-
refunded 10/01/23)
10/23 at 100.00 A 1,302,712
18,565 Total U.S. Guaranteed 18,576,422
Utilities - 8.5%
200 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series
2012, 5.000%, 7/01/37, (AMT), 144A
1/23 at 100.00 Baa3 200,472
2,000 Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39 10/22 at 100.00 N/R 2,002,500
1,725 Gilroy Public Facilities Financing Authority, California, Wastewater
Revenue Bonds, Series 2021A, 3.000%, 8/01/51, (UB) (4)
8/31 at 100.00 AA 1,282,710
500 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 Baa2 514,685
25 Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A, 5.500%, 11/15/28
No Opt. Call A- 27,477
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2017A:
7,565 5.000%, 7/01/42, (UB) (4) 1/27 at 100.00 AA- 8,100,980
25,000 5.000%, 7/01/47, (UB) (4) 1/27 at 100.00 AA- 26,646,000
2,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 4.000%, 7/01/47, (UB) (4)
1/27 at 100.00 Aa2 1,986,920
2,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Tender Option Bond Trust 2015-XF2053, 16.235%,
1/01/24, 144A, (IF) (4)
7/24 at 100.00 Aa2 2,398,720
50 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 6.500%, 11/01/39
No Opt. Call BBB+ 60,413
480 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call Baa2 516,950
500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 4.000%, 7/01/47,
144A
7/32 at 100.00 N/R 429,310
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 N/R 3,009,420
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B:
2,440 5.000%, 7/01/37, 144A 7/31 at 100.00 N/R 2,481,455
2,000 4.000%, 7/01/42, 144A 7/31 at 100.00 N/R 1,768,540
1,745 4.000%, 7/01/47, 144A 7/31 at 100.00 N/R 1,498,292
8,000 Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally
Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (5)
10/22 at 100.00 D 6,480,000
25 Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding
Series 2005SS, 3.926%, 7/01/30 (5)
10/22 at 100.00 D 20,219

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD:
$ 1,000 3.375%, 7/01/21 (5) 7/20 at 100.00 D $ 807,500
1,030 3.844%, 7/01/21 (5) 7/20 at 100.00 D 781,513
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A:
1,415 3.941%, 7/01/29 (5) 10/22 at 100.00 D 1,144,381
5,385 3.957%, 7/01/42 (5) 10/22 at 100.00 D 4,375,313
2,925 3.961%, 7/01/42 (5) 10/22 at 100.00 D 2,369,250
85 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2003NN, 3.999%, 7/01/20 (5)
No Opt. Call D 68,956
1,950 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007TT, 3.957%, 7/01/32 (5)
10/22 at 100.00 D 1,584,375
1,140 Puerto Rico Electric Power Authority, Power Revenue Bonds, Series
2007VV, 5.250%, 7/01/34 - NPFG Insured
No Opt. Call D 1,152,893
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA:
500 3.978%, 7/01/24 (5) 10/22 at 100.00 D 406,250
275 3.978%, 7/01/25 (5) 10/22 at 100.00 D 223,438
3,000 3.978%, 7/01/27 (5) 10/22 at 100.00 D 2,437,500
1,020 3.978%, 7/01/31 (5) 10/22 at 100.00 D 828,750
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC:
135 3.957%, 7/01/24 (5) 10/22 at 100.00 D 109,688
200 3.941%, 7/01/27 (5) 10/22 at 100.00 N/R 161,750
2,000 3.990%, 7/01/28 (5) 10/22 at 100.00 D 1,620,000
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX:
1,445 3.926%, 7/01/25 (5) 10/22 at 100.00 D 1,168,644
95 3.978%, 7/01/26 (5) 10/22 at 100.00 D 77,187
1,000 3.978%, 7/01/35 (5) 10/22 at 100.00 D 812,500
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ:
165 3.957%, 7/01/21 (5) 7/20 at 100.00 D 133,237
1,695 3.957%, 7/01/23 (5) No Opt. Call N/R 1,368,713
1,000 3.978%, 7/01/26 (5) 10/22 at 100.00 D 812,500
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A:
220 4.143%, 7/01/30 (5) 7/23 at 100.00 N/R 187,000
4,430 4.102%, 7/01/36 (5) 7/23 at 100.00 D 3,743,350
Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW:
915 3.988%, 7/01/24 (5) 10/22 at 100.00 N/R 744,581
1,000 3.978%, 7/01/33 (5) 10/22 at 100.00 D 812,500
295 3.999%, 7/01/38 (5) 10/22 at 100.00 D 240,794
2,380 Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build
America Bond Series 2010EE, 4.036%, 7/01/30 (5)
10/22 at 100.00 D 1,927,800
San Joaquin County, California, Revenue Bonds, CSA
County Service Area 31, Refunding Series 2018A:
1,250 5.000%, 8/01/38 8/28 at 100.00 N/R 1,296,425
1,500 5.000%, 8/01/42 8/28 at 100.00 N/R 1,543,020
5,000 South Coast Water District Financing Authority, California, Revenue Bonds,
Series 2020A, 2.500%, 2/01/50, (UB) (4)
2/29 at 100.00 AA+ 3,337,150
Southern California Public Power Authority, Natural Gas
Project 1 Revenue Bonds, Series 2007A:
1,000 5.000%, 11/01/29 No Opt. Call BBB+ 1,078,670
220 5.000%, 11/01/33 No Opt. Call BBB+ 236,485
2,190 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022A, 7.750%, 7/01/24
No Opt. Call N/R 2,158,683

Investments in Derivatives
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 150 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Bond Anticipation Notes, Taxable Series 2022B, 10.000%, 7/01/24
No Opt. Call N/R $ 149,715
107,265 Total Utilities 99,325,574
$ 1,990,744 Total Municipal Bonds (cost $1,648,094,949) 1,546,934,277
Shares Description (1) Value
X 1,221,840 COMMON STOCKS - 0.1%
X 1,221,840
Airlines - 0.1%
$ 94,060 American Airlines Group Inc (9),(10) $ 1,221,840
Total Common Stocks (cost $2,851,418) 1,221,840
Total Long-Term Investments (cost $1,650,946,367) 1,548,156,117
Borrowings - (1.9)% (11),(12) (21,800,000)
Floating Rate Obligations - (32.9)%   (384,776,000)
Other Assets Less Liabilities - 2.6%(13) 29,379,347
Net Assets - 100% $ 1,170,959,464
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note (771) 12/22 $ (85,808,411) $ (85,442,462) $ 365,949
U.S. Treasury 10-Year Note (481) 12/22 (56,488,583) (56,231,906) 256,677
Total $(142,296,994) $(141,674,368) $622,626
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch,
Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(9) On November 28, 2011, AMR Corp. ("AMR"), the parent company of American Airlines Group, Inc. ("AAL") filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement to meet AMR's unsecured bond obligations, the bondholders including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(10) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11) Borrowings as a percentage of Total Investments is 1.4%.
(12) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or inverse floating rate transactions, when applicable) in the Portfolio of Investments as collateral for borrowings.
(13) Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the
Statement of Assets and Liabilities, when applicable.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.

Nuveen California High Yield Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD Purchased on a when-issued or delayed delivery basis.

Nuveen California Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.6%
X
2,034,767,611 MUNICIPAL BONDS - 99.6%
X 2,034,767,611
Consumer Staples - 0.0%
$ 370 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ $ 347,952
Education and Civic Organizations - 4.3%
5,000 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2015, 5.000%, 4/01/40
4/25 at 100.00 A2 5,175,750
3,000 California Educational Facilities Authority, Revenue Bonds, University of
the Pacific, Refunding Series 2015, 5.000%, 11/01/36
11/25 at 100.00 A2 3,141,300
6,675 California Infrastructure and Economic Development Bank, Revenue
Bonds, California Science Center Phase III Project, Green Series 2021B,
4.000%, 5/01/46
11/31 at 100.00 N/R 6,262,618
California Infrastructure and Economic Development
Bank, Revenue Bonds, The Walt Disney Family Museum,
Refunding Series 2016:
250 5.000%, 2/01/30 2/26 at 100.00 A+ 269,337
250 5.000%, 2/01/31 2/26 at 100.00 A+ 268,825
4,250 California Municipal Finance Authority, Charter School Revenue Bonds,
Partnerships to Uplift Communities Project, Series 2012A, 5.250%,
8/01/42
10/22 at 100.00 BB 4,167,508
California Municipal Finance Authority, Educational Facilities
Revenue Bonds, OCEAA Project, Series 2008A:
560 6.750%, 10/01/28 10/22 at 100.00 N/R 560,773
1,500 7.000%, 10/01/39 10/22 at 100.00 N/R 1,501,605
1,275 California Municipal Finance Authority, Revenue Bonds, Goodwill
Industries of Sacramento Valley & Northern Nevada Project, Series
2014A, 5.000%, 1/01/35
1/25 at 100.00 N/R 1,114,363
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
8,825 5.000%, 12/31/43, (AMT) 6/28 at 100.00 BBB- 8,995,146
8,595 4.000%, 12/31/47, (AMT) 6/28 at 100.00 A2 7,682,555
1,245 California Municipal Finance Authority, Revenue Bonds, Touro College
and University System, Series 2014A, 5.250%, 1/01/34
7/24 at 100.00 BBB- 1,261,695
1,040 California School Finance Authority, California, Charter School Revenue
Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/40,
144A
8/25 at 100.00 BBB 1,057,108
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
460 5.000%, 8/01/46, 144A 8/25 at 100.00 BBB 465,308
815 California School Finance Authority, Charter School Revenue Bonds,
Aspire Public School - Obligated Group, Issue No.6, Series 2020A,
5.000%, 8/01/52, 144A
8/28 at 100.00 N/R 828,162
California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016:
410 5.000%, 6/01/46, 144A 6/26 at 100.00 N/R 397,224
500 5.000%, 6/01/51, 144A 6/26 at 100.00 N/R 478,655
375 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.750%, 5/01/37, 144A
5/27 at 100.00 N/R 381,086
285 California School Finance Authority, Charter School Revenue Bonds,
Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/36,
144A
6/25 at 100.00 N/R 286,283
500 California School Finance Authority, Charter School Revenue Bonds,
Summit Public Schools Obligated Group, Series 2017, 5.000%, 6/01/47,
144A
6/27 at 100.00 Baa3 504,105

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 750 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB $ 760,238
830 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 840,840
5,235 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016C,
5.250%, 7/01/52, 144A
7/25 at 101.00 BBB 5,359,698
California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2013:
2,000 6.900%, 7/01/43 7/23 at 100.00 BB+ 2,052,880
4,040 7.000%, 7/01/48 7/23 at 100.00 BB+ 4,148,434
2,650 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/35
11/25 at 100.00 Aa2 2,844,218
3,100 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/44
11/29 at 100.00 Aa2 3,405,381
7,100 California State University, Systemwide Revenue Bonds, Series 2020C,
3.000%, 11/01/39
11/30 at 100.00 Aa2 6,056,726
1,115 San Diego County, California, Limited Revenue Obligations, Sanford
Burnham Prebys Medical Discovery Institute, Series 2015A, 5.000%,
11/01/28
11/25 at 100.00 A1 1,202,282
14,740 University of California, General Revenue Bonds, Series 2018AZ, 5.000%,
5/15/48
5/28 at 100.00 AA 15,926,423
87,370 Total Education and Civic Organizations 87,396,526
Financials - 0.0%
7 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit Exchanged
From Cusip 74529JAN5, 0.000%, 8/01/47
No Opt. Call N/R 2,441
Health Care - 10.3%
10,065 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 A1 10,604,081
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A:
1,500 5.000%, 11/15/35 11/27 at 100.00 A1 1,613,985
22,055 5.000%, 11/15/48 11/27 at 100.00 A1 23,236,266
455 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Medical Center, Refunding Series 2015, 5.000%, 11/15/32
11/25 at 100.00 Aa3 488,010
1,000 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2012A, 5.000%, 11/15/29
11/22 at 100.00 BBB+ 1,002,970
3,850 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 BBB+ 3,982,440
6,100 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2012A, 4.000%, 11/15/39
11/22 at 100.00 N/R 5,925,174
7,350 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 6,977,355
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health,  Series 2020A:
10,750 4.000%, 4/01/40 4/30 at 100.00 N/R 10,340,640
3,175 4.000%, 4/01/45 4/30 at 100.00 BBB+ 2,964,625
36,320 4.000%, 4/01/49 4/30 at 100.00 BBB+ 33,400,235
3,940 California Health Facilities Financing Authority, Revenue Bonds, El Camino
Hospital, Refunding Series 2015A, 5.000%, 2/01/40
2/25 at 100.00 AA 4,091,178
830 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 850,485
6,255 California Health Facilities Financing Authority, Revenue Bonds, PIH
Health, Series 2020A, 4.000%, 6/01/50
6/30 at 100.00 A 5,722,887
1,825 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 AA- 1,888,455
17,055 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 N/R 16,374,164

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 250 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 $ 256,860
California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A:
1,810 5.250%, 11/01/36 11/26 at 100.00 BBB- 1,884,952
11,750 5.000%, 11/01/47 11/26 at 100.00 BBB- 11,809,338
10,310 5.250%, 11/01/47 11/26 at 100.00 BBB- 10,485,373
2,000 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 2,043,700
2,500 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 2,582,625
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
5,295 5.250%, 12/01/34 12/24 at 100.00 BB 5,421,974
6,000 5.250%, 12/01/44 12/24 at 100.00 BB 6,099,060
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
2,400 5.000%, 12/01/41, 144A 6/26 at 100.00 BB 2,386,752
8,000 5.000%, 12/01/46, 144A 6/26 at 100.00 BB 7,800,880
9,250 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 9,260,638
8,400 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB 8,500,884
California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series
2015A:
1,305 5.000%, 3/01/35 3/26 at 100.00 A+ 1,362,002
1,000 5.000%, 3/01/45 3/26 at 100.00 A+ 1,023,520
California Statewide Communities Development Authority,
Revenue Bonds, John Muir Health, Series 2016A:
100 5.000%, 8/15/46 8/26 at 100.00 A+ 104,025
235 5.000%, 8/15/51 8/26 at 100.00 A+ 242,788
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
72 5.750%, 7/01/24 (4),(5) 1/22 at 100.00 N/R 72,222
83 5.750%, 7/01/30 (4),(5) 1/22 at 100.00 N/R 83,037
5 5.750%, 7/01/35 (4),(5) 1/22 at 100.00 N/R 5,408
78 California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22
(4),(5)
1/22 at 100.00 N/R 78,152
3,390 Kaweah Delta Health Care District, California, Revenue Bonds, Series
2015B, 5.000%, 6/01/40
6/25 at 100.00 A3 3,483,293
5,000 Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016, 5.000%, 11/01/39
11/26 at 100.00 BBB 5,142,250
1,630 Upland, California, Certificates of Participation, San Antonio Regional
Hospital, Series 2017, 5.000%, 1/01/47
1/28 at 100.00 BBB 1,664,067
213,389 Total Health Care 211,256,750
Housing/Multifamily - 13.8%
19,170 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 15,338,492
15,920 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 12,289,126
26,675 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 25,156,126

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 1,950 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R $ 1,570,647
560 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 453,281
2,850 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 2,689,060
21,320 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 19,838,900
11,333 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33 2033 2033
No Opt. Call BBB+ 11,240,427
12,625 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 11,767,622
1,548 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 1,553,167
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
170 5.250%, 8/15/39 8/24 at 100.00 A- 173,738
455 5.250%, 8/15/49 8/24 at 100.00 A- 462,808
3,325 California Statewide Community Development Authority, Multifamily
Housing Revenue Senior Bonds, Westgate Courtyards Apartments,
Series 2001X-1, 5.420%, 12/01/34 - AMBAC Insured, (AMT)
10/22 at 100.00 N/R 3,324,767
20,705 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 16,890,725
6,125 CMFA Special Finance Agency VII, California, Essential Housing Revenue
Bonds, Senior Lien Series 2021A-1, 3.000%, 8/01/56, 144A
8/31 at 100.00 N/R 4,425,129
5,675 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 4,765,411
4,550 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 3,233,275
920 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 771,917
8,660 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 6,450,314
1,255 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 961,079
5,230 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 4,667,723
26,965 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 21,679,860
14,755 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 13,845,649
2,915 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41,
144A
8/31 at 100.00 N/R 2,532,027
8,640 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 6,390,403
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
4,355 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 3,639,604
11,190 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 8,139,382

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 15,800 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R $ 12,765,768
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
1,615 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R 1,260,007
6,750 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 4,771,305
395 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R 297,001
16,430 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 13,485,087
5,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 4,145,117
5,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 3,823,459
440 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 415,611
5,730 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 4,437,828
7,475 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Vineyard Gardens Apartments, Senior Lien Series
2021A, 3.250%, 10/01/58, 144A
4/32 at 100.00 N/R 5,486,799
2,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 1,633,947
3,995 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 3,041,394
16,280 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 11,457,701
3,100 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Mezzanine Lien Series
2021A-2, 4.000%, 12/01/58
6/32 at 100.00 N/R 2,482,945
10,045 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 7,037,728
765 Independent Cities Finance Authority, California, Mobile Home Park
Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%,
9/15/25
No Opt. Call N/R 779,183
115 San Jose, California, Multifamily Housing Senior Lien Revenue Bonds,
Fallen Leaves Apartments, Series 2002J1, 4.950%, 12/01/22 - AMBAC
Insured, (AMT)
10/22 at 100.00 N/R 115,114
341,436 Total Housing/Multifamily 281,686,653
Long-Term Care - 0.3%
1,275 California Health Facilities Financing Authority, Revenue Bonds, Northern
California Presbyterian Homes & Services Inc., Refunding Series 2015,
5.000%, 7/01/44
7/25 at 100.00 AA 1,343,429
California Statewide Communities Development Authority,
Revenue Bonds, Front Porch Communities & Services,
Series 2021A:
1,000 4.000%, 4/01/41 4/31 at 100.00 N/R 941,730
4,750 4.000%, 4/01/51 4/31 at 100.00 N/R 4,311,148
7,025 Total Long-Term Care 6,596,307

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 14.6%
$ 1,000 Acalanes Union High School District, Contra Costa County, California,
General Obligation Bonds, Refunding Series 2010A, 0.000%, 8/01/26
No Opt. Call Aa1 $ 897,050
4,000 Alum Rock Union Elementary School District, Santa Clara County,
California, General Obligation Bonds, Refunding Series 2013A, 6.000%,
8/01/39
8/23 at 100.00 A1 4,113,080
5,570 Bakersfield City School District, Kern County, California, General
Obligation Bonds, Series 2012C, 5.800%, 5/01/42
5/40 at 100.00 Aa3 3,899,000
3,565 California State, General Obligation Bonds, Refunding Various Purpose
Series 2016, 5.000%, 9/01/32
9/26 at 100.00 Aa2 3,894,014
California State, General Obligation Bonds, Refunding
Various Purpose Series 2020:
3,055 5.000%, 11/01/32 11/30 at 100.00 N/R 3,547,436
5,000 5.000%, 3/01/33 3/30 at 100.00 Aa2 5,715,800
5,650 5.000%, 3/01/35 3/30 at 100.00 N/R 6,384,274
3,725 California State, General Obligation Bonds, Refunding Various Purpose
Series 2021, 5.000%, 10/01/30
No Opt. Call N/R 4,382,574
1,205 California State, General Obligation Bonds, Various Purpose Refunding
Series 2014, 5.000%, 8/01/33
8/24 at 100.00 Aa2 1,258,791
21,830 California State, General Obligation Bonds, Various Purpose Refunding
Series 2015, 5.000%, 8/01/33
2/25 at 100.00 Aa2 23,038,945
5,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2016, 5.000%, 9/01/34
9/26 at 100.00 Aa2 5,417,350
California State, General Obligation Bonds, Various Purpose
Series 2013:
5,860 5.000%, 2/01/38 2/23 at 100.00 Aa2 5,918,600
1,430 5.000%, 2/01/43 2/23 at 100.00 Aa2 1,444,071
California State, General Obligation Bonds, Various Purpose
Series 2014:
1,940 5.000%, 10/01/37 10/24 at 100.00 Aa2 2,031,743
2,470 5.000%, 5/01/44 5/24 at 100.00 Aa2 2,558,006
California State, General Obligation Bonds, Various Purpose
Series 2015:
3,000 5.000%, 3/01/45 3/25 at 100.00 Aa2 3,143,400
3,000 5.000%, 8/01/45 8/25 at 100.00 Aa2 3,166,230
4,375 California State, General Obligation Bonds, Various Purpose Series 2016,
5.000%, 9/01/46
9/26 at 100.00 Aa2 4,661,344
7,200 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 8/01/46
8/26 at 100.00 Aa2 7,661,808
18,340 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 19,414,357
5,230 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 Aa2 5,673,190
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 Aa2 1,770,814
5,000 California State, General Obligation Bonds, Various Purpose Series 2022,
4.000%, 4/01/49
4/32 at 100.00 N/R 4,913,750
2,880 Claremont Unified School District, Los Angeles County, California, General
Obligation Bonds, Election of 2016, Series 2018, 5.000%, 8/01/48
8/28 at 100.00 Aa2 3,106,829
345 Golden West Schools Financing Authority, California, General Obligation
Revenue Refunding Bonds, School District Program, Series 1999A,
5.800%, 8/01/23 - NPFG Insured
No Opt. Call Baa2 355,150
14,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 N/R 14,309,470
7,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 AAA 6,728,820
30 Long Beach Unified School District, Los Angeles County, California,
General Obligation Bonds, Election of 2008, Series 2009A, 5.500%,
8/01/29
10/22 at 100.00 Aa2 30,074
5,000 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2008 Series 2018B-1, 5.000%,
7/01/38
1/28 at 100.00 AA+ 5,483,450

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 6,225 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 Aa2 $ 6,135,049
10,000 Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A, 4.000%, 8/01/40
8/25 at 100.00 N/R 9,864,700
4,040 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 Aa1 4,000,448
1,740 Pajaro Valley Unified School District, Santa Cruz County, California,
General Obligation Bonds, Refunding Election 2012 Series 2013A,
4.250%, 8/01/47
8/23 at 100.00 N/R 1,740,191
2,745 Palomar Community College District, San Diego County, California,
General Obligation Bonds, Election 2006 Series 2017D, 4.000%,
8/01/46
8/27 at 100.00 AA 2,645,933
9,440 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45 (6)
2/33 at 100.00 Aa3 11,099,363
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
5,150 4.000%, 7/01/37 7/31 at 103.00 N/R 4,614,864
5,110 4.000%, 7/01/41 7/31 at 103.00 N/R 4,462,614
3,863 4.000%, 7/01/46 7/31 at 103.00 N/R 3,280,151
1,935 San Benito High School District, San Benito and Santa Clara Counties,
California, General Obligation Bonds, 2016 Election Series 2017,
5.250%, 8/01/42
8/27 at 100.00 Aa3 2,101,855
40,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Election of 2006, Series 2013, 0.000%,
8/01/41 (6)
8/23 at 57.57 N/R 22,332,000
35,295 San Francisco Bay Area Rapid Transit District, California, General
Obligation Bonds, Election of 2016, Green Series 2020C-1, 4.000%,
8/01/45
8/29 at 100.00 N/R 35,195,115
1,535 San Leandro Unified School District, Alameda County, California, General
Obligation Bonds, Election 2006 Series 2010C, 0.000%, 8/01/39 - AGC
Insured (6)
8/28 at 100.00 AA 1,403,543
10,280 San Mateo County Community College District, California, General
Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45
9/28 at 100.00 AAA 11,183,715
2,065 Saugus Union School District, Los Angeles County, California, General
Obligation Bonds, School Facilities Improvement District 2014-1, Series
2020C, 3.000%, 8/01/37
8/30 at 100.00 N/R 1,829,301
2,345 Temecula Valley Unified School District, Riverside County, California,
General Obligation Bonds, Election 2012 Series 2018C, 5.250%,
8/01/44
2/26 at 100.00 Aa1 2,491,703
2,000 Victor Valley Union High School District, San Bernardino County,
California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 -
AGC Insured
8/26 at 100.00 AA 2,231,300
645 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A, 5.500%,
8/01/40
8/24 at 100.00 A1 670,103
11,720 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45
8/25 at 100.00 N/R 11,130,367
1,100 West Contra Costa Unified School District, Contra Costa County,
California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/24
No Opt. Call AA- 1,171,632
3,500 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (6)
No Opt. Call Aa2 2,690,730
309,703 Total Tax Obligation/General 297,194,097
Tax Obligation/Limited - 11.0%
995 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 N/R 1,033,188
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
10/22 at 100.00 N/R 1,662,911
1,335 Brea and Olinda Unified School District, Orange County, California,
Certificates of Participation Refunding, Series 2002A, 5.125%, 8/01/26 -
AGM Insured
10/22 at 100.00 AA 1,337,443

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,480 California Community College Financing Authority, Lease Revenue Bonds,
Refunding Series 2003, 0.000%, 6/01/33 - AMBAC Insured
No Opt. Call AA+ $ 1,584,199
California Infrastructure and Economic Development
Bank, Lease Revenue Bonds, California State Teachers
Retirement System Headquarters Expansion, Green Bond-
Climate Bond Certified Series 2019:
1,300 5.000%, 8/01/34 8/29 at 100.00 AA 1,441,219
2,250 5.000%, 8/01/36 8/29 at 100.00 AA 2,469,262
1,960 California Infrastructure and Economic Development Bank, Revenue
Bonds, North County Center for Self-Sufficiency Corporation, Series
2004, 5.000%, 12/01/25 - AMBAC Insured
10/22 at 100.00 AA+ 1,964,312
2,000 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 2,086,200
California State Public Works Board, Lease Revenue Bonds,
Judicial Council of California, New Stockton Courthouse,
Series 2014B:
5,120 5.000%, 10/01/32 10/24 at 100.00 Aa3 5,378,048
2,600 5.000%, 10/01/33 10/24 at 100.00 Aa3 2,727,816
3,820 5.000%, 10/01/34 10/24 at 100.00 Aa3 4,003,818
2,000 5.000%, 10/01/39 10/24 at 100.00 Aa3 2,089,620
1,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/30
3/23 at 100.00 Aa3 1,013,090
365 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2011A,
8.000%, 9/02/41
9/22 at 100.00 N/R 352,780
Chula Vista Municipal Finance Authority, California, Special
Tax Revenue Bonds, Refunding Series 2013:
1,915 5.500%, 9/01/27 9/23 at 100.00 AA- 1,971,493
2,165 5.500%, 9/01/29 9/23 at 100.00 AA- 2,228,456
1,520 5.500%, 9/01/30 9/23 at 100.00 AA- 1,562,514
3,200 Dublin, California, Special Tax Bonds, Community Facilities District 2015-1
Improvement Area 2 Dublin Crossing, Series 2019, 5.000%, 9/01/44
9/26 at 103.00 N/R 3,378,368
1,500 Elk Grove Financing Authority, California, Special Tax Revenue Bonds,
Series 2015, 5.000%, 9/01/38 - BAM Insured
9/25 at 100.00 AA 1,583,535
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
6,375 5.000%, 11/15/29 11/25 at 100.00 BB 6,611,003
3,725 5.000%, 11/15/39 11/25 at 100.00 BB 3,780,167
1,000 Huntington Beach, California, Special Tax Bonds, Community Facilities
District 2003-1 Huntington Center, Refunding Series 2013, 5.375%,
9/01/33
9/23 at 100.00 N/R 1,017,790
570 Indio, California, Special Tax Bonds, Community Facilities District 2004-3
Terra Lago, Improvement Area 1, Series 2015, 5.000%, 9/01/35
9/25 at 100.00 N/R 591,711
1,090 Irvine, California, Limited Obligation Improvement Bonds, Reassessment
District 15-2, Series 2015, 5.000%, 9/02/42
9/25 at 100.00 N/R 1,125,741
Irvine, California, Special Tax Bonds, Community Facilities
District 2013-3 Great Park, Improvement Area 1,
Refunding Series 2014:
500 5.000%, 9/01/39 9/24 at 100.00 N/R 512,540
750 5.000%, 9/01/44 9/24 at 100.00 N/R 766,193
3,260 Jurupa Community Services District, California, Special Tax Bonds,
Community Facilities District 33 Eastvale Area, Series 2014, 5.000%,
9/01/43
9/24 at 100.00 N/R 3,318,973
150 Jurupa Public Financing Authority, California, Special Tax Revenue Bonds,
Series 2015A, 5.000%, 9/01/23
No Opt. Call A+ 153,581
790 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%,
9/01/40
9/24 at 100.00 N/R 805,761
1,620 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 1,668,049

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Lammersville Joint Unified School District, California, Special
Tax Bonds, Community Facilities District  2007-1 Mountain
House - Shea Homes Improvement Area 1, Series 2013:
$ 1,000 6.000%, 9/01/38 9/23 at 100.00 N/R $ 1,021,310
1,750 6.000%, 9/01/43 9/23 at 100.00 N/R 1,782,708
985 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Area Sheriff's Facilities Projects, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
10/22 at 100.00 AA 986,960
765 Lancaster Redevelopment Agency, California, Tax Allocation Bonds,
Combined Fire Protection Facilities Project, Refunding Series 2004,
5.000%, 12/01/23 - SYNCORA GTY Insured
10/22 at 100.00 AA 766,522
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 1,029,690
1,875 Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A, 5.000%,
6/01/36
6/26 at 100.00 AAA 2,031,094
10,000 Los Angeles County Metropolitan Transportation Authority, California,
Proposition A First Tier Senior Sales Tax Revenue Bonds, Green Series
2017A, 5.000%, 7/01/42
7/27 at 100.00 AAA 10,877,500
Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Senior
Lien Series 2017A:
15,075 5.000%, 7/01/39 7/27 at 100.00 AAA 16,473,357
5,075 5.000%, 7/01/42 7/27 at 100.00 AAA 5,520,331
11,495 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 AA+ 12,618,521
Menifee Union School District Public Financing Authority,
California, Special Tax Revenue Bonds, Series 2016A:
435 5.000%, 9/01/23 No Opt. Call N/R 442,752
760 5.000%, 9/01/33 - BAM Insured 9/25 at 100.00 AA 807,234
1,600 5.000%, 9/01/35 - BAM Insured 9/25 at 100.00 AA 1,694,528
115 5.000%, 9/01/36 - BAM Insured 9/25 at 100.00 AA 121,687
1,455 Modesto, California, Special Tax Bonds, Community Facilities District
2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/28
9/24 at 100.00 BBB+ 1,514,626
Oakland Redevelopment Successor Agency, California,
Tax Allocation Bonds, Refunding Subordinated Series
2015-TE:
3,250 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 3,454,490
3,215 5.000%, 9/01/36 - AGM Insured 9/25 at 100.00 AA 3,414,298
255 Orange County, California, Special Tax Bonds, Community Facilities
District 2015-1 Esencia Village, Series 2015A, 5.250%, 8/15/45
8/25 at 100.00 N/R 263,652
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
2,630 5.250%, 9/01/30 9/23 at 100.00 N/R 2,679,654
2,350 5.750%, 9/01/39 9/23 at 100.00 N/R 2,394,509
375 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 382,556
7,700 Peninsula Corridor Joint Powers Board, California, Measure RR Sales Tax
Revenue Bonds, Green Bonds-Climate Bond Certified, Series 2022A,
5.000%, 6/01/51
6/31 at 100.00 N/R 8,518,818
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
6,940 0.000%, 7/01/33 7/28 at 86.06 N/R 4,331,532
36,031 5.000%, 7/01/58 7/28 at 100.00 N/R 34,953,673
Rancho Cucamonga Redevelopment Agency Successor
Agency, California, Tax Allocation Bonds, Rancho
Redevelopment Project, Series 2014:
1,600 5.000%, 9/01/30 9/24 at 100.00 AA+ 1,679,392
2,800 5.000%, 9/01/31 9/24 at 100.00 AA+ 2,933,392
2,400 5.000%, 9/01/32 9/24 at 100.00 AA+ 2,512,512

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 4,180 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding
Series 2022A-1, 5.250%, 9/01/52 - AGM Insured
9/29 at 103.00 N/R $ 4,566,065
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015:
1,000 5.000%, 9/01/28 9/25 at 100.00 N/R 1,055,330
1,000 5.000%, 9/01/29 9/25 at 100.00 N/R 1,053,250
1,000 5.000%, 9/01/30 9/25 at 100.00 N/R 1,051,070
6,960 Sacramento Area Flood Control Agency, California, Consolidated Capital
Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 AA 7,423,258
200 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 205,932
395 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 402,880
1,955 San Francisco City and County Redevelopment Agency, California,
Hotel Occupancy Tax Revenue Bonds, Refunding Series 2011, 5.000%,
6/01/25 - AGM Insured
10/22 at 100.00 AA 1,958,910
145 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
10/22 at 100.00 N/R 145,454
2,235 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/43
9/25 at 103.00 N/R 2,344,917
105 Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017, 6.125%, 9/01/37, 144A
9/27 at 100.00 N/R 109,795
3,120 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/49
4/30 at 100.00 A- 3,284,081
395 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/37
9/25 at 100.00 A- 410,820
Tustin, California, Special Tax Bonds, Community Facilities
District 14-1 Tustin Legacy/Standard Pacific, Refunding
Series 2015A:
50 5.000%, 9/01/40 9/25 at 100.00 N/R 51,483
100 5.000%, 9/01/45 9/25 at 100.00 N/R 102,517
Vista Community Development Commission Taxable Non-
Housing Tax Allocation Revenue Bonds, California, Vista
Redevelopment Project, Series 2011:
7,600 6.000%, 9/01/33 10/22 at 100.00 AA 7,619,152
7,920 6.125%, 9/01/37 10/22 at 100.00 AA 7,940,513
220,301 Total Tax Obligation/Limited 225,152,506
Transportation - 19.3%
50 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/25
No Opt. Call BBB+ 52,833
39,750 California Infrastructure and Economic Development Bank, Revenue
Bonds, Brightline West Passenger Rail Project, Series 2020A, 0.850%,
1/01/50, (AMT), (Mandatory Put 1/26/23), 144A
10/22 at 100.00 N/R 39,298,042
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
2,000 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB- 2,029,880
2,120 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 2,101,026
18,840 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2021A, 4.000%, 1/15/46
1/31 at 100.00 A- 17,796,264
Long Beach, California, Harbor Revenue Bonds, Series
2015D:
1,000 5.000%, 5/15/33 5/25 at 100.00 AA 1,065,710
2,785 5.000%, 5/15/34 5/25 at 100.00 AA 2,962,767

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Long Beach, California, Harbor Revenue Bonds, Series
2019A:
$ 1,370 5.000%, 5/15/44 5/29 at 100.00 Aa2 $ 1,500,657
4,625 5.000%, 5/15/49 5/29 at 100.00 Aa2 5,038,151
6,995 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Private Activity/AMT Subordinate Series
2019A, 5.000%, 5/15/49, (AMT)
5/29 at 100.00 Aa3 7,259,481
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Series 2022C:
1,350 4.000%, 5/15/37, (AMT) 5/32 at 100.00 N/R 1,312,065
1,250 4.000%, 5/15/38, (AMT) 5/32 at 100.00 N/R 1,207,212
1,275 4.000%, 5/15/39, (AMT) 5/32 at 100.00 N/R 1,224,421
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Lien Series 2021A. Private Activity:
3,665 5.000%, 5/15/36, (AMT) 5/31 at 100.00 Aa3 3,940,571
4,920 5.000%, 5/15/38, (AMT) 5/31 at 100.00 N/R 5,251,608
3,135 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%,
5/15/35, (AMT)
5/25 at 100.00 Aa2 3,253,816
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien
Series 2015E:
250 5.000%, 5/15/32 5/25 at 100.00 Aa2 264,838
600 5.000%, 5/15/33 5/25 at 100.00 Aa2 634,422
1,305 5.000%, 5/15/35 5/25 at 100.00 Aa2 1,375,848
355 5.000%, 5/15/41 5/25 at 100.00 Aa2 370,048
30,220 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2017A, 5.000%,
5/15/47, (AMT)
5/27 at 100.00 Aa3 31,145,639
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2018C:
1,935 5.000%, 5/15/36, (AMT) 11/27 at 100.00 Aa3 2,043,670
1,800 5.000%, 5/15/38, (AMT) 11/27 at 100.00 Aa3 1,891,314
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018D, 5.000%,
5/15/48, (AMT)
5/29 at 100.00 Aa3 5,191,950
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2019D:
2,685 5.000%, 5/15/31, (AMT) 11/28 at 100.00 N/R 2,904,230
2,500 5.000%, 5/15/36, (AMT) 11/28 at 100.00 Aa3 2,651,625
3,275 5.000%, 5/15/37, (AMT) 11/28 at 100.00 N/R 3,464,426
5,595 5.000%, 5/15/38, (AMT) 11/28 at 100.00 N/R 5,905,075
7,660 5.000%, 5/15/49, (AMT) 11/28 at 100.00 N/R 7,930,705
2,950 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019F, 5.000%,
5/15/44, (AMT)
5/29 at 100.00 Aa3 3,074,844
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
3,585 5.000%, 5/15/34, (AMT) 11/31 at 100.00 N/R 3,904,746
7,000 3.000%, 5/15/40, (AMT) 11/31 at 100.00 N/R 5,794,950
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2022A:
2,255 5.000%, 5/15/45, (AMT) 5/32 at 100.00 N/R 2,379,228
1,000 4.000%, 5/15/49, (AMT) 5/32 at 100.00 N/R 922,310
16,305 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 N/R 14,727,491

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Riverside County Transportation Commission, California,
Toll Revenue Senior Lien Bonds, RCTC 91 Express Lanes,
Refunding Series 2021B-1:
$ 3,085 4.000%, 6/01/40 6/31 at 100.00 N/R $ 2,937,260
10,815 4.000%, 6/01/46 6/31 at 100.00 N/R 9,925,466
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A:
2,625 5.000%, 7/01/47 7/27 at 100.00 A+ 2,750,554
2,000 5.000%, 7/01/47, (AMT) 7/27 at 100.00 A+ 2,048,720
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021A:
10,750 4.000%, 7/01/51 7/31 at 100.00 N/R 10,129,725
3,005 5.000%, 7/01/51 7/31 at 100.00 N/R 3,212,014
San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B:
11,150 4.000%, 7/01/51, (AMT) 7/31 at 100.00 N/R 10,181,734
2,500 5.000%, 7/01/51, (AMT) 7/31 at 100.00 N/R 2,595,100
11,400 5.000%, 7/01/56, (AMT) 7/31 at 100.00 N/R 11,791,362
8,800 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A1 9,361,968
4,295 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/40,
(AMT)
5/24 at 100.00 N/R 4,376,347
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46,
(AMT)
5/26 at 100.00 A1 10,288,700
16,690 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D, 5.250%, 5/01/48,
(AMT)
5/28 at 100.00 A1 17,433,373
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019A:
2,500 5.000%, 5/01/44, (AMT) 5/29 at 100.00 A1 2,603,800
29,300 5.000%, 5/01/49, (AMT) 5/29 at 100.00 A1 30,367,985
19,025 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E, 5.000%, 5/01/45,
(AMT)
5/29 at 100.00 A1 19,778,580
5,320 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019F, 5.000%, 5/01/50
5/29 at 100.00 N/R 5,649,521
16,460 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 N/R 15,042,136
San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding
Junior Lien Series 2014B:
4,000 5.250%, 1/15/44 1/25 at 100.00 BBB+ 4,098,440
6,000 5.250%, 1/15/49 1/25 at 100.00 BBB+ 6,134,520
23,160 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%,
1/15/25 - NPFG Insured
No Opt. Call Baa2 21,346,572
394,285 Total Transportation 393,925,740
U.S. Guaranteed - 8.3% (7)
8,310 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 AA 9,334,290
8,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/44, (Pre-
refunded 4/01/29)
4/29 at 100.00 AA- 9,254,000
3,915 California Educational Facilities Authority, Revenue Bonds, Pepperdine
University, Series 2015, 5.000%, 9/01/40, (Pre-refunded 9/01/25)
9/25 at 100.00 AA- 4,219,783

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
$ 2,430 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 $ 2,609,310
5,360 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46, (Pre-refunded
11/15/26)
11/26 at 100.00 N/R 5,932,448
10,845 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/41, (Pre-refunded 11/15/25)
11/25 at 100.00 A1 11,726,807
5,500 California Health Facilities Financing Authority, Revenue Bonds, Saint
Joseph Health System, Series 2013A, 5.000%, 7/01/33, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- 5,619,900
1,500 California Municipal Finance Authority Charter School Revenue Bonds,
Albert Einstein Academies Project, Series 2013A, 6.750%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 BB 1,559,145
California School Finance Authority, California, Charter
School Revenue Bonds, Aspire Public Schools, Refunding
Series 2016:
40 5.000%, 8/01/46, (Pre-refunded 8/01/25), 144A 8/25 at 100.00 N/R 42,914
500 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Capital Appreciation, Election 2006
Refunding Series 2009C, 6.800%, 8/01/39, (Pre-refunded 8/01/27) -
AGM Insured
8/27 at 100.00 AA 600,740
3,780 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 BBB+ 3,964,577
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
8,335 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 8,719,494
8,415 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 8,827,924
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
21,090 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 22,570,940
17,210 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 AA- 18,394,736
22,330 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 Aa3 23,898,013
1,115 Rio Elementary School District, California, Special Tax Bonds, Community
Facilities District 1, Series 2013, 5.500%, 9/01/39, (Pre-refunded
9/01/23)
9/23 at 100.00 N/R 1,149,966
6,470 Riverside County Transportation Commission, California, Sales Tax
Revenue Bonds, Limited Tax Series 2013A, 5.250%, 6/01/39, (Pre-
refunded 6/01/23)
6/23 at 100.00 AA+ 6,611,822
Riverside County Transportation Commission, California, Toll
Revenue Senior Lien Bonds, Series 2013A:
3,500 5.750%, 6/01/44, (Pre-refunded 6/01/23) 6/23 at 100.00 A 3,590,895
8,250 5.750%, 6/01/48, (Pre-refunded 6/01/23) 6/23 at 100.00 A 8,464,252
3,125 Rosemead School District, Los Angeles County, California, General
Obligation Bonds, Election 2008 Series 2013B, 5.850%, 8/01/43, (Pre-
refunded 8/01/23) - AGM Insured
8/23 at 100.00 AA 3,224,969
2,000 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41,
(Pre-refunded 8/01/26)
8/26 at 100.00 AAA 2,202,940
2,000 San Diego Unified School District, San Diego County, California, General
Obligation Bonds, Series 2009-1, 6.000%, 7/01/33, (Pre-refunded
7/01/24)
7/24 at 100.00 Aa2 2,131,480
2,060 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election of 2006, Series 2013A, 0.000%,
9/01/37, (Pre-refunded 9/01/23)
9/23 at 48.21 N/R 969,477
Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008
Election  Series 2013B:
300 0.000%, 8/01/42, (Pre-refunded 8/01/23) 8/23 at 34.44 N/R 101,040
200 0.000%, 8/01/46, (Pre-refunded 8/01/23) 8/23 at 26.97 N/R 52,746
790 0.000%, 8/01/52, (Pre-refunded 8/01/23) 8/23 at 18.52 N/R 143,093

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (7) (continued)
$ 1,395 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2007 Measure S, Series 2014C,
5.000%, 8/01/39, (Pre-refunded 8/01/24)
8/24 at 100.00 Aa1 $ 1,465,559
1,700 Yosemite Community College District, California, General Obligation
Bonds, Refunding Series 2015, 5.000%, 8/01/32, (Pre-refunded 8/01/25)
8/25 at 100.00 Aa2 1,828,809
160,465 Total U.S. Guaranteed 169,212,069
Utilities - 17.7%
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
5,000 5.000%, 7/01/37, (AMT), 144A 1/23 at 100.00 BBB 5,011,800
18,060 5.000%, 11/21/45, (AMT), 144A 1/23 at 100.00 BBB 18,085,284
5,565 California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, San Diego County Water Authority Desalination Project Pipeline,
Refunding Series 2019, 5.000%, 11/21/45, 144A
1/29 at 100.00 BBB 5,504,230
2,750 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company,
Refunding Series 2006D, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A- 2,719,420
10,725 California Statewide Communities Development Authority, Pollution
Control Revenue Bonds, Southern California Edison Company, Series
2006C, 2.625%, 11/01/33, (Mandatory Put 12/01/23)
No Opt. Call A- 10,605,738
80 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A,
5.250%, 10/01/23 - AGM Insured
10/22 at 100.00 AA 80,192
275 Compton, California, Sewer Revenue Bonds, Refunding Series 1998,
5.375%, 9/01/23 - NPFG Insured
9/22 at 100.00 Baa2 275,674
7,500 Contra Costa Water District, Contra Costa County, California, Water
Revenue Bonds, Refunding Series 2019V, 5.000%, 10/01/44
10/29 at 100.00 N/R 8,261,025
East Bay Municipal Utility District, Alameda and Contra
Costa Counties, California, Water System Revenue Bonds,
Green Series 2017A:
8,750 5.000%, 6/01/42 6/27 at 100.00 AAA 9,537,850
8,300 5.000%, 6/01/45 6/27 at 100.00 AAA 9,014,132
5,695 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Refunding Series 2015A,
5.000%, 6/01/37
6/25 at 100.00 AAA 6,062,897
1,500 Eastern Municipal Water District Financing Authority, California, Water and
Wastewater Revenue Bonds, Series 2015B, 5.000%, 7/01/40
7/25 at 100.00 AA+ 1,578,645
6,000 Irvine Ranch Water District, California, Certificates of Participation, Irvine
Ranch Water District Series 2016, 5.000%, 3/01/41
9/26 at 100.00 AAA 6,459,480
4,000 Livermore Valley Water Financing Authority, California, Water Revenue
Bonds, Series 2018A, 5.000%, 7/01/47
7/27 at 100.00 AA+ 4,273,000
1,985 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014D, 5.000%, 7/01/44
7/24 at 100.00 Aa2 2,062,713
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2016A:
3,300 5.000%, 7/01/40 1/26 at 100.00 Aa2 3,502,092
6,445 5.000%, 7/01/46 1/26 at 100.00 Aa2 6,801,989
4,165 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2016B, 5.000%, 7/01/37
1/26 at 100.00 Aa2 4,435,309
29,905 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/42
1/27 at 100.00 Aa2 32,023,769
35,800 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017C, 5.000%, 7/01/47
7/27 at 100.00 Aa2 38,408,030
7,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 Aa2 7,658,770
15,435 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018D, 5.000%, 7/01/38
7/28 at 100.00 Aa2 17,012,148
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.250%, 7/01/49
1/29 at 100.00 Aa2 5,486,000
5,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019D, 5.000%, 7/01/44
7/29 at 100.00 Aa2 5,481,750

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2021B:
$ 3,800 5.000%, 7/01/48 1/31 at 100.00 Aa2 $ 4,141,848
8,000 5.000%, 7/01/51 1/31 at 100.00 Aa2 8,665,920
9,345 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022C, 5.000%, 7/01/52
7/32 at 100.00 N/R 10,262,679
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Refunding Series 2016B:
3,460 5.000%, 7/01/33 1/26 at 100.00 AA+ 3,719,708
4,955 5.000%, 7/01/35 1/26 at 100.00 AA+ 5,295,854
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2017A:
10,545 5.000%, 7/01/44 1/27 at 100.00 AA+ 11,281,568
5,000 5.250%, 7/01/44 1/27 at 100.00 AA+ 5,399,350
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2020C:
4,000 5.000%, 7/01/37 7/30 at 100.00 Aa2 4,498,400
7,000 5.000%, 7/01/40 7/30 at 100.00 Aa2 7,778,750
9,990 5.000%, 7/01/41 7/30 at 100.00 Aa2 11,069,819
3,370 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2021B, 5.000%, 7/01/51
1/31 at 100.00 N/R 3,660,561
10,000 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 AA+ 10,450,800
Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Green Series 2015A:
5,000 5.000%, 6/01/31 6/25 at 100.00 AA+ 5,338,450
5,000 5.000%, 6/01/32 6/25 at 100.00 AA+ 5,329,800
2,600 Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A, 5.000%, 6/01/35
6/23 at 100.00 AA 2,646,930
16,665 Metropolitan Water District of Southern California, Water Revenue Bonds,
Series 2020A, 5.000%, 10/01/45
10/29 at 100.00 AAA 18,497,150
500 Northern California Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2018A, 4.000%, 7/01/49, (Mandatory Put
7/01/24)
4/24 at 100.24 A2 507,905
3,595 Pico Rivera Water Authority, California, Revenue Bonds, Refunding Water
System Project, Series 1999A, 5.500%, 5/01/29 - NPFG Insured
No Opt. Call Baa2 3,871,743
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A:
3,205 5.000%, 7/01/30, 144A No Opt. Call N/R 3,356,372
2,180 5.000%, 7/01/47, 144A 7/30 at 100.00 N/R 2,186,845
250 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021A, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 221,068
8,110 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 N/R 7,171,430
San Diego Public Facilities Financing Authority, California,
Water Utility Revenue Bonds, Refunding Subordinate Lien
Series 2016B:
7,330 5.000%, 8/01/32 8/26 at 100.00 Aa3 8,003,114
2,000 5.000%, 8/01/39 8/26 at 100.00 Aa3 2,157,680
3,715 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, Refunding Series 2016A, 4.000%, 11/01/36
11/26 at 100.00 N/R 3,782,204
2,145 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding  Series 2020A, 5.000%, 6/01/45
6/30 at 100.00 Aa1 2,358,685
339,995 Total Utilities 361,996,570
$ 2,074,346 Total Long-Term Investments (cost $2,084,184,342) 2,034,767,611
Borrowings - (0.7)% (8),(9) (14,500,000)
Other Assets Less Liabilities - 1.1% 22,683,386
Net Assets - 100% $ 2,042,950,997

Nuveen California Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(6) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8) Borrowings as a percentage of Total Investments is 0.7%.
(9) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or inverse floating rate transactions, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen Connecticut Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.9%
X 236,189,319 MUNICIPAL BONDS - 99.9%
X 236,189,319
Education and Civic Organizations - 13.9%
$ 1,220 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Avon Old Farms School, Series 2021D-1, 4.000%, 7/01/41
7/31 at 100.00 N/R $ 1,176,934
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Choate Rosemary Hall, Series 2020F:
380 4.000%, 7/01/39 7/30 at 100.00 Aa2 385,077
1,100 4.000%, 7/01/42 7/30 at 100.00 Aa2 1,083,258
1,250 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut College, Series 2022M, 4.000%, 7/01/52
7/32 at 100.00 N/R 1,120,287
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2016Q-1, 5.000%, 7/01/46
7/26 at 100.00 A- 1,958,628
750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2017R, 4.000%, 7/01/47
7/27 at 100.00 A- 680,768
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Greenwich Academy, Series 2021G:
1,500 4.000%, 3/01/41 3/31 at 100.00 A1 1,500,795
1,000 4.000%, 3/01/46 3/31 at 100.00 A1 965,030
5,095 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45
7/25 at 100.00 A- 5,193,028
1,750 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Quinnipiac University, Series 2016M, 5.000%, 7/01/35
7/26 at 100.00 A- 1,827,893
4,410 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2017I-1, 5.000%, 7/01/42
7/27 at 100.00 A 4,595,352
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Sacred Heart University, Series 2020K, 4.000%, 7/01/45
7/30 at 100.00 A 1,041,711
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Taft School Isue, Series 2021L:
790 3.000%, 7/01/41 7/31 at 100.00 Aa3 642,159
2,210 3.000%, 7/01/46 7/31 at 100.00 Aa3 1,686,341
3,220 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Trinity College, Series 2020R, 4.000%, 6/01/45
6/30 at 100.00 A+ 3,049,694
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity College, Series 2021S:
2,000 4.000%, 6/01/46 12/31 at 100.00 A+ 1,885,320
2,025 4.000%, 6/01/51 12/31 at 100.00 A+ 1,867,556
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, University of New Haven, Series 2018K-1:
2,000 5.000%, 7/01/37 7/28 at 100.00 BBB- 2,012,040
250 5.000%, 7/01/38 7/28 at 100.00 BBB- 250,965
33,935 Total Education and Civic Organizations 32,922,836
Health Care - 16.1%
4,600 Connecticut Health and Educational Facilities Authority Revenue Bonds,
Hartford HealthCare, Series 2015F, 5.000%, 7/01/45
7/25 at 100.00 A+ 4,723,050
695 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Griffin Hospital, Series 2020G-1, 5.000%, 7/01/39, 144A
7/29 at 100.00 BB+ 709,630
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Hartford HealthCare Issue, Series 2020A:
2,700 4.000%, 7/01/38 1/30 at 100.00 A+ 2,610,063
1,685 4.000%, 7/01/40 1/30 at 100.00 A+ 1,610,085
3,000 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 N/R 2,735,010
1,900 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2022P, 5.375%, 7/01/52
7/32 at 100.00 N/R 1,907,296
500 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare, Series 2014E, 5.000%, 7/01/42
7/24 at 100.00 A+ 510,020
1,995 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Middlesex Hospital, Series 2015O, 5.000%, 7/01/36
7/25 at 100.00 A3 2,043,858

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A:
$ 2,455 4.000%, 7/01/34 7/29 at 100.00 A- $ 2,328,174
2,235 4.000%, 7/01/36 7/29 at 100.00 A- 2,072,024
6,020 4.000%, 7/01/49 7/29 at 100.00 A- 5,093,823
1,885 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2016K, 4.000%, 7/01/46
7/26 at 100.00 BBB+ 1,647,697
200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Stamford Hospital, Series 2021L-1, 4.000%, 7/01/29
No Opt. Call BBB+ 201,840
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series
2016CT:
2,350 5.000%, 12/01/41 6/26 at 100.00 AA- 2,468,910
1,495 5.000%, 12/01/45 6/26 at 100.00 AA- 1,563,994
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series
2014E:
2,400 5.000%, 7/01/32 7/24 at 100.00 AA- 2,485,872
2,520 5.000%, 7/01/33 7/24 at 100.00 AA- 2,605,806
830 5.000%, 7/01/34 7/24 at 100.00 AA- 856,950
39,465 Total Health Care 38,174,102
Housing/Multifamily - 0.8%
1,985 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2019B-1, 3.300%, 11/15/39
11/28 at 100.00 AAA 1,891,010
Housing/Single Family - 1.0%
Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Green Series 2021B-3:
1,440 2.150%, 11/15/41 11/30 at 100.00 AAA 1,023,667
1,560 2.300%, 11/15/46 11/30 at 100.00 AAA 1,049,787
200 Connecticut Housing Finance Authority, Housing Mortgage Finance
Program Bonds, Series 2020E-3, 1.850%, 5/15/38
5/30 at 100.00 AAA 148,430
3,200 Total Housing/Single Family 2,221,884
Long-Term Care - 2.5%
1,100 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Duncaster, Inc., Series 2014A, 5.000%, 8/01/44
8/24 at 100.00 BBB 1,111,341
1,200 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Healthcare Facility Expansion Church Home of Hartford Inc. Project,
Series 2016A, 5.000%, 9/01/46, 144A
9/26 at 100.00 BB 1,170,516
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1:
1,000 5.000%, 10/01/39, 144A 10/24 at 104.00 BB 1,010,390
200 5.000%, 10/01/54, 144A 10/24 at 104.00 BB 198,096
650 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 BB+ 653,575
Connecticut Health and Educational Facilities Authority,
Revenue Bonds, The Jerome Home Issue, Series 2021E:
730 4.000%, 7/01/41 7/28 at 103.00 N/R 664,512
1,250 4.000%, 7/01/51 7/28 at 103.00 N/R 1,069,462
6,130 Total Long-Term Care 5,877,892
Tax Obligation/General - 27.1%
Bridgeport, Connecticut, General Obligation Bonds, Series
2014A:
600 5.000%, 7/01/32 - AGM Insured 7/24 at 100.00 AA 622,986
1,000 5.000%, 7/01/33 - AGM Insured 7/24 at 100.00 AA 1,036,050
1,065 5.000%, 7/01/34 - AGM Insured 7/24 at 100.00 AA 1,102,073
2,000 Bridgeport, Connecticut, General Obligation Bonds, Series 2016D,
5.000%, 8/15/41 - AGM Insured
8/26 at 100.00 AA 2,121,600

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Bridgeport, Connecticut, General Obligation Bonds, Series
2021A:
$ 765 4.000%, 8/01/41 8/31 at 100.00 A $ 709,101
375 4.000%, 8/01/46 8/31 at 100.00 A 337,928
2,425 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Connecticut State University System, Series 2016P-1, 5.000%, 11/01/28
11/26 at 100.00 Aa3 2,646,427
Connecticut Housing Finance Authority, State Supported
Special Obligation Bonds, Series 2021-27:
1,000 2.400%, 6/15/41 6/31 at 100.00 Aa3 746,670
1,000 2.550%, 6/15/46 6/31 at 100.00 Aa3 712,210
1,000 Connecticut Housing Finance Authority, State Supported Special
Obligation Bonds, Series 2021-28, 2.375%, 6/15/40
6/31 at 100.00 Aa3 750,840
2,400 Connecticut State, General Obligation Bonds, Series 2014A, 5.000%,
3/01/31
3/24 at 100.00 Aa3 2,484,624
3,000 Connecticut State, General Obligation Bonds, Series 2014F, 5.000%,
11/15/34
11/24 at 100.00 Aa3 3,145,350
2,370 Connecticut State, General Obligation Bonds, Series 2015F, 5.000%,
11/15/34
11/25 at 100.00 Aa3 2,525,804
Connecticut State, General Obligation Bonds, Series 2017A:
1,000 5.000%, 4/15/34 4/27 at 100.00 Aa3 1,084,100
3,270 5.000%, 4/15/35 4/27 at 100.00 Aa3 3,533,529
1,510 Connecticut State, General Obligation Bonds, Series 2018A, 5.000%,
4/15/37
4/28 at 100.00 Aa3 1,648,829
1,325 Connecticut State, General Obligation Bonds, Series 2018C, 5.000%,
6/15/38
6/28 at 100.00 Aa3 1,446,953
Connecticut State, General Obligation Bonds, Series 2019A:
1,150 5.000%, 4/15/36 4/29 at 100.00 Aa3 1,267,771
1,450 4.000%, 4/15/37, (UB) (4) 4/29 at 100.00 Aa3 1,455,148
650 5.000%, 4/15/39, (UB) (4) 4/29 at 100.00 Aa3 709,716
Connecticut State, General Obligation Bonds, Series 2020A:
2,000 4.000%, 1/15/37 1/30 at 100.00 Aa3 2,006,680
2,250 5.000%, 1/15/40 1/30 at 100.00 Aa3 2,452,073
750 Connecticut State, General Obligation Bonds, Series 2020C, 5.000%,
6/01/40
6/30 at 100.00 Aa3 820,350
2,000 Connecticut State, General Obligation Bonds, Series 2021A, 3.000%,
1/15/40
1/31 at 100.00 Aa3 1,685,860
East Haddam, Connecticut, General Obligation Bonds,
Series 2020A:
300 3.000%, 12/01/37 12/28 at 100.00 AA+ 271,845
250 3.000%, 12/01/40 12/28 at 100.00 AA+ 212,180
East Lyme, Connecticut, General Obligation Bonds, Series
2020:
880 3.000%, 7/15/38 7/28 at 100.00 AA 759,581
500 3.000%, 7/15/39 7/28 at 100.00 AA 425,115
325 3.000%, 7/15/40 7/28 at 100.00 AA 272,057
500 Hamden, Connecticut, General Obligation Bonds, Series 2016, 5.000%,
8/15/33 - BAM Insured
8/24 at 100.00 AA 512,130
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Refunding Series 2019C:
925 4.000%, 7/15/38 7/29 at 100.00 AA 926,073
1,000 4.000%, 7/15/40 7/29 at 100.00 AA 975,710
1,035 Hartford County Metropolitan District, Connecticut, General Obligation
Bonds, Series 2018, 5.000%, 7/15/35
7/28 at 100.00 AA 1,140,228
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2019A:
1,000 4.000%, 7/15/38 7/29 at 100.00 AA 1,001,160
1,075 4.000%, 7/15/39 7/29 at 100.00 AA 1,062,164
Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2021A:
2,500 4.000%, 9/01/40 9/31 at 100.00 AA 2,433,275
2,500 4.000%, 9/01/41 9/31 at 100.00 AA 2,418,575

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 1,000 New Haven, Connecticut, General Obligation Bonds, Refunding Series
2016A, 5.000%, 8/15/36 - AGM Insured
8/26 at 100.00 AA $ 1,064,140
New Haven, Connecticut, General Obligation Bonds, Series
2015:
795 5.000%, 9/01/32 - AGM Insured 9/25 at 100.00 AA 841,507
1,620 5.000%, 9/01/33 - AGM Insured 9/25 at 100.00 AA 1,708,744
500 5.000%, 9/01/35 - AGM Insured 9/25 at 100.00 AA 524,410
485 North Haven, Connecticut, General Obligation Bonds, Series 2006,
5.000%, 7/15/24
No Opt. Call Aa1 507,713
1,035 Oxford, Connecticut, General Obligation Bonds, Series 2019A, 4.000%,
8/01/39
8/29 at 100.00 Aa2 1,036,635
2,370 Stratford, Connecticut, General Obligation Bonds, Series 2017, 4.000%,
1/01/39 - BAM Insured
1/27 at 100.00 AA 2,356,254
Stratford, Connecticut, General Obligation Bonds, Series
2020A:
365 4.000%, 7/01/38 - BAM Insured 7/30 at 100.00 AA 361,142
330 4.000%, 7/01/40 - BAM Insured 7/30 at 100.00 AA 317,625
Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015:
555 5.000%, 8/01/30 - BAM Insured 8/25 at 100.00 AA 589,194
485 5.000%, 8/01/31 - BAM Insured 8/25 at 100.00 AA 513,654
765 5.000%, 8/01/32 - BAM Insured 8/25 at 100.00 AA 808,666
555 5.000%, 8/01/33 - BAM Insured 8/25 at 100.00 AA 585,475
555 5.000%, 8/01/34 - BAM Insured 8/25 at 100.00 AA 584,409
2,000 West Haven, Connecticut, General Obligation Bonds, Series 2012, 5.000%,
8/01/24 - AGM Insured
10/22 at 100.00 AA 2,003,760
750 West Haven, Connecticut, General Obligation Bonds, Series 2020, 4.000%,
3/15/40 - BAM Insured
3/30 at 100.00 AA 740,198
63,310 Total Tax Obligation/General 64,006,291
Tax Obligation/Limited - 18.4%
Connecticut Higher Education Supplemental Loan Authority,
Revenue Bonds, CHELSA Loan Program, Series 2021B:
750 5.000%, 11/15/27, (AMT) No Opt. Call Aa3 824,910
545 5.000%, 11/15/28, (AMT) No Opt. Call Aa3 605,707
560 5.000%, 11/15/29, (AMT) No Opt. Call Aa3 627,021
500 5.000%, 11/15/30, (AMT) No Opt. Call Aa3 562,235
2,000 Connecticut Higher Education Supplemental Loan Authority, State
Supported Revenue Bonds, CHESLA Loan Program, Series 2020B,
3.250%, 11/15/36, (AMT)
11/29 at 100.00 Aa3 1,740,260
2,500 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2013A, 5.000%, 10/01/33
10/23 at 100.00 AA- 2,564,050
1,390 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2015A, 5.000%, 8/01/33
8/25 at 100.00 AA- 1,476,708
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A:
1,000 5.000%, 9/01/32 9/26 at 100.00 AA- 1,079,260
3,500 5.000%, 9/01/33 9/26 at 100.00 AA- 3,766,910
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2018A:
2,000 5.000%, 1/01/37 1/28 at 100.00 AA- 2,178,260
2,000 5.000%, 1/01/38 1/28 at 100.00 AA- 2,173,860
100 Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes, Series 2020A, 4.000%, 5/01/39
5/30 at 100.00 AA- 99,051
Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2021A:
3,500 4.000%, 5/01/37 5/31 at 100.00 AA- 3,500,910
1,445 5.000%, 5/01/41 5/31 at 100.00 AA- 1,589,326
500 Great Pond Improvement District, Connecticut, Special Obligation
Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%,
10/01/48, 144A
10/26 at 102.00 N/R 464,685

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,720 Harbor Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017,
5.000%, 4/01/39, 144A
4/27 at 100.00 N/R $ 2,818,682
635 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 659,225
1,900 Naugatuck, Connecticut, Certificates of Participation, Incineration Facilities
Project, Series 2021A, 4.000%, 8/15/41, (AMT)
8/29 at 100.00 AA- 1,792,878
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
2,950 4.550%, 7/01/40 7/28 at 100.00 N/R 2,949,971
1,860 0.000%, 7/01/46 7/28 at 41.38 N/R 532,685
1,300 4.750%, 7/01/53 7/28 at 100.00 N/R 1,243,190
100 Steel Point Infrastructure Improvement District, Connecticut, Special
Obligation Revenue Bonds, Steelpointe Harbor Project, Series 2021,
4.000%, 4/01/51
4/30 at 100.00 N/R 85,007
2,500 University of Connecticut, General Obligation Bonds, Series 2013A,
5.000%, 8/15/32
8/23 at 100.00 Aa3 2,537,725
740 University of Connecticut, General Obligation Bonds, Series 2014A,
5.000%, 2/15/31
2/24 at 100.00 Aa3 763,954
1,590 University of Connecticut, General Obligation Bonds, Series 2015A,
5.000%, 2/15/34
2/25 at 100.00 Aa3 1,665,732
3,000 University of Connecticut, General Obligation Bonds, Series 2017A,
5.000%, 1/15/36
1/27 at 100.00 Aa3 3,232,620
University of Connecticut, General Obligation Bonds, Series
2019A:
1,000 5.000%, 11/01/36 11/28 at 100.00 Aa3 1,101,390
1,000 4.000%, 11/01/38 11/28 at 100.00 Aa3 980,110
43,585 Total Tax Obligation/Limited 43,616,322
Transportation - 3.2%
Connecticut Airport Authority, Connecticut, Customer
Facility Charge Revenue Bonds, Ground Transportation
Center Project, Series 2019A:
1,500 4.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB 1,275,195
6,250 5.000%, 7/01/49, (AMT) 7/29 at 100.00 BBB 6,277,313
7,750 Total Transportation 7,552,508
U.S. Guaranteed - 7.4% (5)
1,050 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Norwich Free Academy, Series 2013B, 4.000%, 7/01/34, (Pre-refunded
7/01/23)
7/23 at 100.00 Aa3 1,063,870
950 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Westminster School, Series 2014H, 3.250%, 7/01/32, (Pre-refunded
7/01/24)
7/24 at 100.00 A 963,176
Connecticut Municipal Electric Energy Cooperative, Power
Supply System Revenue Bonds, Series 2013A:
200 5.000%, 1/01/38, (Pre-refunded 1/01/23) 1/23 at 100.00 N/R 201,736
Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue
Bonds, Refunding Series 2014B:
500 5.000%, 8/15/30, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 525,010
1,000 5.000%, 8/15/32, (Pre-refunded 8/15/24) 8/24 at 100.00 AA+ 1,050,020
Hartford County Metropolitan District, Connecticut, Clean
Water Project Revenue Bonds, Refunding Green Bond
Series 2014A:
2,250 5.000%, 11/01/35, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 2,374,110
4,885 5.000%, 11/01/42, (Pre-refunded 11/01/24) 11/24 at 100.00 Aa2 5,154,457
New Haven, Connecticut, General Obligation Bonds, Series
2014A:
810 5.000%, 8/01/30, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 848,945
700 5.000%, 8/01/31, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 733,656
850 5.000%, 8/01/32, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 890,868
850 5.000%, 8/01/34, (Pre-refunded 8/01/24) - AGM Insured 8/24 at 100.00 AA 890,868

Nuveen Connecticut Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (5) (continued)
South Central Connecticut Regional Water Authority Water
System Revenue Bonds, Thirtieth Series 2014A:
$ 1,010 5.000%, 8/01/39, (Pre-refunded 8/01/24) 8/24 at 100.00 AA- $ 1,059,531
1,055 5.000%, 8/01/44, (Pre-refunded 8/01/24) 8/24 at 100.00 AA- 1,106,737
600 Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%,
12/15/34, (Pre-refunded 12/15/22)
12/22 at 100.00 AA- 604,632
16,710 Total U.S. Guaranteed 17,467,616
Utilities - 9.5%
Connecticut Municipal Electric Energy Cooperative, Power
Supply System Revenue Bonds, Series 2013A:
215 5.000%, 1/01/38 1/23 at 100.00 N/R 216,288
2,000 Connecticut, State Revolving Fund General Revenue Bonds, Green Series
2019A, 5.000%, 2/01/39
2/29 at 100.00 AAA 2,205,260
60 Greater New Haven Water Pollution Control Authority, Connecticut,
Regional Wastewater System Revenue Bonds, Series 2005A, 5.000%,
8/15/35 - NPFG Insured
10/22 at 100.00 AA+ 60,078
2,040 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 2,124,966
295 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 A- 307,127
1,000 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 AA 1,035,190
1,500 Hartford County Metropolitan District, Connecticut, Clean Water Project
Revenue Bonds, Series 2020A, 5.000%, 10/01/45
10/30 at 100.00 Aa2 1,657,260
Mattabassett District, Cromwell, Connecticut, Revenue
Bonds, Refunding Series 2021:
700 4.000%, 8/01/32 - BAM Insured 8/31 at 100.00 AA 749,973
1,580 4.000%, 8/01/33 - BAM Insured 8/31 at 100.00 AA 1,678,592
1,010 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,057,702
1,700 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/29, 144A
No Opt. Call N/R 1,780,631
3,000 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Refunding Thirty-third Series 2017B-1, 5.000%, 8/01/41
8/28 at 100.00 AA- 3,250,980
2,915 South Central Connecticut Regional Water Authority, Water System
Revenue Bonds, Thirty-Fourth Series 2019C, 5.000%, 8/01/44
8/29 at 100.00 AA- 3,176,446
500 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2013A, 5.250%, 8/15/43
8/23 at 100.00 AA+ 509,605
750 Stamford, Connecticut, Water Pollution Control System and Facility
Revenue Bonds, Series 2019, 4.000%, 4/01/44
4/29 at 100.00 AA+ 729,218
Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2020A:
300 3.000%, 11/15/32 11/30 at 100.00 AA+ 289,248
395 3.000%, 11/15/33 11/30 at 100.00 AA+ 374,065
1,300 4.000%, 11/15/45 11/30 at 100.00 AA+ 1,256,229
21,260 Total Utilities 22,458,858
$ 237,330 Total Long-Term Investments (cost $252,167,245) 236,189,319
Floating Rate Obligations - (0.7)%   (1,570,000)
Other Assets Less Liabilities - 0.8% 1,921,306
Net Assets - 100% $ 236,540,625
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Massachusetts Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 96.5%
X 524,288,628 MUNICIPAL BONDS - 96.5%
X 524,288,628
Education and Civic Organizations - 22.9%
$ 1,315 Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series
2019, 5.000%, 6/15/39
6/26 at 100.00 N/R $ 1,317,591
650 Massachusetts Development Finance Agency, Revenue Bonds, Babson
College, Refunding Series 2022, 4.000%, 10/01/44
4/32 at 100.00 N/R 601,484
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Bentley
College Issue, Series 2021A, 4.000%, 7/01/40
7/31 at 100.00 A2 938,530
Massachusetts Development Finance Agency, Revenue
Bonds, Berklee College of Music, Series 2016:
1,260 5.000%, 10/01/39 10/26 at 100.00 A 1,336,369
5,165 5.000%, 10/01/46 10/26 at 100.00 A 5,428,776
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
College, Series 2013S, 5.000%, 7/01/32
7/23 at 100.00 AA- 3,054,930
Massachusetts Development Finance Agency, Revenue
Bonds, Boston College, Series 2017T:
2,350 5.000%, 7/01/39 7/27 at 100.00 AA- 2,513,278
1,020 5.000%, 7/01/42 7/27 at 100.00 AA- 1,085,892
7,000 Massachusetts Development Finance Agency, Revenue Bonds, Boston
University, Series 2013X, 5.000%, 10/01/48
10/23 at 100.00 AA- 7,097,930
Massachusetts Development Finance Agency, Revenue
Bonds, Brandeis University Issue, Series 2018R:
1,195 5.000%, 10/01/37 10/28 at 100.00 A+ 1,295,870
840 5.000%, 10/01/38 10/28 at 100.00 A+ 908,846
1,000 5.000%, 10/01/39 10/28 at 100.00 A+ 1,080,020
3,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 5.000%, 1/01/35
1/25 at 100.00 BBB+ 3,084,690
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2016A:
1,510 5.250%, 1/01/42 1/27 at 100.00 BBB+ 1,568,920
1,500 5.000%, 1/01/47 1/27 at 100.00 BBB+ 1,536,660
Massachusetts Development Finance Agency, Revenue
Bonds, Emerson College, Series 2017A:
1,600 5.000%, 1/01/37 1/28 at 100.00 BBB+ 1,670,672
6,020 5.000%, 1/01/40 1/28 at 100.00 BBB+ 6,253,094
2,000 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2018, 5.000%, 1/01/43
1/28 at 100.00 BBB+ 2,067,140
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/43
10/26 at 100.00 Baa2 2,544,400
2,055 Massachusetts Development Finance Agency, Revenue Bonds, Lesley
University, Series 2016, 5.000%, 7/01/36
7/26 at 100.00 A- 2,138,823
Massachusetts Development Finance Agency, Revenue
Bonds, MCPHS University Issue, Series 2015H:
550 3.500%, 7/01/35 7/25 at 100.00 AA 543,235
235 5.000%, 7/01/37 7/25 at 100.00 AA 247,662
700 Massachusetts Development Finance Agency, Revenue Bonds, Merrimack
College, Series 2017, 5.000%, 7/01/37
7/26 at 100.00 BBB- 721,112
Massachusetts Development Finance Agency, Revenue
Bonds, Northeastern University, Series 2014A:
1,125 5.000%, 3/01/39 3/24 at 100.00 A1 1,140,638
2,065 5.000%, 3/01/44 3/24 at 100.00 A1 2,091,907
1,000 Massachusetts Development Finance Agency, Revenue Bonds,
Northeastern University, Series 2020A, 5.000%, 10/01/35
10/30 at 100.00 A1 1,117,490
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
College, Series 2013J, 5.250%, 10/01/39
10/23 at 100.00 BBB+ 1,015,000
1,680 Massachusetts Development Finance Agency, Revenue Bonds, Simmons
University Issue, Series 2020M, 5.000%, 10/01/39
10/30 at 100.00 BBB+ 1,771,711
2,750 Massachusetts Development Finance Agency, Revenue Bonds, Springfield
College, Green Series 2021B, 4.000%, 6/01/41
6/30 at 100.00 N/R 2,572,158

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 2,495 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2015, 5.000%, 7/01/33
7/25 at 100.00 AA $ 2,646,072
2,415 Massachusetts Development Finance Agency, Revenue Bonds, Sterling
and Francine Clark Art Institute, Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA 2,372,665
610 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2019, 5.000%, 7/01/37
7/29 at 100.00 Baa2 640,951
5,000 Massachusetts Development Finance Agency, Revenue Bonds, Suffolk
University, Refunding Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 Baa2 4,579,250
Massachusetts Development Finance Agency, Revenue
Bonds, Suffolk University, Series 2021:
570 4.000%, 7/01/46 7/31 at 100.00 Baa2 519,167
1,470 4.000%, 7/01/51 7/31 at 100.00 Baa2 1,318,414
1,500 Massachusetts Development Finance Agency, Revenue Bonds, The Broad
Institute, Series 2017, 5.000%, 4/01/36
10/27 at 100.00 AA- 1,621,620
875 Massachusetts Development Finance Agency, Revenue Bonds, Tufts
University, Series 2015Q, 5.000%, 8/15/38
8/25 at 100.00 AA- 916,344
1,000 Massachusetts Development Finance Agency, Revenue Bonds, Wheaton
College, Series 2017H, 5.000%, 1/01/37
1/28 at 100.00 Baa1 1,035,440
Massachusetts Development Finance Agency, Revenue
Bonds, Williams College, Refunding Series 2021T:
345 5.000%, 7/01/34 7/31 at 100.00 AA+ 397,357
440 5.000%, 7/01/35 7/31 at 100.00 AA+ 505,217
360 5.000%, 7/01/36 7/31 at 100.00 AA+ 412,380
Massachusetts Development Finance Agency, Revenue
Bonds, Woods Hole Oceanographic Institution, Series
2018:
1,000 5.000%, 6/01/37 6/28 at 100.00 AA- 1,088,350
1,000 5.000%, 6/01/38 6/28 at 100.00 AA- 1,086,010
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2017B:
5,000 5.000%, 9/01/42 9/27 at 100.00 A 5,198,650
5,000 5.000%, 9/01/45 9/27 at 100.00 A 5,176,600
Massachusetts Development Finance Agency, Revenue
Bonds, Worcester Polytechnic Institute, Series 2019:
745 5.000%, 9/01/33 9/29 at 100.00 A 803,617
1,000 4.000%, 9/01/44 9/29 at 100.00 A 901,530
3,500 5.000%, 9/01/49 9/29 at 100.00 A 3,633,245
Massachusetts Development Finance Authority, Revenue
Bonds, Suffolk University, Refunding Series 2017:
700 5.000%, 7/01/35 7/27 at 100.00 Baa2 730,107
500 5.000%, 7/01/36 7/27 at 100.00 Baa2 520,780
2,345 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Refunding Series 2016, 5.000%, 1/01/36
7/26 at 100.00 AA- 2,501,412
2,100 Massachusetts Development Finance Authority, Revenue Bonds, WGBH
Educational Foundation, Series 2002A, 5.750%, 1/01/42 - AMBAC
Insured
No Opt. Call AA- 2,627,058
1,655 Massachusetts Educational Financing Authority, Education Loan Revenue
Bonds, Issue J, Series 2016, 5.000%, 7/01/24, (AMT)
No Opt. Call AA 1,714,977
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017A:
1,480 5.000%, 7/01/24, (AMT) No Opt. Call AA 1,533,635
1,150 5.000%, 7/01/26, (AMT) No Opt. Call AA 1,228,971
Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue L, Senior Series 2020B:
850 5.000%, 7/01/29, (AMT) No Opt. Call AA 933,606
1,000 5.000%, 7/01/30, (AMT) No Opt. Call AA 1,103,580
1,000 Massachusetts Educational Financing Authority, Student Loan Revenue
Bonds, Issue I Series 2014, 5.000%, 1/01/27, (AMT)
1/25 at 100.00 AA 1,034,600
2,500 University of Massachusetts Building Authority, Project Revenue Bonds,
Senior Series 2015-1, 5.000%, 11/01/40
11/25 at 100.00 Aa2 2,651,225

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
University of Massachusetts Building Authority, Project
Revenue Bonds, Senior Series 2020-1:
$ 4,000 5.000%, 11/01/37 11/29 at 100.00 Aa2 $ 4,455,160
1,545 5.000%, 11/01/39 11/29 at 100.00 Aa2 1,708,600
2,870 5.000%, 11/01/45 11/29 at 100.00 Aa2 3,127,496
University of Massachusetts Building Authority, Revenue
Bonds, Refunding Senior Series 2019-1:
1,000 5.000%, 5/01/38 5/29 at 100.00 Aa2 1,102,690
2,000 5.000%, 5/01/39 5/29 at 100.00 Aa2 2,198,560
1,400 University of Massachusetts Building Authority, Revenue Bonds, Refunding
Senior Series 2021-1, 5.000%, 11/01/29
No Opt. Call Aa2 1,622,516
119,505 Total Education and Civic Organizations 124,392,680
Health Care - 19.2%
2,160 Massachusetts Development Finance Agency Revenue Bonds, South
Shore Hospital, Series 2016I, 5.000%, 7/01/41
7/26 at 100.00 BBB+ 2,220,847
3,200 Massachusetts Development Finance Agency, Revenue Bonds, Baystate
Medical Center Issue, Series 2014N, 5.000%, 7/01/44
7/24 at 100.00 A+ 3,282,720
1,455 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Health Systems Issue, Refunding Series 2021-I, 5.000%, 10/01/29
No Opt. Call AA- 1,636,278
Massachusetts Development Finance Agency, Revenue
Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,250 5.000%, 7/01/36 7/29 at 100.00 A 1,343,875
2,650 5.000%, 7/01/37 7/29 at 100.00 A 2,838,150
1,400 5.000%, 7/01/38 7/29 at 100.00 A 1,493,940
275 5.000%, 7/01/39 7/29 at 100.00 A 292,531
250 5.000%, 7/01/41 7/29 at 100.00 A 264,118
3,905 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 BBB 3,971,033
Massachusetts Development Finance Agency, Revenue
Bonds, Boston Medical Center Issue, Series 2016E:
2,000 5.000%, 7/01/32 7/26 at 100.00 BBB 2,100,360
1,625 5.000%, 7/01/36 7/26 at 100.00 BBB 1,688,944
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Refunding Series 2016-I:
1,675 5.000%, 7/01/30 7/26 at 100.00 A 1,790,491
1,500 5.000%, 7/01/37 7/26 at 100.00 A 1,572,870
1,935 5.000%, 7/01/38 7/26 at 100.00 A 2,025,964
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2015H-1:
900 5.000%, 7/01/30 7/25 at 100.00 A 949,041
1,000 5.000%, 7/01/32 7/25 at 100.00 A 1,045,120
500 5.000%, 7/01/33 7/25 at 100.00 A 521,530
Massachusetts Development Finance Agency, Revenue
Bonds, CareGroup Issue, Series 2018J-2:
5,000 5.000%, 7/01/43 7/28 at 100.00 A 5,239,550
4,100 5.000%, 7/01/48 7/28 at 100.00 A 4,265,066
Massachusetts Development Finance Agency, Revenue
Bonds, Dana-Farber Cancer Institute Issue, Series 2016N:
1,925 5.000%, 12/01/41 12/26 at 100.00 A1 2,036,015
6,100 5.000%, 12/01/46 12/26 at 100.00 A1 6,403,536
Massachusetts Development Finance Agency, Revenue
Bonds, Lahey Health System Obligated Group Issue,
Series 2015F:
2,645 5.000%, 8/15/35 8/25 at 100.00 A 2,754,953
5,325 5.000%, 8/15/45 8/25 at 100.00 A 5,460,042
Massachusetts Development Finance Agency, Revenue
Bonds, Mass General Brigham, Series 2020A-2:
3,000 5.000%, 7/01/37 1/30 at 100.00 AA- 3,319,500
3,535 4.000%, 7/01/40 1/30 at 100.00 AA- 3,450,690
1,490 4.000%, 7/01/41 1/30 at 100.00 AA- 1,446,775

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 1,545 Massachusetts Development Finance Agency, Revenue Bonds, Milford
Regional Medical Center Issue, Series 2014F, 5.750%, 7/15/43
7/23 at 100.00 BB+ $ 1,564,251
Massachusetts Development Finance Agency, Revenue
Bonds, Milford Regional Medical Center Issue, Series
2020G:
100 5.000%, 7/15/30, 144A No Opt. Call BB+ 108,446
100 5.000%, 7/15/37, 144A 7/30 at 100.00 BB+ 100,974
Massachusetts Development Finance Agency, Revenue
Bonds, Partners HealthCare System Issue, Series 2016Q:
1,250 4.000%, 7/01/41 7/26 at 100.00 AA- 1,212,163
2,250 5.000%, 7/01/41 7/26 at 100.00 AA- 2,366,212
6,710 5.000%, 7/01/47 7/26 at 100.00 AA- 7,017,855
6,330 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/41
1/28 at 100.00 AA- 6,146,367
Massachusetts Development Finance Agency, Revenue
Bonds, Southcoast Health System Obligated Group Issue,
Series 2013F:
1,750 5.000%, 7/01/27 7/23 at 100.00 N/R 1,774,745
1,000 5.000%, 7/01/37 7/23 at 100.00 BBB+ 1,009,270
365 Massachusetts Development Finance Agency, Revenue Bonds, Southcoast
Health System Obligated Group Issue, Series 2021G, 4.000%, 7/01/46
7/31 at 100.00 A- 327,011
3,800 Massachusetts Development Finance Agency, Revenue Bonds, The Lowell
General Hospital, Series 2013G, 5.000%, 7/01/44
7/23 at 100.00 BBB+ 3,827,550
890 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care Obligated Group Issue, Series 2017K, 5.000%,
7/01/38
1/27 at 100.00 A- 930,361
Massachusetts Development Finance Agency, Revenue
Bonds, UMass Memorial Health Care Obligated Group
Issue, Series 2017L:
400 3.625%, 7/01/37 7/27 at 100.00 A- 356,988
6,855 5.000%, 7/01/44 7/27 at 100.00 A- 7,120,563
555 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 5.000%, 7/01/36
7/26 at 100.00 A- 579,653
500 Massachusetts Development Finance Agency, Revenue Bonds, Wellforce
Issue, Series 2019A, 5.000%, 7/01/44
1/29 at 100.00 BBB+ 519,575
Massachusetts Development Finance Agency, Revenue
Bonds, Wellforce Issue, Series 2020C:
3,355 3.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 2,630,018
3,400 4.000%, 10/01/45 - AGM Insured 10/30 at 100.00 AA 3,214,020
101,955 Total Health Care 104,219,961
Housing/Multifamily - 2.1%
5,000 Massachusetts Development Finance Agency, Multifamily Housing
Revenue Bonds, Salem Heights II Preservation Associates LP, Social
Series 2021A, 2.300%, 1/01/42
No Opt. Call AA+ 3,844,250
2,200 Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1,
3.100%, 12/01/44
12/28 at 100.00 AA 1,770,780
2,000 Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-1,
3.000%, 12/01/45
12/28 at 100.00 AA 1,590,220
1,800 Massachusetts Housing Finance Agency, Housing Bonds, Sustainability
Green Series 2020C-1, 2.450%, 12/01/45
12/29 at 100.00 AA 1,288,278
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2020D-1:
1,500 2.200%, 12/01/40 6/30 at 100.00 AA 1,094,955
1,100 2.375%, 12/01/45 6/30 at 100.00 AA 762,773
Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1:
500 2.000%, 12/01/36 6/30 at 100.00 AA 400,790
410 2.375%, 12/01/46 6/30 at 100.00 AA 280,260
325 2.450%, 12/01/51 6/30 at 100.00 AA 217,503
14,835 Total Housing/Multifamily 11,249,809

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Single Family - 1.0%
$ 1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Series 2020-218, 2.400%, 6/01/44
12/29 at 100.00 N/R $ 1,066,530
1,500 Massachusetts Housing Finance Agency, Single Family Housing Revenue
Bonds, Social Series 2021-221, 2.300%, 6/01/44
6/30 at 100.00 AA+ 1,045,845
Massachusetts Housing Finance Agency, Single Family
Housing Revenue Bonds, Social Series 2021-223:
1,200 1.950%, 6/01/32 12/30 at 100.00 N/R 1,017,960
750 2.000%, 12/01/32 12/30 at 100.00 N/R 632,527
1,380 2.050%, 6/01/33 12/30 at 100.00 N/R 1,155,005
500 2.100%, 12/01/33 12/30 at 100.00 N/R 416,260
6,830 Total Housing/Single Family 5,334,127
Long-Term Care - 1.1%
Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue,
Series 2017:
1,910 4.125%, 10/01/42, 144A 10/22 at 105.00 BB+ 1,938,383
275 5.000%, 10/01/47, 144A 10/22 at 105.00 BB+ 288,945
560 Massachusetts Development Finance Agency, Revenue Bonds, Berkshire
Retirement Community Lennox, Series 2015, 5.000%, 7/01/31
7/25 at 100.00 A+ 576,576
525 Massachusetts Development Finance Agency, Revenue Bonds, Carleton-
Willard Village, Series 2019, 5.000%, 12/01/42
12/25 at 103.00 A- 539,627
Massachusetts Development Finance Agency, Revenue
Bonds, Loomis Communities, Series 2013A:
240 5.250%, 1/01/26 1/23 at 100.00 BBB 242,328
790 5.750%, 1/01/28 1/23 at 100.00 BBB 798,951
550 Massachusetts Development Finance Agency, Revenue Bonds, Loomis
Communities, Series 2021, 4.000%, 1/01/51
1/27 at 103.00 N/R 486,876
400 Massachusetts Development Finance Agency, Revenue Bonds, Orchard
Cove, Inc., Refunding Series 2019, 5.000%, 10/01/39
10/24 at 104.00 BBB 416,348
1,020 Massachusetts Development Finance Agency, Revenue Bonds, Salem
Community Corporation, Refunding Series 2022, 5.125%, 1/01/40
1/32 at 100.00 N/R 995,326
6,270 Total Long-Term Care 6,283,360
Tax Obligation/General - 13.3%
825 Andover, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 7/15/42
7/31 at 100.00 N/R 819,118
Central Berkshire Regional School District, Dalton,
Massachusetts, General Obligation Bonds, State Qualified
Series 2019:
1,400 3.000%, 6/01/38 6/28 at 100.00 AA 1,230,642
1,440 3.000%, 6/01/39 6/28 at 100.00 AA 1,239,235
1,490 3.000%, 6/01/40 6/28 at 100.00 AA 1,268,333
Fall River, Massachusetts, General Obligation Bonds, State
Qualified Municipal Purpose Loan Series 2021:
1,655 4.000%, 12/01/32 12/29 at 100.00 Aa2 1,741,325
1,610 4.000%, 12/01/33 12/29 at 100.00 Aa2 1,686,732
1,615 Higham, Massachusetts, General Obligation Bonds, Water Series 2020,
3.000%, 2/15/38
8/28 at 100.00 AAA 1,438,900
1,740 Hudson, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2011, 5.000%, 2/15/32
10/22 at 100.00 AA 1,743,411
2,000 Massachusetts Development Finance Agency, Special Obligation Bonds,
Commonwealth Contract  Assistance, Series 2015A, 4.000%, 5/01/45
5/25 at 100.00 N/R 1,945,000
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2015C, 5.000%, 7/01/45
7/25 at 100.00 Aa1 3,139,170
1,190 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2016A, 5.000%, 3/01/46
3/24 at 100.00 Aa1 1,219,476
3,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017A, 5.000%, 4/01/42
4/27 at 100.00 Aa1 3,210,810
5,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2017F, 5.000%, 11/01/46
11/27 at 100.00 Aa1 5,353,500

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Massachusetts State, General Obligation Bonds,
Consolidated Loan, Series 2018A:
$ 3,750 5.000%, 1/01/42 1/28 at 100.00 Aa1 $ 4,016,963
2,490 5.000%, 1/01/45 1/28 at 100.00 Aa1 2,655,236
950 5.000%, 1/01/46 1/28 at 100.00 Aa1 1,011,997
11,110 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019A, 5.250%, 1/01/44
1/29 at 100.00 Aa1 12,148,007
10,000 Massachusetts State, General Obligation Bonds, Consolidated Loan,
Series 2019C, 5.000%, 5/01/42
5/29 at 100.00 Aa1 10,870,400
1,250 Massachusetts State, General Obligation Bonds, Refunding Series 2020D,
4.000%, 11/01/40
11/30 at 100.00 Aa1 1,241,825
1,000 North Reading, Massachusetts, General Obligation Bonds, Municipal
Purpose Loan Series 2012, 5.000%, 5/15/35
10/22 at 100.00 Aa2 1,001,790
5,000 Northeast Metropolitan Regional Vocational Technical School District,
Massachusetts, General Obligation Bonds, School Series 2022, 4.000%,
4/15/47
4/31 at 100.00 N/R 4,793,400
2,010 Pentucket Regional School District, Massachusetts, General Obligation
Bonds, Series 2019, 3.000%, 9/01/43
9/27 at 100.00 Aa2 1,652,863
3,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 N/R 2,547,630
2,170 Tisbury, Massachusetts, General Obligation Bonds, Municipal Purpose
Loan Series 2022, 4.000%, 8/15/42
8/30 at 100.00 N/R 2,128,293
2,615 Waltham, Massachusetts, General Obligation Bonds, School Series 2020,
3.000%, 10/15/33
10/29 at 100.00 AA+ 2,503,340
71,310 Total Tax Obligation/General 72,607,396
Tax Obligation/Limited - 18.1%
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
1,355 5.000%, 11/15/27 11/25 at 100.00 BB 1,413,238
1,000 5.000%, 11/15/39 11/25 at 100.00 BB 1,014,810
Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A:
1,160 5.000%, 12/01/31 12/26 at 100.00 BB 1,204,590
2,000 5.000%, 12/01/46 12/26 at 100.00 BB 2,029,560
1,010 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2014, 5.000%, 5/01/33 - BAM Insured
11/24 at 100.00 AA 1,057,440
500 Martha's Vineyard Land Bank, Massachusetts, Revenue Bonds, Refunding
Green Series 2017, 5.000%, 5/01/36
5/27 at 100.00 AA 537,615
2,500 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Senior Lien Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 AA 2,622,900
10,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Series 2020B-1, 5.000%, 7/01/45
7/28 at 100.00 AA 10,818,000
Massachusetts Bay Transportation Authority, Sales Tax
Revenue Bonds, Subordinated Series 2021A-1:
2,165 4.000%, 7/01/39 7/31 at 100.00 AA 2,184,831
2,500 4.000%, 7/01/40 7/31 at 100.00 AA 2,483,850
5,570 Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds,
Subordinated Sustainability Series 2017A-1, 5.000%, 7/01/41
7/27 at 100.00 AA 6,021,783
1,125 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2003B, 5.375%, 5/01/23 - SYNCORA GTY Insured
No Opt. Call AA 1,148,085
500 Massachusetts College Building Authority, Project Revenue Bonds,
Refunding Series 2022A, 4.000%, 5/01/42
5/32 at 100.00 N/R 485,740
1,310 Massachusetts College Building Authority, Revenue Bonds, Refunding
Series 2011A, 5.000%, 5/01/24
No Opt. Call Aa2 1,365,151
1,650 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Refunding Senior Series 2015C, 5.000%, 8/15/37
8/25 at 100.00 AAA 1,747,416
5,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Senior Social Series 2020A, 4.000%, 8/15/45
8/30 at 100.00 AAA 4,883,200
7,000 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2018A, 5.250%, 2/15/48
2/28 at 100.00 AA+ 7,609,350
9,960 Massachusetts School Building Authority, Dedicated Sales Tax Revenue
Bonds, Subordinated Series 2019A, 5.000%, 2/15/44
2/29 at 100.00 AA+ 10,866,360

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 2,800 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Program, Series 2016A, 5.000%,
6/01/41
6/26 at 100.00 AA+ $ 2,961,840
1,270 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2017A, 5.000%,
6/01/42
6/27 at 100.00 AA+ 1,353,591
4,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement & Accelerated Bridge Programs, Series 2018A, 5.250%,
6/01/43
6/28 at 100.00 AA+ 4,351,040
3,500 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2015A, 5.000%, 6/01/45
6/25 at 100.00 AA+ 3,662,470
4,805 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2017A, 5.000%, 6/01/43
12/27 at 100.00 AA+ 5,143,320
5,000 Massachusetts State, Transportation Fund Revenue Bonds, Refunding
Series 2021A, 5.000%, 6/01/43
6/31 at 100.00 AA+ 5,525,950
1,510 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 N/R 1,567,607
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
3,177 4.550%, 7/01/40 7/28 at 100.00 N/R 3,176,968
4,510 0.000%, 7/01/46 7/28 at 41.38 N/R 1,291,619
4,300 4.750%, 7/01/53 7/28 at 100.00 N/R 4,112,090
5,708 5.000%, 7/01/58 7/28 at 100.00 N/R 5,537,331
96,885 Total Tax Obligation/Limited 98,177,745
Transportation - 6.4%
1,250 Massachusetts Department of Transportation, Metropolitan Highway
System Revenue Bonds, Refunding Senior Lien Series 2019A, 5.000%,
1/01/37
1/29 at 100.00 A+ 1,374,300
1,500 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2017A,
5.000%, 7/01/42, (AMT)
7/27 at 100.00 Aa2 1,567,740
1,250 Massachusetts Port Authority, Revenue Bonds, Refunding Series 2021A,
5.000%, 7/01/39
7/31 at 100.00 Aa2 1,403,850
Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2021B:
1,200 5.000%, 7/01/40, (AMT) 7/31 at 100.00 Aa2 1,288,392
5,750 5.000%, 7/01/44, (AMT) 7/24 at 100.00 N/R 5,886,332
1,780 Massachusetts Port Authority, Revenue Bonds, Series 2014A, 5.000%,
7/01/34
7/24 at 100.00 Aa2 1,851,663
Massachusetts Port Authority, Revenue Bonds, Series 2015A:
1,425 5.000%, 7/01/40 7/25 at 100.00 Aa2 1,499,314
2,000 5.000%, 7/01/45 7/25 at 100.00 Aa2 2,095,540
10,000 Massachusetts Port Authority, Revenue Bonds, Series 2019C, 5.000%,
7/01/49, (AMT)
7/29 at 100.00 Aa2 10,456,500
2,500 Massachusetts Port Authority, Revenue Bonds, Series 2021E, 5.000%,
7/01/51, (AMT)
7/31 at 100.00 Aa2 2,636,150
4,675 Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL
Corporation, Series 2019A, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 A1 4,832,314
33,330 Total Transportation 34,892,095
U.S. Guaranteed - 5.5% (4)
1,045 Boston, Massachusetts, General Obligation Bonds, Series 2013A, 4.000%,
3/01/25, (Pre-refunded 3/01/23)
3/23 at 100.00 AAA 1,053,851
1,890 Massachusetts College Building Authority, Project Revenue Bonds, Green
Series 2014B, 5.000%, 5/01/44, (Pre-refunded 5/01/24)
5/24 at 100.00 Aa2 1,971,478
5,915 Massachusetts Development Finance Agency Revenue Bonds, Childrens
Hospital Issue, Series 2014P, 5.000%, 10/01/46, (Pre-refunded 10/01/24)
10/24 at 100.00 AA 6,224,236
2,340 Massachusetts Development Finance Agency, Hospital Revenue Bonds,
Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41,
(Pre-refunded 11/15/23)
11/23 at 100.00 A 2,420,824
6,000 Massachusetts Development Finance Agency, Revenue Bonds, Atrius
Health Issue, Series 2019A, 5.000%, 6/01/39, (Pre-refunded 6/01/29)
6/29 at 100.00 BBB 6,905,820

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (4) (continued)
$ 732 Massachusetts Development Finance Agency, Revenue Bonds, North Hill
Communities Issue, Series 2013A, 6.250%, 11/15/28, (Pre-refunded
11/15/23), 144A
11/23 at 100.00 N/R $ 759,501
2,500 Massachusetts Development Finance Agency, Revenue Bonds, Partners
HealthCare System, Series 2014M-4, 5.000%, 7/01/44, (Pre-refunded
7/01/23)
7/23 at 100.00 AA- 2,554,300
1,550 Massachusetts Development Finance Agency, Revenue Bonds, Phillips
Academy , Series 2014A, 5.000%, 9/01/43, (Pre-refunded 9/01/23)
9/23 at 100.00 AAA 1,590,858
Massachusetts School Building Authority, Dedicated Sales
Tax Revenue Bonds, Senior Series 2013A:
1,475 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 AAA 1,502,877
1,650 5.000%, 5/15/38, (Pre-refunded 5/15/23) 5/23 at 100.00 N/R 1,681,185
1,820 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Green Series 2016C, 5.000%, 8/01/40, (Pre-refunded
8/01/26)
8/26 at 100.00 AA+ 1,996,795
1,000 Massachusetts Water Resources Authority, General Revenue Bonds,
Refunding Series 2016B, 5.000%, 8/01/40, (Pre-refunded 8/01/26)
8/26 at 100.00 AA+ 1,097,140
27,917 Total U.S. Guaranteed 29,758,865
Utilities - 6.9%
4,000 Boston Water and Sewer Commission, Massachusetts, General Revenue
Bonds, Senior Series 2018A, 4.000%, 11/01/40
5/26 at 100.00 AAA 4,018,640
2,805 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/40
7/27 at 100.00 A- 2,921,828
670 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016, 5.000%, 1/01/46
7/26 at 100.00 A- 689,678
2,700 Massachusetts Clean Water Trust, State Revolving Fund Bonds, Green 18
Series 2015, 5.000%, 2/01/45
2/24 at 100.00 AAA 2,784,780
Massachusetts Municipal Wholesale Electric Company,
MMWEC, Revenue Bonds, Project 2015A, Series 2021A:
1,000 4.000%, 7/01/39 1/32 at 100.00 N/R 990,780
1,310 4.000%, 7/01/40 1/32 at 100.00 N/R 1,283,590
1,400 4.000%, 7/01/41 1/32 at 100.00 N/R 1,355,844
4,750 4.000%, 7/01/51 1/32 at 100.00 N/R 4,348,578
Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2017B:
1,000 5.000%, 8/01/39 8/27 at 100.00 AA+ 1,087,100
1,870 5.000%, 8/01/42 8/27 at 100.00 AA+ 2,023,433
5,330 Massachusetts Water Resources Authority, General Revenue Bonds, Series
2020B, 5.000%, 8/01/45
8/30 at 100.00 AA+ 5,909,851
4,945 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 5,178,552
3,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 N/R 3,050,970
1,010 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2017C, 5.000%, 4/15/33
4/27 at 100.00 AA 1,097,678
625 Springfield Water and Sewer Commission, Massachusetts, General
Revenue Bonds, Series 2019E, 4.000%, 4/15/39
4/29 at 100.00 AA 631,288
36,415 Total Utilities 37,372,590
$ 515,252 Total Long-Term Investments (cost $552,003,255) 524,288,628
Other Assets Less Liabilities - 3.5% 18,852,689
Net Assets - 100% $ 543,141,317
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Nuveen Massachusetts Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Nuveen New Jersey Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.3%
X 418,482,136 MUNICIPAL BONDS - 99.3%
X 418,482,136
Consumer Discretionary - 0.2%
Middlesex County Improvement Authority, New Jersey,
Senior Revenue Bonds, Heldrich Center Hotel/Conference
Center Project, Series 2005A:
$ 935 5.000%, 1/01/32 (4) 10/22 at 100.00 Caa3 $ 631,593
240 5.125%, 1/01/37 (4) 10/22 at 100.00 Caa3 146,203
1,175 Total Consumer Discretionary 777,796
Consumer Staples - 3.5%
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
4,435 4.000%, 6/01/37 6/28 at 100.00 A- 4,420,764
325 5.000%, 6/01/46 6/28 at 100.00 BBB+ 335,783
3,935 5.250%, 6/01/46 6/28 at 100.00 BBB+ 4,119,197
5,915 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 BB+ 5,961,492
14,610 Total Consumer Staples 14,837,236
Education and Civic Organizations - 14.1%
Atlantic County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, Stockton
University Atlantic City Campus Phase II, Series 2021A:
1,000 4.000%, 7/01/47 - AGM Insured 7/31 at 100.00 AA 942,390
2,240 4.000%, 7/01/53 - AGM Insured 7/31 at 100.00 AA 2,091,891
1,250 Essex County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Institute of Technology CHF-Newark, LLC-NJIT
Student Housing Project, Series 2021A, 4.000%, 8/01/60 - BAM Insured
8/31 at 100.00 AA 1,148,312
1,000 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Fossil Park & Student Center Projects, Series 2021,
4.000%, 7/01/46 - BAM Insured
7/30 at 100.00 AA 943,970
Gloucester County Improvement Authority, New Jersey,
Revenue Bonds, Rowan University Project, County
Guaranteed Loan, Series 2019:
3,050 5.000%, 7/01/44 7/29 at 100.00 Aa1 3,297,507
4,000 4.000%, 7/01/48 7/29 at 100.00 Aa1 3,878,840
225 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/38
1/28 at 100.00 BBB- 228,330
New Jersey Economic Development Authority, Charter
School Revenue Bonds, North Star Academy Charter
School of Newark, Series 2017:
2,805 4.000%, 7/15/37 7/27 at 100.00 BBB- 2,596,869
100 5.000%, 7/15/47 7/27 at 100.00 BBB- 100,885
100 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 BB 99,016
945 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call A 991,267
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
355 3.000%, 6/01/32 12/27 at 100.00 A 334,137
195 5.000%, 6/01/32 12/27 at 100.00 A 206,509
1,145 New Jersey Educational Facilities Authority, Revenue Bonds, College of
New Jersey, Refunding Series 2016F, 3.000%, 7/01/40
7/26 at 100.00 A 902,569
1,800 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 AA 1,796,454

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2015D:
$ 2,000 5.000%, 7/01/31 7/25 at 100.00 A+ $ 2,104,160
1,055 3.750%, 7/01/33 7/25 at 100.00 A+ 1,026,198
New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series   2017F:
360 3.750%, 7/01/37 7/27 at 100.00 BB+ 296,982
1,370 4.000%, 7/01/42 7/27 at 100.00 BB+ 1,110,810
2,265 5.000%, 7/01/47 7/27 at 100.00 BB+ 2,129,870
1,225 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/32
7/25 at 100.00 BBB+ 1,276,278
710 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2013D, 5.000%, 7/01/38
7/23 at 100.00 BBB+ 717,867
New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C:
1,870 3.000%, 7/01/41 7/26 at 100.00 BBB+ 1,510,231
2,430 3.000%, 7/01/46 7/26 at 100.00 BBB+ 1,848,720
1,085 4.000%, 7/01/46 7/26 at 100.00 BBB+ 1,008,507
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2020C, 3.250%, 7/01/49 - AGM Insured
7/30 at 100.00 AA 794,680
4,500 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 BBB+ 4,109,085
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A:
1,000 5.000%, 7/01/42 7/27 at 100.00 BBB+ 1,038,920
500 4.000%, 7/01/47 7/27 at 100.00 BBB+ 461,225
1,310 5.000%, 7/01/47 7/27 at 100.00 BBB+ 1,354,003
1,375 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2017B, 5.000%, 7/01/47 - AGM Insured
7/27 at 100.00 AA 1,451,299
835 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40,
(AMT)
12/29 at 100.00 AA 750,715
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A:
1,900 3.750%, 12/01/31, (AMT) 6/28 at 100.00 Aaa 1,876,041
430 4.000%, 12/01/35, (AMT) 6/28 at 100.00 Aaa 432,012
770 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%,
12/01/51, (AMT)
12/29 at 100.00 BBB 555,332
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
950 3.500%, 12/01/32, (AMT) 12/25 at 100.00 Aaa 883,358
215 4.000%, 12/01/39, (AMT) 12/25 at 100.00 Aaa 215,533
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
575 3.750%, 12/01/33, (AMT) 12/26 at 100.00 Aaa 572,165
70 4.000%, 12/01/40, (AMT) 12/26 at 100.00 Aaa 70,028
1,470 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 Aa1 1,330,115
735 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 Aa1 727,407
335 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1A, 4.375%, 12/01/26, (AMT)
12/22 at 100.00 Aaa 335,951
500 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39, (AMT)
12/22 at 100.00 Aaa 502,780
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2013-1A:
355 3.625%, 12/01/25, (AMT) 12/22 at 100.00 Aaa 355,082
575 4.000%, 12/01/28, (AMT) 12/22 at 100.00 Aaa 575,253
285 4.000%, 12/01/31, (AMT) 12/22 at 100.00 Aaa 281,187
295 4.125%, 12/01/35, (AMT) 12/22 at 100.00 Aaa 286,197

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2014-1A-1:
$ 455 4.250%, 12/01/32, (AMT) 12/23 at 100.00 Aaa $ 456,502
440 4.500%, 12/01/36, (AMT) 12/23 at 100.00 Aaa 441,443
995 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Series 2015-1A, 4.000%, 12/01/30, (AMT)
12/24 at 100.00 Aaa 999,985
1,815 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 Aaa 1,821,480
1,460 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 A2 1,205,960
3,005 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A1 3,111,738
62,730 Total Education and Civic Organizations 59,584,045
Financials - 0.1%
481 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call Ba2 486,602
Health Care - 14.6%
Camden County Improvement Authority, New Jersey, Health
Care Redevelopment Revenue Bonds, Cooper Health
System Obligated Group Issue, Refunding Series 2014A:
1,720 5.000%, 2/15/25 2/24 at 100.00 BBB+ 1,766,010
800 5.000%, 2/15/28 2/24 at 100.00 BBB+ 818,568
2,000 5.000%, 2/15/33 2/24 at 100.00 BBB+ 2,032,100
800 Camden County Improvement Authority, New Jersey, Health Care
Redevelopment Revenue Bonds, Cooper Health System Obligated
Group Issue, Series 2013A, 5.750%, 2/15/42
2/23 at 100.00 BBB+ 807,576
New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series
2021:
1,800 2.375%, 7/01/46 7/31 at 100.00 AA- 1,187,514
1,800 3.000%, 7/01/46 7/31 at 100.00 AA- 1,366,182
1,000 3.000%, 7/01/51 7/31 at 100.00 AA- 734,210
195 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
10/22 at 100.00 AA- 195,462
New Jersey Health Care Facilities Financing Authority, New
Jersey, Revenue Bonds, Saint Peters University Hospital,
Refunding Series 2011:
670 6.000%, 7/01/26 10/22 at 100.00 BB+ 671,112
700 6.250%, 7/01/35 10/22 at 100.00 BB+ 701,281
1,515 New Jersey Health Care Facilities Financing Authority, New Jersey,
Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%,
7/01/37
10/22 at 100.00 BB+ 1,516,727
2,080 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 AA- 2,024,943
2,130 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA- 2,188,106
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
3,230 5.000%, 7/01/28 7/27 at 100.00 AA- 3,564,822
2,040 5.000%, 7/01/57 7/27 at 100.00 AA- 2,112,971
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
1,000 4.000%, 7/01/45 7/24 at 100.00 A+ 922,510
4,480 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Refunding Series 2016A, 4.000%,
7/01/41
7/26 at 100.00 AA- 4,361,415
4,970 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 AA- 5,163,432

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
$ 570 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A,
5.000%, 7/01/32
7/23 at 100.00 AA- $ 579,633
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
465 5.000%, 7/01/32 7/26 at 100.00 AA 494,328
575 5.000%, 7/01/33 7/26 at 100.00 AA 609,448
600 5.000%, 7/01/34 7/26 at 100.00 AA 634,224
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Robert Wood Johnson University Hospital
Issue, Series 2014A:
2,060 5.000%, 7/01/39 7/24 at 100.00 AA- 2,126,579
630 5.000%, 7/01/43 7/24 at 100.00 AA- 647,514
2,955 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 AA- 3,094,358
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, RWJ Barnabas Health Obligated Group,
Series 2021A:
3,145 3.000%, 7/01/51 7/31 at 100.00 N/R 2,344,660
3,100 4.000%, 7/01/51 7/31 at 100.00 N/R 2,896,950
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
2,710 3.000%, 7/01/32 7/26 at 100.00 BBB- 2,440,138
360 4.000%, 7/01/34 7/26 at 100.00 BBB- 350,114
3,085 5.000%, 7/01/41 7/26 at 100.00 BBB- 3,119,645
2,685 4.000%, 7/01/48 7/26 at 100.00 BBB- 2,404,015
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
1,500 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 AA 1,500,885
1,400 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 AA 1,432,452
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
2,945 4.000%, 7/01/44 7/29 at 100.00 A+ 2,790,063
2,695 3.000%, 7/01/49 7/29 at 100.00 A+ 1,891,513
64,410 Total Health Care 61,491,460
Housing/Multifamily - 6.3%
600 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Kean Properties LLC - Kean University Student Housing Project,
Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 B 565,782
2,440 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 BB- 2,202,393
1,487 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39
No Opt. Call N/R 1,170,509
2,355 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Riverside Village Family Apartments Phase 1 Project,
Series 2019F, 1.350%, 12/01/22
No Opt. Call Aaa 2,348,688
New Jersey Housing and Mortgage Finance Agency,
Multifamily Housing Revenue Bonds, Series 2013-2:
1,770 4.350%, 11/01/33, (AMT) 11/22 at 100.00 AA 1,771,469
1,015 4.600%, 11/01/38, (AMT) 11/22 at 100.00 AA 1,015,903
1,010 4.750%, 11/01/46, (AMT) 11/22 at 100.00 AA 1,010,717
1,560 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 AA- 1,444,435
1,135 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016A, 3.750%, 11/01/45
11/25 at 100.00 AA- 1,017,970

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 2,145 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2016B, 3.600%, 11/01/40
11/25 at 100.00 AA- $ 1,992,619
875 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2017D, 3.900%, 11/01/32, (AMT)
5/26 at 100.00 AA- 867,064
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2018A:
1,935 3.600%, 11/01/33 11/27 at 100.00 AA- 1,877,027
1,865 3.875%, 11/01/38 11/27 at 100.00 AA- 1,796,088
1,045 3.950%, 11/01/43 11/27 at 100.00 AA- 978,225
650 4.000%, 11/01/48 11/27 at 100.00 AA- 594,419
500 4.100%, 11/01/53 11/27 at 100.00 AA- 454,705
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2019A:
1,750 2.900%, 11/01/39 11/28 at 100.00 AA- 1,507,468
530 3.000%, 11/01/44 11/28 at 100.00 AA- 425,860
870 3.050%, 11/01/49 11/28 at 100.00 AA- 670,744
490 3.150%, 5/01/53 11/28 at 100.00 AA- 376,942
600 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2020A, 2.450%, 11/01/45
11/29 at 100.00 AA- 419,448
2,470 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2021A, 2.450%, 11/01/41
11/30 at 100.00 N/R 1,868,160
29,097 Total Housing/Multifamily 26,376,635
Housing/Single Family - 3.7%
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
1,785 3.600%, 4/01/33 10/27 at 100.00 AA 1,779,966
1,170 3.750%, 10/01/35 10/27 at 100.00 AA 1,139,089
2,210 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 AA 2,192,342
2,710 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2019C, 4.000%, 4/01/49
4/28 at 100.00 AA 2,496,073
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E:
1,650 2.250%, 10/01/40 4/29 at 100.00 AA 1,260,946
1,700 3.500%, 4/01/51 4/29 at 102.44 AA 1,691,806
7,255 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2021H, 2.300%, 10/01/46
4/30 at 100.00 AA 5,057,461
18,480 Total Housing/Single Family 15,617,683
Long-Term Care - 0.7%
530 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 N/R 508,938
New Jersey Economic Development Authority, Revenue
Bonds, United Methodist Homes of New Jersey Obligated
Group Issue, Refunding Series 2014A:
165 3.750%, 7/01/24, (ETM) No Opt. Call BB+ 167,249
2,170 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 N/R 1,762,322
495 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 N/R 398,999
3,360 Total Long-Term Care 2,837,508

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 12.6%
$ 735 Cumberland County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Vineland Public Safety Building
Project, Series 2017, 3.250%, 12/15/37
12/27 at 100.00 AA $ 673,098
1,470 Cumberland County, New Jersey, General Obligation Bonds, Series 2021,
2.000%, 5/15/29
5/28 at 100.00 AA- 1,340,243
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
840 5.250%, 12/15/22 - AMBAC Insured No Opt. Call Aaa 846,888
1,000 Essex County, New Jersey, General Obligation Bonds, County Vocational
School Series 2022, 4.000%, 8/15/32
8/30 at 100.00 N/R 1,084,760
15 Flemington-Raritan Regional School District, Hunterdon County, New
Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34
9/26 at 100.00 AA 12,562
Gloucester Township, New Jersey, General Obligation
Bonds, Series 2019:
1,000 2.000%, 2/01/28 - BAM Insured No Opt. Call AA 921,020
1,500 2.250%, 2/01/29 - BAM Insured No Opt. Call AA 1,379,580
180 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 AA 161,696
1,040 Harrison, New Jersey, General Obligation Bonds, Parking Utility Series
2018, 3.375%, 3/01/34 - BAM Insured
3/28 at 100.00 AA 1,024,130
Hudson County Improvement Authority, New Jersey,
County Guaranteed Governmental Loan Revenue Bonds,
Guttenberg General Obligation Bond Project, Series 2018:
125 3.250%, 8/01/34 8/25 at 100.00 AA 119,932
340 5.000%, 8/01/42 8/25 at 100.00 AA 353,692
Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016:
6,490 5.000%, 5/01/46, (UB) (5) 5/26 at 100.00 AA 6,766,993
1,000 5.250%, 5/01/51 5/26 at 100.00 AA 1,049,350
2,295 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 N/R 2,022,010
1,675 Monmouth County Improvement Authority, New Jersey, Governmental
Pooled Loan Revenue Bonds, Series 2021A, 3.000%, 3/01/35
3/31 at 100.00 AAA 1,543,998
Montclair Township, Essex County, New Jersey, General
Obligation Bonds, Refunding Parking Utility Series 2014A:
330 3.750%, 1/01/33 1/24 at 100.00 AAA 331,382
220 5.000%, 1/01/37 1/24 at 100.00 AAA 225,641
610 New Brunswick Parking Authority, Middlesex County, New Jersey,
Guaranteed Parking Revenue Bonds, Refunding Series 2012, 5.000%,
9/01/30
10/22 at 100.00 A+ 611,068
New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding
Series 2016A:
1,900 5.000%, 9/01/32 - BAM Insured 9/26 at 100.00 AA 2,035,014
1,340 5.000%, 9/01/39 - BAM Insured 9/26 at 100.00 AA 1,418,162
1,000 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 AA 957,400
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
1,000 4.000%, 6/01/31 No Opt. Call A3 1,067,970
2,090 3.000%, 6/01/32 No Opt. Call A3 2,000,276
2,655 4.000%, 6/01/32 No Opt. Call A3 2,836,310
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
600 4.000%, 7/15/35 - BAM Insured 7/31 at 100.00 AA 608,130
600 4.000%, 7/15/36 - BAM Insured 7/31 at 100.00 AA 604,128
1,500 Ocean City, New Jersey, General Obligation Bonds, General Improvement
Series 2019, 2.250%, 9/15/33
9/26 at 100.00 AA 1,267,725
2,625 Passaic County, New Jersey, General Obligation Bonds, General
Improvement Series 2019A, 1.000%, 12/01/34
12/27 at 100.00 Aa1 1,860,206

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
$ 1,054 5.625%, 7/01/29 No Opt. Call N/R $ 1,135,179
2,339 4.000%, 7/01/33 7/31 at 103.00 N/R 2,191,666
1,145 Somers Point, New Jersey, General Obligation Bonds, Improvement Sewer
Utility Series 2019, 2.000%, 10/01/31
10/26 at 100.00 AA- 996,345
2,460 South Orange & Maplewood School District, Essex County, New Jersey,
General Obligation Bonds, Series 2021, 2.375%, 8/15/46
8/29 at 100.00 N/R 1,630,045
625 South Orange Village Township, New Jersey, General Obligation Bonds,
Refunding Series 2020, 4.000%, 1/15/24
No Opt. Call AA- 638,394
3,820 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
10/22 at 100.00 AA+ 3,826,418
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
10/22 at 100.00 Aaa 2,518,295
4,000 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/27
9/25 at 100.00 Aaa 4,052,680
1,280 Verona Township Board of Education, Essex County, New Jersey, General
Obligation Bonds, Refunding Series 2020, 2.250%, 3/01/39
3/27 at 100.00 AA- 955,354
55,413 Total Tax Obligation/General 53,067,740
Tax Obligation/Limited - 18.1%
2,100 Bergen County Improvement Authority, New Jersey, County Guaranteed
Revenue Bonds, Bergen New Bridge Medical Center Project, Series
2022, 5.000%, 8/01/47
8/32 at 100.00 N/R 2,339,043
650 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call Aaa 718,309
3,655 Camden County Improvement Authority, New Jersey, County Guaranteed
Loan Revenue Bonds, City Hall Project, Series 2018, 3.250%, 12/01/37
12/28 at 100.00 Aa1 3,369,325
1,795 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call AA 2,006,810
2,985 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/39
11/29 at 100.00 Baa1 2,871,361
2,445 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 Baa3 2,359,449
2,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call Baa1 2,125,700
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
4,110 5.250%, 6/15/40 6/25 at 100.00 Baa1 4,243,575
1,460 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 5.000%, 6/15/33
12/30 at 100.00 Baa1 1,586,786
1,625 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/26
6/24 at 100.00 Baa1 1,683,809
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
255 5.000%, 6/15/29 6/26 at 100.00 A+ 274,038
175 5.000%, 6/15/30 6/26 at 100.00 A+ 187,600
2,870 New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2018A, 5.000%, 6/15/31
6/26 at 100.00 A+ 3,067,513
695 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/46
12/31 at 100.00 N/R 637,391
14,360 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call Baa1 10,464,994
1,930 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006A, 5.500%, 12/15/22
No Opt. Call Baa1 1,947,370

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
$ 6,925 0.000%, 12/15/32 - AGM Insured No Opt. Call AA $ 4,711,978
4,765 0.000%, 12/15/33 - AGM Insured No Opt. Call AA 3,080,715
1,045 0.000%, 12/15/34 - AGM Insured No Opt. Call AA 641,609
1,550 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call Baa1 1,621,440
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2013AA:
135 5.000%, 6/15/36 6/23 at 100.00 Baa1 136,663
1,305 5.000%, 6/15/44 6/23 at 100.00 Baa1 1,318,181
575 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 Baa1 587,064
1,035 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 Baa1 995,411
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
2,375 3.500%, 6/15/46 12/28 at 100.00 Baa1 1,911,566
1,000 4.000%, 6/15/50 12/28 at 100.00 Baa1 905,010
1,550 5.000%, 6/15/50 12/28 at 100.00 Baa1 1,597,833
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
1,000 5.000%, 6/15/45 12/30 at 100.00 Baa1 1,038,550
1,040 4.000%, 6/15/50 12/30 at 100.00 Baa1 941,210
3,475 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2021A, 4.000%, 6/15/34
6/31 at 100.00 Baa1 3,425,864
1,140 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding
Series 2015, 3.750%, 5/01/36
5/25 at 100.00 AA 1,137,207
1,725 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
10/22 at 100.00 Aa1 1,705,094
1,690 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call Aaa 1,735,579
2,805 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 N/R 2,721,131
2,634 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.329%, 7/01/40
7/28 at 100.00 N/R 2,563,567
3,000 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Refunding Series
2013A, 5.000%, 3/01/34, (UB) (5)
No Opt. Call AA+ 3,404,940
83,879 Total Tax Obligation/Limited 76,063,685
Transportation - 13.0%
1,100 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2012A, 5.000%, 1/01/42
1/23 at 100.00 A1 1,107,711
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
360 5.000%, 1/01/34 1/24 at 100.00 A1 370,469
1,520 4.125%, 1/01/39 1/24 at 100.00 A1 1,525,867
2,000 5.000%, 1/01/44 1/24 at 100.00 A1 2,049,180
1,100 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 A1 1,066,560
1,635 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2015,
4.000%, 7/01/35 - BAM Insured
7/25 at 100.00 AA 1,670,381
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
1,000 5.000%, 7/01/42 7/27 at 100.00 A1 1,070,110
3,865 5.000%, 7/01/47 7/27 at 100.00 A1 4,098,755

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2019A:
$ 1,105 5.000%, 7/01/30 7/29 at 100.00 A1 $ 1,256,109
1,285 5.000%, 7/01/31 7/29 at 100.00 A1 1,453,335
1,000 3.000%, 7/01/49 7/29 at 100.00 A1 764,300
1,760 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 A+ 1,781,314
Delaware River Port Authority, Pennsylvania and New Jersey,
Revenue Refunding Bonds, Port District Project, Series
2012:
1,000 5.000%, 1/01/24 1/23 at 100.00 A 1,009,000
1,095 5.000%, 1/01/26 1/23 at 100.00 A 1,103,891
1,070 5.000%, 1/01/27 1/23 at 100.00 A 1,078,475
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
1,260 5.000%, 7/01/23, (AMT) No Opt. Call A2 1,284,368
1,705 5.000%, 1/01/31 - AGM Insured, (AMT) 1/24 at 100.00 AA 1,741,436
1,445 5.625%, 1/01/52, (AMT) 1/24 at 100.00 BBB+ 1,472,224
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
110 5.125%, 9/15/23, (AMT) 10/22 at 101.00 Ba3 111,212
2,025 5.250%, 9/15/29, (AMT) 10/22 at 101.00 Ba3 2,047,457
380 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 Ba3 390,822
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
3,085 5.000%, 10/01/37, (AMT) 10/27 at 100.00 Baa3 3,202,446
2,810 5.000%, 10/01/47, (AMT) 10/27 at 100.00 Baa3 2,878,170
1,315 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call AA 1,504,413
1,575 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/51
1/31 at 100.00 A+ 1,480,138
2,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022A,
4.000%, 1/01/43
7/32 at 100.00 N/R 2,392,175
1,810 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 Aa3 1,856,101
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty Series 2022, 3.000%, 12/01/31
No Opt. Call N/R 4,755,600
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twelfth Series 2019:
2,000 4.000%, 9/01/38 9/29 at 100.00 Aa3 1,971,740
2,875 4.000%, 9/01/39 9/29 at 100.00 Aa3 2,825,435
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Refunding Series
2019A:
1,770 5.000%, 11/01/31 - AGM Insured 11/29 at 100.00 AA 1,955,815
1,000 5.000%, 11/01/33 - AGM Insured 11/29 at 100.00 AA 1,094,020
520 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 BBB+ 544,487
54,080 Total Transportation 54,913,516
U.S. Guaranteed - 4.1% (6)
1,945 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 AA 2,044,331
Essex County Improvement Authority, New Jersey, Project
Consolidation Revenue Bonds, Refunding Series 2007:
5 5.250%, 12/15/22 - AMBAC Insured, (ETM) No Opt. Call Aaa 5,043

Nuveen New Jersey Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (6) (continued)
$ 1,215 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2013, 5.000%, 7/01/34, (Pre-refunded 7/01/23)
7/23 at 100.00 BB+ $ 1,238,753
New Jersey Economic Development Authority, Revenue
Bonds, United Methodist Homes of New Jersey Obligated
Group Issue, Refunding Series 2014A:
405 5.000%, 7/01/29, (Pre-refunded 7/01/24) 7/24 at 100.00 BB+ 422,553
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
250 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 N/R 268,910
New Jersey Economic Development Authority, School
Facilities Construction Financing Program Bonds,
Refunding Series 2013NN:
2,055 5.000%, 3/01/30, (Pre-refunded 3/01/23) 3/23 at 100.00 Baa1 2,081,694
1,225 5.000%, 3/01/31, (Pre-refunded 3/01/23) 3/23 at 100.00 Baa1 1,240,913
New Jersey Economic Development Authority, Water
Facilities Revenue Bonds, Middlesex Water Company,
Series 2012C:
2,175 4.250%, 10/01/47, (Pre-refunded 10/01/22), (AMT) 10/22 at 100.00 A+ 2,178,088
New Jersey Education Facilities Authority Revenue Bonds,
The College of New Jersey Issue, Series 2013A:
770 5.000%, 7/01/38, (Pre-refunded 7/01/23) 7/23 at 100.00 A 786,655
1,015 5.000%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 A 1,036,955
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
655 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 A+ 684,586
280 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call N/R 288,266
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Palisades Medical Center Obligated
Group Issue, Refunding Series 2013:
665 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 680,741
145 5.250%, 7/01/31, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 148,191
360 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 369,259
80 5.500%, 7/01/43, (Pre-refunded 7/01/23) 7/23 at 100.00 N/R 81,924
480 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Saint Luke's Warren Hospital Obligated Group, Series 2013, 4.000%,
8/15/37, (Pre-refunded 8/15/23)
8/23 at 100.00 A- 487,003
1,500 New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%,
1/01/28, (Pre-refunded 1/01/23)
1/23 at 100.00 A+ 1,513,515
1,415 Rutgers State University, New Jersey, Revenue Bonds, Refunding Series
2013L, 5.000%, 5/01/43, (Pre-refunded 5/01/23)
5/23 at 100.00 Aa3 1,440,187
300 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call BBB 305,556
16,940 Total U.S. Guaranteed 17,303,123
Utilities - 8.3%
New Jersey Economic Development Authority, Energy
Facilities Revenue Bonds, UMM Energy Partners, LLC
Project, Series 2012A:
500 5.000%, 6/15/37, (AMT) 10/22 at 100.00 Baa2 500,425
1,000 5.125%, 6/15/43, (AMT) 10/22 at 100.00 Baa2 1,000,730
1,975 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 A1 1,601,370
New Jersey Economic Development Authority, Water
Facilities Revenue Bonds, Middlesex Water Company,
Series 2012C:
1,045 5.000%, 10/01/23 No Opt. Call A+ 1,073,403

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 4,195 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 A+ $ 3,734,850
5,000 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2019A, 2.200%, 10/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 A+ 4,390,250
3,150 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, New Jersey-American Water Company Inc. Project, Refunding
Series 2020B, 1.200%, 11/01/34, (AMT), (Mandatory Put 6/01/23)
No Opt. Call A+ 3,107,916
New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2021A-1:
3,520 3.000%, 9/01/31 9/30 at 100.00 AAA 3,484,870
4,935 3.000%, 9/01/32 9/30 at 100.00 AAA 4,790,405
5,085 3.000%, 9/01/33 9/30 at 100.00 AAA 4,798,104
695 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call AA 800,174
1,260 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call N/R 1,319,510
5,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call A 4,523,100
37,360 Total Utilities 35,125,107
$ 442,015 Total Long-Term Investments (cost $442,249,626) 418,482,136
Floating Rate Obligations - (1.8)%   (7,590,000)
Other Assets Less Liabilities - 2.5% 10,561,392
Net Assets - 100% $ 421,453,528
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen New York Municipal Bond Fund
Portfolio of Investments August 31, 2022
(Unaudited)
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 99.6%
X
1,185,185,287 MUNICIPAL BONDS - 99.6%
X 1,185,185,287
Consumer Staples - 3.2%
$ 15,110 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
10/22 at 100.00 B- $ 15,109,698
76,105 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
10/22 at 17.62 N/R 7,926,335
New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series 2016A-1:
1,310 5.625%, 6/01/35 No Opt. Call BBB 1,351,750
6,885 5.750%, 6/01/43 No Opt. Call BB+ 7,426,987
1,565 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2016A. Including 2016A-1, 2016A-
2A and 2016A-2B, 5.000%, 6/01/51
6/26 at 100.00 N/R 1,534,592
10,000 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 N/R 1,208,100
3,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 N/R 2,910,990
113,975 Total Consumer Staples 37,468,452
Education and Civic Organizations - 11.5%
2,095 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
10/22 at 100.00 CCC 1,960,019
Build New York City Resource Corporation, New York,
Revenue Bonds, Bronx Charter School for Excellence,
Series 2013A:
1,630 5.000%, 4/01/33 4/23 at 100.00 BBB- 1,639,747
1,250 5.500%, 4/01/43 4/23 at 100.00 BBB- 1,257,550
Build New York City Resource Corporation, New York,
Revenue Bonds, Children's Aid Society Project, Series
2015:
2,500 5.000%, 7/01/40 7/25 at 100.00 A+ 2,587,075
2,500 5.000%, 7/01/45 7/25 at 100.00 A+ 2,582,450
Build New York City Resource Corporation, New York,
Revenue Bonds, City University of New York - Queens
College, Q Student Residences, LLC Project, Refunding
Series 2014A:
1,000 5.000%, 6/01/38 6/24 at 100.00 Aa2 1,029,180
4,050 5.000%, 6/01/43 6/24 at 100.00 Aa2 4,160,524
500 Build New York City Resource Corporation, New York, Revenue Bonds,
Global Community Charter School Project, Series 2022A, 5.000%,
6/15/42
6/32 at 100.00 N/R 508,870
Build New York City Resource Corporation, New York,
Revenue Bonds, Metropolitan College of New York, Series
2014:
2,240 5.000%, 11/01/39 11/24 at 100.00 BB 2,248,490
2,200 5.500%, 11/01/44 11/24 at 100.00 BB 2,223,914
Build New York City Resource Corporation, New York,
Revenue Bonds, South Bronx Charter School for
International Cultures and the Arts Project, Series 2013A:
1,050 5.000%, 4/15/33, 144A 4/23 at 100.00 BB+ 1,053,560
1,875 5.000%, 4/15/43, 144A 4/23 at 100.00 BB+ 1,876,687
2,395 Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/55, 144A
12/30 at 100.00 N/R 1,973,887

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
Build NYC Resource Corporation, New York, Revenue
Bonds, Richmond Preparatory Charter School Project,
Social Impact Project Series 2021A:
$ 500 5.000%, 6/01/41, 144A 6/29 at 100.00 N/R $ 502,520
2,620 5.000%, 6/01/56, 144A 6/29 at 100.00 N/R 2,545,382
595 Dormitory Authority of the State of New York, General Revenue Bonds,
Saint Johns University, Series 2015A, 5.000%, 7/01/37
7/25 at 100.00 A- 611,725
3,835 Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A, 5.000%, 7/15/42
7/32 at 100.00 N/R 3,933,214
Dormitory Authority of the State of New York, Housing
Revenue Bonds, Fashion Institute of Technology, Series
2007:
1,670 5.250%, 7/01/29 - FGIC Insured No Opt. Call Baa2 1,757,408
735 5.250%, 7/01/34 - FGIC Insured No Opt. Call Baa2 760,938
Dormitory Authority of the State of New York, Insured
Revenue Bonds, Touro College and University System,
Series 2014A:
2,930 5.500%, 1/01/39 7/24 at 100.00 BBB- 2,975,796
3,065 5.500%, 1/01/44 7/24 at 100.00 BBB- 3,104,814
1,600 Dormitory Authority of the State of New York, Revenue Bonds, Barnard
College, Refunding Series 2015A, 5.000%, 7/01/43
7/25 at 100.00 A2 1,640,704
9,000 Dormitory Authority of the State of New York, Revenue Bonds, Fordham
University, Series 2020, 4.000%, 7/01/46
7/29 at 100.00 A 8,268,300
2,760 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 A- 2,834,437
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
4,270 5.000%, 7/01/45 7/25 at 100.00 N/R 4,337,338
3,760 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2016A, 5.000%, 7/01/46
1/27 at 100.00 A3 3,835,802
2,605 Dormitory Authority of the State of New York, Revenue Bonds, New School
University, Series 2022A, 4.000%, 7/01/47
7/32 at 100.00 N/R 2,282,241
1,055 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2001-1, 5.500%, 7/01/40 - AMBAC Insured
No Opt. Call Aa2 1,272,056
3,450 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 Aa2 3,637,162
1,215 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 4.000%, 7/01/43
7/26 at 100.00 Aa2 1,170,762
1,500 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 Aa2 1,620,720
Dormitory Authority of the State of New York, Revenue
Bonds, New York University, Series 2019A:
1,700 5.000%, 7/01/42 7/29 at 100.00 Aa2 1,849,090
10,000 4.000%, 7/01/45 7/29 at 100.00 N/R 9,463,300
4,250 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2020A, 5.000%, 7/01/53
7/30 at 100.00 Aa1 4,573,553
8,665 Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller
University, Series 2022A, 4.000%, 7/01/42
7/32 at 100.00 N/R 8,173,694
100 Dormitory Authority of the State of New York, Revenue Bonds, Saint
Joseph's College, Series 2021, 5.000%, 7/01/51
7/30 at 100.00 BBB- 102,977
3,450 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36,
144A
12/26 at 100.00 BB- 3,499,163
9,175 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2022, 5.000%, 7/01/52
7/32 at 100.00 N/R 9,781,009
7,500 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016B, 0.010%, 1/01/45
No Opt. Call N/R 1,960,275
3,040 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 0.000%, 1/01/55 (4)
1/34 at 100.00 N/R 2,650,181

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 760 New Rochelle Corporation, New York, Local Development Revenue
Bonds, Iona College Project, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 BBB $ 774,212
2,095 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project,
Refunding Series 2021A, 3.000%, 1/01/37 - AGM Insured
1/31 at 100.00 AA 1,777,817
2,620 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 N/R 2,430,967
3,740 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69
3/29 at 100.00 A2 3,351,825
2,810 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, Bank of America Tower at One Bryant Park Project, Second
Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69
3/29 at 100.00 Baa2 2,527,230
750 Oneida County Local Development Corporation, New York, Revenue
Bonds, Utica College Project, Series 2019, 4.000%, 7/01/39
7/29 at 100.00 BBB- 666,398
10,000 Onondaga County Trust For Cultural Resources, New York, Revenue
Bonds, Syracuse University Project, Series 2019, 5.000%, 12/01/43
12/29 at 100.00 AA- 11,014,500
Yonkers Economic Development Corporation, New York,
Educational Revenue Bonds, Lamartine/Warburton LLC-
Charter School of Educational Excellence Project, Series
2019A:
200 4.000%, 10/15/29 No Opt. Call N/R 192,070
205 5.000%, 10/15/39 10/29 at 100.00 N/R 203,590
143,510 Total Education and Civic Organizations 137,185,123
Financials - 0.9%
5,710 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call A2 6,388,462
3,475 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37
No Opt. Call A2 3,988,953
9,185 Total Financials 10,377,415
Health Care - 10.5%
Dormitory Authority of the State of New York, General
Revenue Bonds, Northwell Health Obligated Group,
Series 2022A:
15,600 4.000%, 5/01/45 5/32 at 100.00 N/R 14,521,572
18,290 4.250%, 5/01/52 5/32 at 100.00 N/R 17,192,966
9,255 5.000%, 5/01/52 5/32 at 100.00 N/R 9,626,218
3,250 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/35
8/28 at 100.00 BBB- 3,295,760
Dormitory Authority of the State of New York, Revenue
Bonds, Montefiore Obligated Group, Series 2020A:
1,200 5.000%, 9/01/30 3/30 at 100.00 N/R 1,252,620
2,680 5.000%, 9/01/34 3/30 at 100.00 N/R 2,737,271
2,620 5.000%, 9/01/35 3/30 at 100.00 N/R 2,664,776
11,400 4.000%, 9/01/50 3/30 at 100.00 BBB- 9,360,198
2,300 Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A, 5.000%,
5/01/43
5/25 at 100.00 A- 2,362,261
29,985 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/53
7/30 at 100.00 A 27,388,299
1,000 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015, 5.000%,
12/01/29, 144A
6/25 at 100.00 BBB- 1,023,520
200 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/36, 144A
6/27 at 100.00 BBB- 201,426

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
Dutchess County Local Development Corporation, New
York, Revenue Bonds, Health Quest Systems, Inc. Project,
Series 2016B:
$ 11,800 4.000%, 7/01/41 7/26 at 100.00 A- $ 10,576,576
1,325 5.000%, 7/01/46 7/26 at 100.00 A- 1,345,153
5,375 Genesee County Funding Corporation, New York, Revenue Bonds,
Rochester Regional Health Project, Series 2022A, 5.250%, 12/01/52
12/32 at 100.00 N/R 5,527,650
1,395 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2013A, 5.000%,
12/01/42
12/22 at 100.00 BBB+ 1,397,567
2,600 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 BBB+ 2,225,938
375 Monroe County Industrial Development Corporation, New York, Tax-
Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series
2015, 5.000%, 7/01/34
7/25 at 100.00 A 389,726
2,000 New York City Health and Hospitals Corporation, New York, Health System
Revenue Bonds, Series 2020A, 4.000%, 2/15/45
2/31 at 100.00 Aa3 1,914,440
9,905 Westchester County Local Development Corporation, New York,
Revenue Bonds, Westchester Medical Center Obligated Group Project,
Refunding Series 2016, 5.000%, 11/01/46
11/25 at 100.00 Baa2 9,820,808
132,555 Total Health Care 124,824,745
Housing/Multifamily - 0.1%
1,355 New York State Housing Finance Agency, Multifamily Housing Revenue
Bonds, Cannon Street Senior Housing Project, Series 2007A, 5.300%,
2/15/39, (AMT)
10/22 at 100.00 Aa1 1,356,287
Industrials - 2.0%
17,020 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 N/R 16,464,637
7,550 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 N/R 7,630,785
80 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-
CL2, 3.500%, 9/15/52
3/30 at 100.00 N/R 62,399
24,650 Total Industrials 24,157,821
Long-Term Care - 0.2%
650 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
10/22 at 100.00 A2 654,732
550 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 N/R 493,928
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Special Needs Facilities
Pooled Program, Series 2008A-1:
155 5.800%, 7/01/23, 144A 10/22 at 100.00 N/R 150,667
395 6.100%, 7/01/28, 144A 10/22 at 100.00 N/R 334,972
210 6.200%, 7/01/33, 144A 10/22 at 100.00 N/R 161,635
1,960 Total Long-Term Care 1,795,934
Materials - 0.2%
Build New York City Resource Corporation, New York, Solid
Waste Disposal Revenue Bonds, Pratt Paper NY, Inc.
Project, Series 2014:
555 4.500%, 1/01/25, (AMT), 144A No Opt. Call N/R 565,761
2,145 5.000%, 1/01/35, (AMT), 144A 1/25 at 100.00 N/R 2,194,550
2,700 Total Materials 2,760,311

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General - 6.6%
$ 3,190 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/35 - AGM Insured
4/30 at 100.00 N/R $ 3,546,259
Nassau County, New York, General Obligation Bonds,
General Improvement Series 2016C:
2,000 5.000%, 4/01/39 - BAM Insured 4/26 at 100.00 AA 2,134,640
1,000 5.000%, 4/01/40 - BAM Insured 4/26 at 100.00 AA 1,065,920
1,955 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2019A, 5.000%, 4/01/37 - AGM Insured
4/29 at 100.00 AA 2,132,123
2,070 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/44 - AGM Insured
4/31 at 100.00 N/R 1,992,458
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
35 5.000%, 3/01/37 3/23 at 100.00 AA 35,409
2,000 New York City, New York, General Obligation Bonds, Fiscal 2014 Series
D-1, 5.000%, 8/01/30
8/23 at 100.00 AA 2,044,840
2,500 New York City, New York, General Obligation Bonds, Fiscal 2015 Series A,
5.000%, 8/01/32
8/24 at 100.00 AA 2,607,775
1,650 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 AA 1,761,689
New York City, New York, General Obligation Bonds, Fiscal
2018 Series E-1:
1,620 5.000%, 3/01/39 3/28 at 100.00 AA 1,732,541
11,000 5.000%, 3/01/40 3/28 at 100.00 AA 11,744,370
12,000 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
F-1, 5.000%, 4/01/40
4/28 at 100.00 AA 12,822,840
5,000 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
B-1, 4.000%, 10/01/40
10/29 at 100.00 AA 4,881,500
New York City, New York, General Obligation Bonds, Fiscal
2021 Series C:
8,800 4.000%, 8/01/37 8/30 at 100.00 AA 8,789,352
6,400 5.000%, 8/01/42 8/30 at 100.00 AA 6,892,160
5,870 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 AA 6,295,986
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
910 4.000%, 7/01/37 7/31 at 103.00 N/R 815,442
2,770 4.000%, 7/01/41 7/31 at 103.00 N/R 2,419,069
5,633 4.000%, 7/01/46 7/31 at 103.00 N/R 4,783,600
76,403 Total Tax Obligation/General 78,497,973
Tax Obligation/Limited - 24.3%
2,000 Dormitory Authority of the State of New York, Master Boces Program,
Lease Revenue Bonds, St Lawrence-Lewis Issue, Series 2020B, 4.000%,
8/15/40 - BAM Insured
8/28 at 100.00 N/R 1,915,660
945 Dormitory Authority of the State of New York, Master BOCES Program,
Revenue Bonds, Onondaga, Cortland and Madison Issue, Series 2020,
4.000%, 8/15/41
8/28 at 100.00 Aa3 908,542
Dormitory Authority of the State of New York, Residential
Institutions for Children Revenue Bonds, Series 2008-A1:
1,585 5.000%, 6/01/33 10/22 at 100.00 Aa1 1,588,614
1,985 5.000%, 6/01/38 10/22 at 100.00 Aa1 1,989,526
20 Dormitory Authority of the State of New York, Revenue Bonds, School
Districts Financing Program, Series 2009C, 5.125%, 10/01/36 - AGC
Insured
10/22 at 100.00 AA 20,048
3,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2014C. Group C, 5.000%,
3/15/44
3/24 at 100.00 AA+ 3,089,580
6,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31
3/25 at 100.00 AA+ 6,325,080
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2015B Group B:
2,830 5.000%, 2/15/32 2/25 at 100.00 AA+ 2,975,745

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 1,000 Dormitory Authority of the State of New York, State Personal Income
Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%,
2/15/38
2/25 at 100.00 AA+ $ 1,041,840
7,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2017A, 5.000%, 2/15/37
2/27 at 100.00 AA+ 7,495,320
3,850 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
5.000%, 3/15/40
3/29 at 100.00 AA+ 4,144,910
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series
2019D:
8,865 4.000%, 2/15/38 2/30 at 100.00 AA+ 8,712,611
7,305 4.000%, 2/15/47 2/30 at 100.00 AA+ 6,919,515
2,825 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2015B. Group A,B&C, 5.000%, 3/15/35
9/25 at 100.00 AA+ 3,010,829
2,710 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A, 5.000%, 3/15/37
3/27 at 100.00 AA+ 2,914,551
10,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/45
3/28 at 100.00 AA+ 10,635,500
15,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018C, 4.000%, 3/15/45
3/28 at 100.00 AA+ 14,336,100
9,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018E Group 4, 5.000%, 3/15/45
9/28 at 100.00 AA+ 9,618,120
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
2,000 5.000%, 11/15/28 11/25 at 100.00 BB 2,081,000
2,000 5.000%, 11/15/32 11/25 at 100.00 BB 2,059,920
2,170 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/37
2/32 at 100.00 N/R 2,222,297
Hudson Yards Infrastructure Corporation, New York,
Revenue Bonds, Second Indenture Fiscal 2017 Series A:
5,000 5.000%, 2/15/39 2/27 at 100.00 Aa3 5,335,150
5,710 5.000%, 2/15/42 2/27 at 100.00 Aa3 6,037,925
8,335 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Climate Bond Certified, Green Series 2017A, 5.000%, 11/15/42
5/27 at 100.00 AA 8,904,531
5,450 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Series 2022A, 5.000%, 11/15/47
5/32 at 100.00 N/R 5,966,987
4,000 Monroe County Industrial Development Agency, New York, School Facility
Revenue Bonds, Rochester Schools Modernization Project, Series 2013,
5.000%, 5/01/28
5/23 at 100.00 AA 4,066,120
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2018 Series Subseries
S-4A:
4,000 5.250%, 7/15/35 7/28 at 100.00 AA 4,430,560
4,200 5.250%, 7/15/36 7/28 at 100.00 AA 4,625,544
3,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-1, 5.000%, 7/15/45
7/28 at 100.00 AA 3,202,500
2,780 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/36
7/28 at 100.00 AA 3,023,361
New York City Transitional Finance Authority, New York,
Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B:
5,620 4.000%, 7/15/42 7/29 at 100.00 N/R 5,385,421
9,335 4.000%, 7/15/43 7/29 at 100.00 N/R 8,894,015
8,500 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 AA 8,916,925
3,950 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38
5/23 at 100.00 AAA 4,007,946
2,480 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series B-1, 5.000%, 11/01/36
5/24 at 100.00 AAA 2,567,544
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2014 Series D-1, 5.000%, 2/01/35
2/24 at 100.00 AAA 5,885,593
10,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2015 Series E-1, 5.000%, 2/01/41
2/25 at 100.00 AAA 10,421,500

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
$ 5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/36
8/26 at 100.00 AAA $ 5,335,100
New York City Transitional Finance Authority, New York,
Future Tax Secured Bonds, Subordinate Fiscal 2019 Series
A-1:
1,375 5.000%, 8/01/38 8/28 at 100.00 AAA 1,493,332
10,000 5.000%, 8/01/40 8/28 at 100.00 AAA 10,822,000
4,020 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 4.000%,
11/01/47
11/29 at 100.00 AAA 3,792,548
5,715 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2020 Subseries C-1, 4.000%,
5/01/45
11/30 at 100.00 AAA 5,429,250
850 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries C-1, 4.000%,
2/01/42
2/32 at 100.00 N/R 818,550
4,000 New York State Thruway Authority, State Personal Income Tax Revenue
Bonds, Bidding Group 1 Series 2022A, 4.000%, 3/15/44
9/32 at 100.00 N/R 3,834,560
5,380 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 N/R 5,057,415
3,700 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/35
9/30 at 100.00 AA+ 4,091,460
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,044 0.000%, 7/01/33 7/28 at 86.06 N/R 651,602
27,103 5.000%, 7/01/58 7/28 at 100.00 N/R 26,292,620
2,000 Suffolk County Judicial Facilities Agency, New York, Lease Revenue Bonds,
H. Lee Dennison Building, Series 2013, 5.000%, 11/01/33
11/23 at 100.00 BBB 2,046,540
Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding
Series 2016A:
5,750 5.000%, 1/01/29, (AMT) 1/26 at 100.00 Caa1 4,962,997
1,930 5.000%, 1/01/32, (AMT) 1/26 at 100.00 Caa1 1,553,168
1,250 5.000%, 1/01/34, (AMT) 1/26 at 100.00 Caa1 964,775
5,430 5.000%, 1/01/36, (AMT) 1/26 at 100.00 Caa1 4,058,545
2,340 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 N/R 2,163,377
9,500 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 N/R 8,908,625
2,255 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 4.125%, 5/15/52
5/32 at 100.00 N/R 2,155,058
10,000 Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax,
Series 2022A, 4.000%, 5/15/52
11/32 at 100.00 N/R 9,366,300
288,807 Total Tax Obligation/Limited 289,474,752
Transportation - 24.9%
1,500 Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System
Revenue Bonds, Series 2017, 5.000%, 1/01/47
1/27 at 100.00 A+ 1,610,025
9,250 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020A-1, 4.000%, 11/15/45
5/30 at 100.00 A3 8,314,363
3,600 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 4.750%, 11/15/45
5/30 at 100.00 A3 3,544,992
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2012H:
960 5.000%, 11/15/31 11/22 at 100.00 A3 964,819
7,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015D-1, 5.000%, 11/15/30
11/25 at 100.00 A3 7,843,125
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D:
6,655 4.000%, 11/15/42 5/28 at 100.00 A3 6,102,635
4,000 4.000%, 11/15/46 5/28 at 100.00 A3 3,579,520

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013D, 5.000%, 11/15/38
11/23 at 100.00 A3 $ 2,527,725
2,500 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013E, 5.000%, 11/15/32
11/23 at 100.00 A3 2,537,800
1,800 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 A3 1,833,084
8,450 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2015C-1, 5.250%, 11/15/30
11/25 at 100.00 A3 8,904,188
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2016C-1:
2,500 5.000%, 11/15/34 11/26 at 100.00 A3 2,603,200
2,700 5.000%, 11/15/56 11/26 at 100.00 A3 2,752,002
New York City Industrial Development Agency, New York,
Civic Facility Revenue Bonds, Bronx Parking Development
Company, LLC Project, Series 2007:
2,800 0.000%, 10/01/37 (5) 10/22 at 100.00 N/R 2,240,000
2,000 0.000%, 10/01/46 (5) 10/22 at 100.00 N/R 1,600,000
9,500 New York City, Industrial Development Agency, Senior Airport Facilities
Revenue Refunding Bonds, TrIPs Obligated Group, Series 2012A,
5.000%, 7/01/28, (AMT)
10/22 at 100.00 BBB+ 9,512,635
New York Liberty Development Corporation, New York,
Liberty Revenue Bonds, Secured by Port Authority
Consolidated Bonds, Refunding Series 1WTC-2021:
1,755 3.000%, 2/15/42 - AGM Insured 2/30 at 100.00 N/R 1,486,222
2,695 4.000%, 2/15/43 - BAM Insured 2/30 at 100.00 N/R 2,584,154
New York State Thruway Authority, General Revenue Bonds,
Series 2020N:
5,000 4.000%, 1/01/42 1/30 at 100.00 A1 4,799,350
3,000 4.000%, 1/01/43 1/30 at 100.00 A1 2,867,550
New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2016A:
2,225 5.000%, 1/01/36 1/26 at 100.00 A2 2,354,095
8,515 5.000%, 1/01/46 1/26 at 100.00 A2 8,882,848
New York Transportation Development Corporation, New
York, Facility Revenue Bonds, Thruway Service Areas
Project, Series 2021:
3,720 4.000%, 10/31/46, (AMT) 10/31 at 100.00 BBB- 3,243,468
16,355 4.000%, 4/30/53, (AMT) 10/31 at 100.00 BBB- 13,863,316
New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal
B Redevelopment Project, Series 2016A:
500 4.000%, 7/01/31, (AMT) 7/24 at 100.00 BBB 495,815
7,000 4.000%, 7/01/41, (AMT) 7/24 at 100.00 BBB 6,537,580
13,685 5.250%, 1/01/50, (AMT) 7/24 at 100.00 BBB 14,070,233
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, American Airlines,
Inc. John F Kennedy International Airport Project,
Refunding Series 2016:
8,545 5.000%, 8/01/26, (AMT) 9/22 at 100.00 B 8,589,348
12,610 5.000%, 8/01/31, (AMT) 9/22 at 100.00 B 12,675,446
1,745 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 B 1,880,552
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020A:
215 4.000%, 12/01/38, (AMT) 12/30 at 100.00 Baa1 198,905
120 4.000%, 12/01/39, (AMT) 12/30 at 100.00 Baa1 110,196

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, Terminal 4 John F
Kennedy International Airport Project, Series 2020C:
$ 950 5.000%, 12/01/34 12/30 at 100.00 N/R $ 1,017,611
1,745 5.000%, 12/01/35 12/30 at 100.00 N/R 1,864,620
2,000 5.000%, 12/01/38 12/30 at 100.00 Baa1 2,120,200
12,010 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/38, (AMT)
12/32 at 100.00 N/R 12,586,600
New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia
Airport Terminals C&D Redevelopment Project, Series
2018:
1,300 5.000%, 1/01/27, (AMT) No Opt. Call Baa3 1,363,154
10,200 5.000%, 1/01/28, (AMT) No Opt. Call Baa3 10,754,778
10,035 5.000%, 1/01/31, (AMT) 1/28 at 100.00 Baa3 10,435,999
1,300 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020, 4.375%, 10/01/45, (AMT)
10/30 at 100.00 Baa3 1,206,270
Niagara Frontier Transportation Authority, New York, Airport
Revenue Bonds, Buffalo International Airport, Series
2014A:
2,000 5.000%, 4/01/25, (AMT) 4/24 at 100.00 A3 2,055,540
3,775 5.000%, 4/01/26, (AMT) 4/24 at 100.00 A3 3,882,210
3,330 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Forth Series 2014, 5.000%, 9/01/39
9/24 at 100.00 Aa3 3,458,372
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Eighty-Ninth Series 2015:
2,520 5.000%, 5/01/40 5/25 at 100.00 Aa3 2,654,392
480 5.000%, 5/01/45 5/25 at 100.00 Aa3 501,201
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Eighty-Sixth Series 2014, 5.000%, 10/15/44, (AMT)
10/24 at 100.00 N/R 5,118,000
3,675 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fifth Series 2016, 5.000%, 10/01/35, (AMT)
10/26 at 100.00 Aa3 3,836,369
10,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 Aa3 10,507,000
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eleventh Series 2018:
4,225 4.000%, 9/01/43 9/28 at 100.00 Aa3 4,102,095
10,230 5.000%, 9/01/48 9/28 at 100.00 Aa3 10,791,422
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Series 2017, 5.250%, 10/15/57
4/27 at 100.00 Aa3 5,367,100
1,200 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty One Series 2022, 5.500%, 8/01/40, (AMT)
8/32 at 100.00 N/R 1,338,696
4,800 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twentieth Series 2019, 4.000%, 11/01/59, (AMT)
11/29 at 100.00 Aa3 4,216,656
2,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Six Series 2021, 5.000%, 10/15/39, (AMT)
10/31 at 100.00 N/R 2,631,550
8,385 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-Third Series 2021, 5.000%, 7/15/56, (AMT)
7/31 at 100.00 Aa3 8,636,885
1,365 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Refunding Series 2017B,
5.000%, 11/15/38
5/27 at 100.00 AA- 1,477,517
3,905 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2014A, 5.000%,
11/15/39
5/24 at 100.00 AA- 4,028,710
19,500 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, MTA Bridges & Tunnels, Series 2017C-2, 5.000%,
11/15/42
11/27 at 100.00 AA- 21,089,055
8,825 Triborough Bridge and Tunnel Authority, New York, General Revenue
Bonds, MTA Bridges & Tunnels, Series 2020A, 4.000%, 11/15/54
11/30 at 100.00 AA- 8,070,021
296,155 Total Transportation 296,221,214

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 3.0% (6)
$ 1,500 Dormitory Authority of the State of New York, Lease Revenue Bonds,
State University Dormitory Facilities, Refunding Series 2013A, 5.000%,
7/01/27, (Pre-refunded 7/01/23)
7/23 at 100.00 Aa3 $ 1,533,330
Dormitory Authority of the State of New York, Revenue
Bonds, New School University, Series 2015A:
320 5.000%, 7/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 N/R 342,125
5,000 Dormitory Authority of the State of New York, Revenue Bonds, Pratt
Institute, Series 2015A, 5.000%, 7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 N/R 5,218,550
Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series
2015B Group B:
5 5.000%, 2/15/32, (Pre-refunded 2/15/25) 2/25 at 100.00 N/R 5,308
Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2012H:
1,165 5.000%, 11/15/31, (Pre-refunded 11/15/22) 11/22 at 100.00 N/R 1,171,559
3,520 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013A, 5.000%, 11/15/31, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 3,583,078
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2013C, 5.000%, 11/15/32, (Pre-refunded 5/15/23)
5/23 at 100.00 A3 1,018,970
5,375 New York City Trust for Cultural Resources, New York, Revenue Bonds,
Wildlife Conservation Society, Series 2013A, 5.000%, 8/01/33, (Pre-
refunded 8/01/23)
8/23 at 100.00 A+ 5,505,881
New York City Trust for Cultural Resources, New York,
Revenue Bonds, Wildlife Conservation Society, Series
2014A:
3,800 5.000%, 8/01/38, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ 3,892,530
10,000 5.000%, 8/01/43, (Pre-refunded 8/01/23) 8/23 at 100.00 A+ 10,243,500
New York City, New York, General Obligation Bonds, Fiscal
2013 Series F-1:
1,810 5.000%, 3/01/32, (Pre-refunded 3/01/23) 3/23 at 100.00 AA 1,834,598
Western Nassau County Water Authority, New York, Water
System Revenue Bonds, Series 2015A:
675 5.000%, 4/01/40, (Pre-refunded 4/01/25) 4/25 at 100.00 AA- 719,469
1,050 5.000%, 4/01/45, (Pre-refunded 4/01/25) 4/25 at 100.00 AA- 1,119,174
35,220 Total U.S. Guaranteed 36,188,072
Utilities - 12.2%
420 Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34 10/22 at 100.00 BBB 420,848
Long Island Power Authority, New York, Electric System
General Revenue Bonds, Series 2000A:
2,000 0.000%, 6/01/24 - AGM Insured No Opt. Call AA 1,905,960
2,000 0.000%, 6/01/25 - AGM Insured No Opt. Call AA 1,849,180
2,980 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 A 3,085,492
2,910 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2017, 5.000%, 9/01/47
9/27 at 100.00 A 3,120,568
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2013
Series DD, 5.000%, 6/15/35
6/23 at 100.00 AA+ 10,195,000
4,465 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series CC-1, 5.000%, 6/15/46
6/26 at 100.00 AA+ 4,715,933
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2017
Series DD, 5.000%, 6/15/47
12/26 at 100.00 AA+ 5,289,950
3,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series CC-1, 5.000%, 6/15/48
6/27 at 100.00 AA+ 3,171,780
10,905 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2018
Series EE, 5.000%, 6/15/40
12/27 at 100.00 AA+ 11,719,822

Nuveen New York Municipal Bond Fund
(continued)
Portfolio of Investments
August 31, 2022
(Unaudited)

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 9,885 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series DD-1, 4.000%, 6/15/49
6/28 at 100.00 N/R $ 9,426,632
1,265 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 AA+ 1,230,782
500 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated Series 2014A, 5.000%, 6/15/30
6/24 at 100.00 AAA 521,530
6,675 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York
City Municipal Water Finance Authority Projects, Second Resolution
Subordinated SRF Series 2015A, 5.000%, 6/15/34
6/25 at 100.00 AAA 7,079,505
6,810 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Series 2016A, 5.000%, 6/15/41
6/26 at 100.00 AAA 7,328,105
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017A:
2,000 5.000%, 6/15/42 6/27 at 100.00 AAA 2,144,500
2,000 5.000%, 6/15/46 6/27 at 100.00 AAA 2,134,600
New York State Environmental Facilities Corporation,
State Clean Water and Drinking Water Revolving
Funds Revenue Bonds, New York City Municipal Water
Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2017E:
1,710 5.000%, 6/15/38 6/27 at 100.00 AAA 1,844,577
8,800 5.000%, 6/15/47 6/27 at 100.00 AAA 9,387,488
1,000 New York State Environmental Facilities Corporation, State Clean Water
and Drinking Water Revolving Funds Revenue Bonds, New York City
Municipal Water Finance Authority Projects-Second Resolution Bonds,
Subordinated SRF Series 2018B, 5.000%, 6/15/43
6/28 at 100.00 AAA 1,087,860
3,065 New York State Environmental Facilities Corporation, State Revolving
Funds Revenue Bonds, 2010 Master Financing Program, Green Series
2017C, 5.000%, 8/15/47
8/27 at 100.00 AAA 3,276,270
10,480 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/55
5/30 at 100.00 AA 9,655,853
2,430 Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series
2018A, 4.750%, 11/01/42, (AMT), 144A
7/23 at 100.00 B1 2,347,234
1,565 Suffolk County Industrial Development Agency, New York, Revenue
Bonds, Nissequogue Cogeneration Partners Facility, Series 1998,
5.500%, 1/01/23, (AMT)
10/22 at 100.00 N/R 1,566,440
10,000 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/36
12/25 at 100.00 AAA 10,598,600
1,795 Utility Debt Securitization Authority, New York, Restructuring Bonds, Series
2013TE, 5.000%, 12/15/41
12/23 at 100.00 AAA 1,845,529
Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2017:
15,500 5.000%, 12/15/38 12/27 at 100.00 AAA 17,002,880
3,000 5.000%, 12/15/39 12/27 at 100.00 AAA 3,281,040
7,000 5.000%, 12/15/40 12/27 at 100.00 AAA 7,643,230
139,160 Total Utilities 144,877,188
$ 1,265,635 Total Long-Term Investments (cost $1,207,712,720) 1,185,185,287
Borrowings - (0.2)% (7),(8) (2,400,000)
Other Assets Less Liabilities - 0.6% 6,656,150
Net Assets - 100% $ 1,189,441,437

(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7) Borrowings as a percentage of Total Investments is 0.2%.
(8) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives or inverse floating rate transactions, when applicable) in the Portfolio of Investments as collateral for borrowings.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax

Statement of Assets and Liabilities
August 31, 2022
(Unaudited)
See accompanying notes to financial statements.

California High
Yield California Connecticut Massachusetts New Jersey New York
Assets
Long-term investments, at value
†
$ 1,548,156,117 $ 2,034,767,611 $ 236,189,319 $ 524,288,628 $ 418,482,136 $ 1,185,185,287
Cash – – – 15,309,778 6,807,675 –
Cash collateral at brokers for investments in futures
contracts
(1)
2,014,851 – – – – –
Receivable for interest 24,846,349 22,950,635 2,362,324 5,420,160 4,325,866 13,324,807
Receivable for investments sold 33,405,429 7,460,600 – 2,415,134 513,530 –
Receivable for shares sold 1,539,639 4,855,475 108,308 585,582 1,246,982 5,455,360
Receivable for variation margin on futures contracts 82,672 – – – – –
Other assets 100,982 162,948 62,452 22,960 27,092 173,291
Total assets 1,610,146,039 2,070,197,269 238,722,403 548,042,242 431,403,281 1,204,138,745
Liabilities
Borrowings 21,800,000 14,500,000 – – – 2,400,000
Cash overdraft 2,264,219 2,218,054 2,558 – – 2,402,431
Floating rate obligations 384,776,000 – 1,570,000 – 7,590,000 –
Payable for dividends 601,136 1,005,414 83,130 151,136 127,741 490,749
Payable for interest 2,596,631 — 14,851 — 72,156 —
Payable for investments purchased - regular
settlement 5,724,530 — — — — 3,148,988
Payable for investments purchased - when-issued/
delayed-delivery settlement 13,113,439 — — — — —
Payable for shares redeemed 5,277,850 7,790,570 231,342 4,230,980 1,749,235 5,139,618
Accrued expenses:
Management fees 581,085 834,005 103,153 231,712 179,948 491,117
Trustees fees 60,207 159,879 60,368 19,836 25,717 171,696
12b-1 distribution and service fees 144,122 203,675 27,916 32,844 47,871 122,791
Other 2,247,356 534,675 88,460 234,417 157,085 329,918
Total liabilities 439,186,575 27,246,272 2,181,778 4,900,925 9,949,753 14,697,308
Commitments and contingencies (as disclosed in Note 8)
Net assets $ 1,170,959,464 $ 2,042,950,997 $ 236,540,625 $ 543,141,317 $ 421,453,528 $ 1,189,441,437
†
Long-term investments, cost $ 1,650,946,367 $ 2,084,184,342 $ 252,167,245 $ 552,003,255 $ 442,249,626 $ 1,207,712,720

Statement of Assets and Liabilities
(Unaudited) (continued)
See accompanying notes to financial statements.

California High
Yield California Connecticut Massachusetts New Jersey New York
Class A Shares
Net Assets $ 561,225,647 $ 949,603,901 $ 136,465,856 $ 152,727,989 $ 217,452,434 $ 561,433,833
Shares outstanding 67,346,095 93,143,181 14,374,559 16,361,741 20,913,473 57,024,191
Net asset value ("NAV") per share $ 8.33 $ 10.20 $ 9.49 $ 9.33 $ 10.40 $ 9.85
Maximum sales charge 4.20% 4.20% 4.20% 4.20% 4.20% 4.20%
Offering price per share (NAV per share plus
maximum sales charge) $ 8.70 $ 10.65 $ 9.91 $ 9.74 $ 10.86 $ 10.28
Class C Shares
Net Assets $ 45,815,380 $ 42,897,946 $ 4,743,495 $ 7,180,137 $ 11,826,593 $ 28,911,269
Shares outstanding 5,499,158 4,224,027 500,712 775,361 1,142,634 2,940,260
NAV and offering price per share $ 8.33 $ 10.16 $ 9.47 $ 9.26 $ 10.35 $ 9.83
Class I Shares
Net Assets $ 563,918,437 $ 1,050,449,151 $ 95,331,274 $ 383,233,191 $ 192,174,501 $ 599,096,335
Shares outstanding 67,696,104 102,927,665 10,020,951 41,039,150 18,414,305 60,820,911
NAV and offering price per share $ 8.33 $ 10.21 $ 9.51 $ 9.34 $ 10.44 $ 9.85
Fund level net assets consist of:
Capital paid-in $ 1,380,916,274 $ 2,214,933,257 $ 260,717,996 $ 598,980,898 $ 445,874,891 $ 1,300,715,193
Total distributable earnings (loss) (209,956,810) (171,982,260) (24,177,371) (55,839,581) (24,421,363) (111,273,756)
Fund level net assets $ 1,170,959,464 $ 2,042,950,997 $ 236,540,625 $ 543,141,317 $ 421,453,528 $ 1,189,441,437
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
(1) Cash pledged to collateralize the net payment obligations for investments in derivatives.

Statement of Operations
August 31, 2022
(Unaudited)
See accompanying notes to financial statements.

California High
Yield California Connecticut Massachusetts New Jersey New York
Investment Income
Interest $ 35,856,867 $ 39,693,762 $ 3,977,916 $ 8,719,277 $ 7,215,067 $ 22,798,804
Securities lending income, net 133 — — — — —
Total Investment Income 35,857,000 39,693,762 3,977,916 8,719,277 7,215,067 22,798,804
Expenses
– – – – – –
Management fees 3,357,335 5,032,251 640,152 1,429,743 1,045,774 2,873,531
12b-1 service fees - Class A Shares 614,924 939,331 146,198 186,689 206,321 535,698
12b-1 distribution and service fees - Class C Shares 261,349 247,628 25,220 40,610 65,282 167,341
Shareholder servicing agent fees 204,877 465,159 43,152 193,653 120,605 259,059
Interest expense 2,904,147 132,500 12,519 88,859 53,494 29,684
Custodian expenses, net 90,938 118,863 21,287 27,549 31,972 63,192
Trustees fees 18,076 32,405 3,863 8,046 6,522 18,221
Professional fees 100,407 57,893 24,328 33,667 28,019 46,940
Shareholder reporting expenses 26,116 39,349 9,722 20,343 14,445 24,422
Federal and state registration fees 19,895 — 3,544 1,948 3,750 6,186
Other 10,679 11,504 3,545 5,259 4,716 7,376
Total expenses 7,608,743 7,076,883 933,530 2,036,366 1,580,900 4,031,650
Net investment income (loss) 28,248,257 32,616,879 3,044,386 6,682,911 5,634,167 18,767,154
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments (84,302,925) (77,288,265) (3,388,672) (15,834,708) (814,165) (48,383,748)
Net realized gain (loss) from futures contracts 9,438,367 — — — 414,605 —
Change in net unrealized appreciation (depreciation) of
investments (155,353,725) (128,110,183) (21,885,959) (42,513,357) (35,820,079) (75,135,309)
Change in net unrealized appreciation (depreciation) of
futures contracts 1,555,688 — — — 41,111 —
Net realized and unrealized gain (loss) (228,662,595) (205,398,448) (25,274,631) (58,348,065) (36,178,528) (123,519,057)
Net increase (decrease) in net assets from operations $ (200,414,338) $ (172,781,569) $ (22,230,245) $ (51,665,154) $ (30,544,361) $ (104,751,903)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

California High Yield California
Unaudited
Six Months Ended
8/31/22
Year Ended
2/28/22
Unaudited
Six Months Ended
8/31/22
Year Ended
2/28/22
Operations
Net investment income (loss) $ 28,248,257 $ 57,497,577 $ 32,616,879 $ 58,036,036
Net realized gain (loss) from investments (84,302,925) 6,099,718 (77,288,265) (11,390,263)
Net realized gain (loss) from futures contracts 9,438,367 4,382,926 — —
Change in net unrealized appreciation (depreciation) of
investments (155,353,725) (58,727,819) (128,110,183) (61,549,866)
Change in net unrealized appreciation (depreciation) of futures contracts 1,555,688 (1,914,860) – –
Net increase (decrease) in net assets from operations (200,414,338) 7,337,542 (172,781,569) (14,904,093)
Distributions to Shareholders
Dividends:
Class A Shares (13,512,636) (28,002,953) (12,628,418) (21,567,674)
Class C Shares (918,896) (2,107,343) (452,004) (936,313)
Class C2 Shares
(1)
– (18,236) – (16,190)
Class I Shares (14,074,480) (28,508,451) (16,757,278) (35,057,373)
Decrease in net assets from distributions to shareholders (28,506,012) (58,636,983) (29,837,700) (57,577,550)
Fund Share Transactions
Proceeds from sale of shares 561,388,465 637,100,525 1,165,581,056 643,385,826
Proceeds from shares issued to shareholders due to reinvestment of distributions 24,748,388 50,908,959 23,937,944 44,511,861
586,136,853 688,009,484 1,189,519,000 687,897,687
Cost of shares redeemed (670,664,500) (475,572,761) (1,259,874,389) (670,941,833)
Net increase (decrease) in net assets from Fund share transactions (84,527,647) 212,436,723 (70,355,389) 16,955,854
Net increase (decrease) in net assets (313,447,997) 161,137,282 (272,974,658) (55,525,789)
Net assets at the beginning of period 1,484,407,461 1,323,270,179 2,315,925,655 2,371,451,444
Net assets at the end of period $ 1,170,959,464 $ 1,484,407,461 $ 2,042,950,997 $ 2,315,925,655

See accompanying notes to financial statements.

Connecticut Massachusetts
Unaudited
Six Months Ended
8/31/22
Year Ended
2/28/22
Unaudited
Six Months Ended
8/31/22
Year Ended
2/28/22
Operations
Net investment income (loss) $ 3,044,386 $ 6,424,688 $ 6,682,911 $ 13,867,405
Net realized gain (loss) from investments (3,388,672) (6,519) (15,834,708) (785,513)
Change in net unrealized appreciation (depreciation) of
investments (21,885,959) (7,936,702) (42,513,357) (16,131,315)
Net increase (decrease) in net assets from operations (22,230,245) (1,518,533) (51,665,154) (3,049,423)
Distributions to Shareholders
Dividends:
Class A Shares (1,646,864) (3,704,845) (1,798,821) (5,194,971)
Class C Shares (36,110) (91,622) (45,010) (90,996)
Class C2 Shares
(1)
– (4,832) – (1,856)
Class I Shares (1,307,831) (2,801,293) (4,191,910) (8,205,693)
Decrease in net assets from distributions to shareholders (2,990,805) (6,602,592) (6,035,741) (13,493,516)
Fund Share Transactions
Proceeds from sale of shares 26,308,118 57,292,889 296,103,590 212,974,888
Proceeds from shares issued to shareholders due to reinvestment of distributions 2,485,889 5,482,886 5,226,379 12,129,074
28,794,007 62,775,775 301,329,969 225,103,962
Cost of shares redeemed (51,124,487) (42,884,364) (417,566,297) (167,973,397)
Net increase (decrease) in net assets from Fund share transactions (22,330,480) 19,891,411 (116,236,328) 57,130,565
Net increase (decrease) in net assets (47,551,530) 11,770,286 (173,937,223) 40,587,626
Net assets at the beginning of period 284,092,155 272,321,869 717,078,540 676,490,914
Net assets at the end of period $ 236,540,625 $ 284,092,155 $ 543,141,317 $ 717,078,540

See accompanying notes to financial statements.

New Jersey New York
Unaudited
Six Months Ended
8/31/22
Year Ended
2/28/22
Unaudited
Six Months Ended
8/31/22
Year Ended
2/28/22
Operations
Net investment income (loss) $ 5,634,167 $ 10,862,349 $ 18,767,154 $ 33,793,890
Net realized gain (loss) from investments (814,165) 45,439 (48,383,748) (3,875,539)
Net realized gain (loss) from futures contracts 414,605 76,263 — —
Change in net unrealized appreciation (depreciation) of
investments (35,820,079) (14,029,407) (75,135,309) (29,785,485)
Change in net unrealized appreciation (depreciation) of futures contracts 41,111 (86,372) – –
Net increase (decrease) in net assets from operations (30,544,361) (3,131,728) (104,751,903) 132,866
Distributions to Shareholders
Dividends:
Class A Shares (2,524,516) (4,842,466) (7,397,006) (13,548,720)
Class C Shares (105,372) (217,789) (321,041) (740,707)
Class C2 Shares
(1)
– (5,603) – (6,127)
Class I Shares (2,734,807) (5,554,488) (9,522,026) (19,785,505)
Decrease in net assets from distributions to shareholders (5,364,695) (10,620,346) (17,240,073) (34,081,059)
Fund Share Transactions
Proceeds from sale of shares 174,795,259 87,366,596 455,929,416 232,452,984
Proceeds from shares issued to shareholders due to reinvestment of distributions 4,604,961 9,239,804 14,328,632 26,951,131
179,400,220 96,606,400 470,258,048 259,404,115
Cost of shares redeemed (156,715,745) (76,964,348) (418,672,266) (197,875,304)
Net increase (decrease) in net assets from Fund share transactions 22,684,475 19,642,052 51,585,782 61,528,811
Net increase (decrease) in net assets (13,224,581) 5,889,978 (70,406,194) 27,580,618
Net assets at the beginning of period 434,678,110 428,788,132 1,259,847,631 1,232,267,013
Net assets at the end of period $ 421,453,529 $ 434,678,110 $ 1,189,441,437 $ 1,259,847,631
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Statement of Cash Flows
August 31, 2022
(Unaudited)
See accompanying notes to financial statements.

The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
California
High Yield
Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets from Operations $ (200,414,338)
Adjustments to reconcile the net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments (503,562,518)
Proceeds from sale and maturities of investments 675,129,500
Amortization (Accretion) of premiums and discounts, net (1,196,759)
(Increase) Decrease in:
Receivable for interest 974,868
Receivable for investments sold (30,508,618)
Receivable for variation margin on futures contracts (82,672)
Other assets (4,104)
Increase (Decrease) in:
Payable for interest 2,063,523
Payable for investments purchased - regular settlement 5,724,530
Payable for investments purchased - when-issued/delayed-delivery settlement 11,599,545
Payable for variation margin on futures contracts (1,347,047)
Accrued management fees (25,522)
Accrued 12b-1 distribution and service fees (20,229)
Accrued Trustees fees (12,370)
Accrued other expenses 1,787,588
Net realized (gain) loss from investments 84,302,925
Net realized (gain) loss from paydowns 260,677
Change in net unrealized (appreciation) depreciation of investments 155,353,725
Net cash from operating activities 200,022,704
Cash Flows from Financing Activities
Proceeds from borrowings (212,900,000)
(Repayments) of borrowings 194,500,000
(Repayments of) floating rate obligations (72,178,000)
Increase (Decrease) in cash overdraft 1,714,517
Cash distributions paid to common shareholders (3,816,920)
Proceeds from sales of shares 561,424,745
Cost of shares redeemed (668,531,546)
Net cash provided by (used in) financing activities (199,787,204)
Net Increase (Decrease) in Cash and Cash Collateral at Brokers 235,500
Cash and cash collateral at brokers at the beginning of period 1,779,351
Cash and cash collateral at brokers at the end of period $ 2,014,851
Supplemental Disclosure of Cash Flow Information
California
High Yield
Cash paid for interest
$ 840,624
Non-cash financing activities not included herein consists of reinvestments of share distributions 24,748,388
California
High Yield
Cash collateral at brokers for investments in futures contracts $ 2,014,851
Total cash collateral at brokers $ 2,014,851

Financial Highlights

California High Yield
The Fund's fiscal year end is February 28th/29th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 9.89 $ 0.19 $ (1.55) $ (1.36) $ (0.20) $ — $ (0.20) $ 8.33
2022 10.17 0.38 (0.27) 0.11 (0.39) — (0.39) 9.89
2021 10.62 0.40 (0.47) (0.07) (0.38) — (0.38) 10.17
2020 9.51 0.37 1.11 1.48 (0.37) — (0.37) 10.62
2019 9.58 0.38 (0.08) 0.30 (0.37) — (0.37) 9.51
2018 9.35 0.39 0.21 0.60 (0.37) — (0.37) 9.58
Class
C
2023(f) 9.88 0.16 (1.55) (1.39) (0.16) — (0.16) 8.33
2022 10.16 0.30 (0.27) 0.03 (0.31) — (0.31) 9.88
2021 10.61 0.32 (0.47) (0.15) (0.30) — (0.30) 10.16
2020 9.50 0.29 1.11 1.40 (0.29) — (0.29) 10.61
2019 9.58 0.30 (0.09) 0.21 (0.29) — (0.29) 9.50
2018 9.35 0.31 0.21 0.52 (0.29) — (0.29) 9.58
Class
I
2023(f) 9.89 0.20 (1.56) (1.36) (0.20) — (0.20) 8.33
2022 10.17 0.40 (0.27) 0.13 (0.41) — (0.41) 9.89
2021 10.61 0.42 (0.46) (0.04) (0.40) — (0.40) 10.17
2020 9.50 0.39 1.11 1.50 (0.39) — (0.39) 10.61
2019 9.57 0.40 (0.09) 0.31 (0.38) — (0.38) 9.50
2018 9.34 0.40 0.22 0.62 (0.39) — (0.39) 9.57
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended August 31, 2022.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
( 13 .86 ) % $ 561,226 1 .25% (g) 0 .80% (g) 4 .35% (g) 37%
0 .97 730,028 0 .97 0 .78 3 .66 13
( 0 .53 ) 635,387 1 .09 0 .80 4 .00 22
15 .84 659,621 1 .21 0 .80 3 .64 2
3 .15 417,134 1 .17 0 .83 3 .99 20
6 .46 402,777 1 .01 0 .81 4 .00 5
( 14 .16 ) 45,815 2 .05 (g) 1 .60 (g) 3 .57 (g) 37
0 .15 64,538 1 .77 1 .58 2 .86 13
( 1 .33 ) 71,002 1 .89 1 .60 3 .20 22
14 .94 86,897 2 .01 1 .60 2 .85 2
2 .20 66,758 1 .97 1 .63 3 .19 20
5 .61 71,740 1 .85 1 .65 3 .17 5
( 13 .77 ) 563,918 1 .04 (g) 0 .59 (g) 4 .54 (g) 37
1 .14 689,842 0 .77 0 .58 3 .85 13
( 0 .26 ) 607,992 0 .89 0 .60 4 .19 22
16 .06 695,396 1 .01 0 .60 3 .84 2
3 .35 415,991 0 .96 0 .62 4 .19 20
6 .66 430,330 0 .85 0 .65 4 .16 5

Financial Highlights
(continued)
California
The Fund's fiscal year end is February 28th/29th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 11.17 $ 0.16 $ (0.99) $ (0.83) $ (0.14) $ — $ (0.14) $ 10.20
2022 11.49 0.26 (0.32) (0.06) (0.26) — (0.26) 11.17
2021 11.81 0.29 (0.33) (0.04) (0.28) — (0.28) 11.49
2020 10.96 0.32 0.87 1.19 (0.34) — (0.34) 11.81
2019 11.02 0.35 (0.05) 0.30 (0.36) — (0.36) 10.96
2018 11.00 0.37 0.01 0.38 (0.36) — (0.36) 11.02
Class
C
2023(f) 11.13 0.11 (0.98) (0.87) (0.10) — (0.10) 10.16
2022 11.45 0.17 (0.33) (0.16) (0.16) — (0.16) 11.13
2021 11.76 0.20 (0.32) (0.12) (0.19) — (0.19) 11.45
2020 10.92 0.23 0.86 1.09 (0.25) — (0.25) 11.76
2019 10.98 0.26 (0.05) 0.21 (0.27) — (0.27) 10.92
2018 10.96 0.28 0.01 0.29 (0.27) — (0.27) 10.98
Class
I
2023(f) 11.19 0.16 (0.99) (0.83) (0.15) — (0.15) 10.21
2022 11.51 0.28 (0.32) (0.04) (0.28) — (0.28) 11.19
2021 11.82 0.31 (0.31) — (0.31) — (0.31) 11.51
2020 10.97 0.35 0.86 1.21 (0.36) — (0.36) 11.82
2019 11.03 0.37 (0.05) 0.32 (0.38) — (0.38) 10.97
2018 11.01 0.39 0.01 0.40 (0.38) — (0.38) 11.03
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended August 31, 2022.
(g)
Annualized.
(h)
Rounds to less than 0.01%.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
( 7 .44 ) % $ 949,604 0 .74% (g) 0 .73% (g) 2 .95% (g) 51%
( 0 .61 ) 860,807 0 .72 0 .72 2 .22 27
( 0 .29 ) 921,120 0 .73 0 .73 2 .51 25
11 .00 743,072 0 .74 0 .74 2 .84 13
2 .77 506,038 0 .76 0 .75 3 .20 56
3 .46 460,166 0 .75 0 .74 3 .28 16
( 7 .86 ) 42,898 1 .55 (g) 1 .54 (g) 2 .13 (g) 51
( 1 .42 ) 58,842 1 .52 1 .52 1 .43 27
( 0 .99 ) 70,693 1 .53 1 .53 1 .73 25
10 .06 80,258 1 .54 1 .54 2 .05 13
1 .94 66,305 1 .56 1 .55 2 .40 56
2 .64 75,799 1 .55 1 .55 2 .48 16
( 7 .41 ) 1,050,449 0 .54 (g) 0 .53 (g) 3 .12 (g) 51
( 0 .40 ) 1,396,276 0 .52 0 .52 2 .43 27
0 .00 (h) 1,370,713 0 .53 0 .53 2 .72 25
11 .20 1,146,758 0 .54 0 .54 3 .05 13
2 .93 821,588 0 .56 0 .55 3 .40 56
3 .62 817,770 0 .55 0 .55 3 .48 16

Financial Highlights
(continued)
Connecticut
The Fund's fiscal year end is February 28th/29th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 10.44 $ 0.11 $ (0.95) $ (0.84) $ (0.11) $ — $ (0.11) $ 9.49
2022 10.72 0.23 (0.27) (0.04) (0.24) — (0.24) 10.44
2021 10.99 0.28 (0.25) 0.03 (0.30) — (0.30) 10.72
2020 10.39 0.31 0.60 0.91 (0.31) — (0.31) 10.99
2019 10.39 0.33 (0.01) 0.32 (0.32) — (0.32) 10.39
2018 10.51 0.33 (0.11) 0.22 (0.34) — (0.34) 10.39
Class
C
2023(e) 10.41 0.07 (0.94) (0.87) (0.07) — (0.07) 9.47
2022 10.69 0.15 (0.28) (0.13) (0.15) — (0.15) 10.41
2021 10.97 0.20 (0.26) (0.06) (0.22) — (0.22) 10.69
2020 10.37 0.22 0.61 0.83 (0.23) — (0.23) 10.97
2019 10.37 0.24 (0.01) 0.23 (0.23) — (0.23) 10.37
2018 10.49 0.25 (0.12) 0.13 (0.25) — (0.25) 10.37
Class
I
2023(e) 10.46 0.12 (0.95) (0.83) (0.12) — (0.12) 9.51
2022 10.74 0.25 (0.27) (0.02) (0.26) — (0.26) 10.46
2021 11.02 0.30 (0.25) 0.05 (0.33) — (0.33) 10.74
2020 10.42 0.33 0.61 0.94 (0.34) — (0.34) 11.02
2019 10.42 0.35 (0.01) 0.34 (0.34) — (0.34) 10.42
2018 10.54 0.35 (0.11) 0.24 (0.36) — (0.36) 10.42
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended August 31, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 8 .06 ) % $ 136,466 0 .79% (f) 0 .78% (f) 2 .31% (f) 7%
( 0 .43 ) 158,274 0 .78 0 .78 2 .16 17
0 .34 160,706 0 .80 0 .79 2 .63 9
8 .90 159,680 0 .81 0 .80 2 .87 11
3 .09 138,188 0 .80 0 .80 3 .15 7
2 .07 139,320 0 .81 0 .81 3 .12 12
( 8 .37 ) 4,743 1 .59 (f) 1 .58 (f) 1 .51 (f) 7
( 1 .25 ) 5,790 1 .58 1 .58 1 .36 17
( 0 .54 ) 7,002 1 .60 1 .59 1 .83 9
8 .07 6,529 1 .60 1 .59 2 .05 11
2 .26 4,914 1 .60 1 .60 2 .34 7
1 .26 4,994 1 .61 1 .61 2 .33 12
( 7 .93 ) 95,331 0 .59 (f) 0 .58 (f) 2 .50 (f) 7
( 0 .21 ) 120,028 0 .58 0 .58 2 .35 17
0 .47 102,331 0 .60 0 .59 2 .83 9
9 .12 90,739 0 .60 0 .59 3 .06 11
3 .32 65,660 0 .60 0 .60 3 .34 7
2 .29 67,824 0 .61 0 .61 3 .32 12

Financial Highlights
(continued)
Massachusetts
The Fund's fiscal year end is February 28th/29th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 10.20 $ 0.10 $ (0.88) $ (0.78) $ (0.09) $ — $ (0.09) $ 9.33
2022 10.41 0.19 (0.22) (0.03) (0.18) — (0.18) 10.20
2021 10.66 0.23 (0.25) (0.02) (0.23) — (0.23) 10.41
2020 9.93 0.25 0.75 1.00 (0.27) — (0.27) 10.66
2019 9.96 0.28 (0.02) 0.26 (0.29) — (0.29) 9.93
2018 10.01 0.29 (0.05) 0.24 (0.29) — (0.29) 9.96
Class
C
2023(f) 10.12 0.07 (0.88) (0.81) (0.05) — (0.05) 9.26
2022 10.32 0.10 (0.20) (0.10) (0.10) — (0.10) 10.12
2021 10.58 0.14 (0.25) (0.11) (0.15) — (0.15) 10.32
2020 9.85 0.17 0.75 0.92 (0.19) — (0.19) 10.58
2019 9.88 0.20 (0.03) 0.17 (0.20) — (0.20) 9.85
2018 9.92 0.21 (0.05) 0.16 (0.20) — (0.20) 9.88
Class
I
2023(f) 10.20 0.11 (0.87) (0.76) (0.10) — (0.10) 9.34
2022 10.41 0.21 (0.22) (0.01) (0.20) — (0.20) 10.20
2021 10.66 0.25 (0.25) — (0.25) — (0.25) 10.41
2020 9.92 0.27 0.76 1.03 (0.29) — (0.29) 10.66
2019 9.95 0.30 (0.02) 0.28 (0.31) — (0.31) 9.92
2018 10.00 0.31 (0.05) 0.26 (0.31) — (0.31) 9.95
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended August 31, 2022.
(g)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
( 7 .62 ) % $ 152,728 0 .82% (g) 0 .79% (g) 2 .14% (g) 10%
( 0 .30 ) 260,770 0 .77 0 .77 1 .76 13
( 0 .11 ) 280,258 0 .78 0 .78 2 .18 11
10 .19 206,362 0 .79 0 .79 2 .45 7
2 .64 149,468 0 .80 0 .80 2 .86 24
2 .38 149,056 0 .81 0 .81 2 .91 10
( 7 .98 ) 7,180 1 .62 (g) 1 .59 (g) 1 .37 (g) 10
( 1 .00 ) 9,182 1 .57 1 .57 0 .97 13
( 1 .02 ) 9,569 1 .58 1 .58 1 .39 11
9 .38 8,538 1 .59 1 .59 1 .65 7
1 .79 6,792 1 .60 1 .60 2 .07 24
1 .65 8,661 1 .61 1 .61 2 .11 10
( 7 .43 ) 383,233 0 .62 (g) 0 .59 (g) 2 .36 (g) 10
( 0 .13 ) 447,127 0 .57 0 .57 1 .97 13
0 .06 384,795 0 .58 0 .58 2 .39 11
10 .50 346,995 0 .59 0 .59 2 .65 7
2 .83 227,690 0 .60 0 .60 3 .08 24
2 .56 213,372 0 .61 0 .61 3 .11 10

Financial Highlights
(continued)
New Jersey
The Fund's fiscal year end is February 28th/29th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(e) $ 11.32 $ 0.14 $ (0.93) $ (0.79) $ (0.13) $ — $ (0.13) $ 10.40
2022 11.67 0.28 (0.36) (0.08) (0.27) — (0.27) 11.32
2021 11.99 0.30 (0.32) (0.02) (0.30) — (0.30) 11.67
2020 11.20 0.32 0.81 1.13 (0.34) — (0.34) 11.99
2019 11.20 0.35 0.08 0.43 (0.35) (0.08) (0.43) 11.20
2018 11.19 0.35 0.07 0.42 (0.37) (0.04) (0.41) 11.20
Class
C
2023(e) 11.27 0.10 (0.93) (0.83) (0.09) — (0.09) 10.35
2022 11.62 0.18 (0.35) (0.17) (0.18) — (0.18) 11.27
2021 11.93 0.20 (0.30) (0.10) (0.21) — (0.21) 11.62
2020 11.14 0.23 0.81 1.04 (0.25) — (0.25) 11.93
2019 11.15 0.26 0.07 0.33 (0.26) (0.08) (0.34) 11.14
2018 11.14 0.26 0.07 0.33 (0.28) (0.04) (0.32) 11.15
Class
I
2023(e) 11.37 0.15 (0.94) (0.79) (0.14) — (0.14) 10.44
2022 11.71 0.30 (0.34) (0.04) (0.30) — (0.30) 11.37
2021 12.03 0.32 (0.31) 0.01 (0.33) — (0.33) 11.71
2020 11.24 0.35 0.80 1.15 (0.36) — (0.36) 12.03
2019 11.24 0.37 0.08 0.45 (0.37) (0.08) (0.45) 11.24
2018 11.22 0.38 0.07 0.45 (0.39) (0.04) (0.43) 11.24
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(d)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(e)
Unaudited.  For the six months ended August 31, 2022.
(f)
Annualized.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c)
Expenses
Excluding
Interest
NII
(Loss)
Portfolio
Turnover
Rate(d)
( 6 .98 ) % $ 217,452 0 .82% (f) 0 .79% (f) 2 .58% (f) 9%
( 0 .73 ) 201,268 0 .78 0 .77 2 .36 10
( 0 .09 ) 203,304 0 .81 0 .79 2 .56 14
10 .22 213,869 0 .83 0 .79 2 .78 13
3 .92 173,965 0 .82 0 .81 3 .13 22
3 .77 174,582 0 .81 0 .81 3 .12 11
( 7 .41 ) 11,827 1 .62 (f) 1 .59 (f) 1 .79 (f) 9
( 1 .55 ) 13,918 1 .58 1 .57 1 .55 10
( 0 .81 ) 14,867 1 .61 1 .59 1 .76 14
9 .39 17,094 1 .63 1 .59 1 .98 13
3 .01 14,536 1 .62 1 .61 2 .34 22
2 .96 16,282 1 .61 1 .61 2 .32 11
( 6 .93 ) 192,175 0 .62 (f) 0 .59 (f) 2 .78 (f) 9
( 0 .44 ) 219,492 0 .58 0 .57 2 .56 10
0 .12 206,403 0 .61 0 .59 2 .76 14
10 .41 197,104 0 .63 0 .59 2 .97 13
4 .12 122,168 0 .62 0 .61 3 .33 22
4 .06 117,074 0 .61 0 .61 3 .32 11

Financial Highlights
(continued)
New York
The Fund's fiscal year end is February 28th/29th. The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2023(f) $ 10.89 $ 0.15 $ (1.05) $ (0.90) $ (0.14) $ — $ (0.14) $ 9.85
2022 11.16 0.28 (0.26) 0.02 (0.29) — (0.29) 10.89
2021 11.54 0.31 (0.38) (0.07) (0.31) — (0.31) 11.16
2020 10.80 0.32 0.75 1.07 (0.33) — (0.33) 11.54
2019 10.79 0.35 (0.01) 0.34 (0.33) — (0.33) 10.80
2018 10.85 0.36 (0.05) 0.31 (0.37) — (0.37) 10.79
Class
C
2023(f) 10.87 0.11 (1.05) (0.94) (0.10) — (0.10) 9.83
2022 11.15 0.19 (0.27) (0.08) (0.20) — (0.20) 10.87
2021 11.52 0.22 (0.37) (0.15) (0.22) — (0.22) 11.15
2020 10.78 0.23 0.75 0.98 (0.24) — (0.24) 11.52
2019 10.78 0.26 (0.01) 0.25 (0.25) — (0.25) 10.78
2018 10.83 0.27 (0.04) 0.23 (0.28) — (0.28) 10.78
Class
I
2023(f) 10.89 0.16 (1.05) (0.89) (0.15) — (0.15) 9.85
2022 11.17 0.31 (0.28) 0.03 (0.31) — (0.31) 10.89
2021 11.55 0.34 (0.38) (0.04) (0.34) — (0.34) 11.17
2020 10.81 0.34 0.75 1.09 (0.35) — (0.35) 11.55
2019 10.80 0.37 —(h) 0.37 (0.36) — (0.36) 10.81
2018 10.86 0.39 (0.05) 0.34 (0.40) — (0.40) 10.80
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
The Fund has a contractual fee waiver/expense reimbursement agreement with the Adviser, but did not receive a fee waiver/expense reimbursement during the periods presented herein. See Note 7 - Management Fees and Other
Transactions with Affiliates for more information.
(d)
The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 - Portfolio Securities and Investments in Derivatives and the interest expense and fees paid on borrowings, as described in Note 9 - Borrowing Arrangements.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 -
Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Unaudited.  For the six months ended August 31, 2022.
(g)
Annualized.
(h)
Value rounded to zero.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Ending
Net
Assets
(000)
Expenses
Including
Interest(c),(d)
Expenses
Excluding
Interest(c)
NII
(Loss)(c)
Portfolio
Turnover
Rate(e)
(8.28) % $ 561,434 0.75% (g) 0.75% (g) 3.03% (g) 48%
0.09 509,874 0.73 0.73 2.51 12
(0.52) 516,697 0.76 0.75 2.83 31
10.03 534,311 0.76 0.75 2.85 7
3.25 432,791 0.78 0.77 3.25 37
2.87 383,306 0.79 0.77 3.30 16
(8.68) 28,911 1.55 (g) 1.55 (g) 2.21 (g) 48
(0.80) 40,015 1.53 1.53 1.71 12
(1.24) 43,211 1.56 1.55 2.04 31
9.19 50,740 1.56 1.55 2.04 7
2.32 37,515 1.58 1.57 2.45 37
2.13 41,221 1.59 1.57 2.50 16
(8.17) 599,096 0.55 (g) 0.55 (g) 3.21 (g) 48
0.21 709,958 0.53 0.53 2.71 12
(0.31) 666,168 0.56 0.55 3.03 31
10.26 661,362 0.56 0.55 3.04 7
3.47 447,980 0.58 0.57 3.45 37
3.09 412,823 0.59 0.57 3.50 16

Notes to Financial Statements
(Unaudited)

1. General Information
Trust and Fund Information
The Nuveen Multistate Trust II (the “Trust”) is an open-end management investment company registered under the Investment Company Act of
1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen California High Yield Municipal Bond Fund (“California High Yield”), Nuveen
California Municipal Bond Fund (“California”), Nuveen Connecticut Municipal Bond Fund (“Connecticut”), Nuveen Massachusetts Municipal Bond
Fund (“Massachusetts”), Nuveen New Jersey Municipal Bond Fund (“New Jersey”), and Nuveen New York Municipal Bond Fund (“New York”) (each a “Fund” and collectively the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1,
1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
Current Fiscal Period
The end of the reporting period for the Funds is August 31, 2022, and the period covered by these Notes to Financial Statements is the six months ended August 31, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser, Nuveen Fund Advisors, LLC (the “Adviser”), is a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management, LLC, (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Soft Closure
After the close of business on September 30, 2021 (the “Closing Date”), Nuveen California High Yield Municipal Bond Fund (the “Fund”) suspended offering its shares to new investors (commonly referred to as a “soft closure”). Investors in the Fund as of the Closing Date could continue to purchase Fund shares, including through the reinvestment of dividends and capital gains distributions. Shares of the Fund also remained available to clients investing through mutual fund wrap and fee-based advisory programs that utilized the Fund as of the Closing Date and the Fund continued to offer its shares to affiliated fund of funds and model portfolios.
Effective June 1, 2022, the Fund resumed the sale of its shares to new investors and all restrictions associated with the Fund’s soft closure were rescinded.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Shares purchases of $250,000 or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but are subject to a CDSC of 1% if redeemed within twelve months of purchase.
Class C Shares automatically convert to Class A Shares eight years after purchase. Class I Shares are sold without an up-front sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Notes to Financial Statements
(Unaudited) (continued)
Custodian Fee Credit
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and Trust Company, (the
“Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties.
The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind
(“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative value of the settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association,
Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each
Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new
Fund
Gross
Custodian Fee
Credits
California High Yield
$ 15,993
California
9,354
Connecticut
3,294
Massachusetts
23,454
New Jersey
1,624
New York
3,512

and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Rules to Modernize Fund Valuation Framework Take Effect
A new rule adopted by the Securities and Exchange Commission (the "SEC") governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
FASB issues ASU 2022-03-Fair Value Measurement (Topic 820), Fair Value Measurement of Equity Securities to Contractual Sale Restrictions ("ASU
2022-03")
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement ("Topic 820"). The amendments in ASU
2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-
03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds' financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as
Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of

Notes to Financial Statements
(Unaudited) (continued)
comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
The Funds hold liabilities in floating rate obligations, where applicable, which are not reflected in the tables above. The fair values of the Funds'
liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as Level 2 and further described in Note 4 – Portfolio Securities and Investments in Derivatives.
4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond
(referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the
“TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest
California High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 1,546,331,036 $ 603,241** $ 1,546,934,277
Common Stocks 1,221,840 – – 1,221,840
Investments in Derivatives:
Futures Contracts*** 622,626 – – 622,626
Total
$ 1,844,466 $ 1,546,331,036 $ 603,241 $ 1,548,778,743
California
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 2,034,528,792 $ 238,819** $ 2,034,767,611
Total
$ – $ 2,034,528,792 $ 238,819 $ 2,034,767,611
Connecticut
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 236,189,319 $ – $ 236,189,319
Total
$ – $ 236,189,319 $ – $ 236,189,319
Massachusetts
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 524,288,628 $ – $ 524,288,628
Total
$ – $ 524,288,628 $ – $ 524,288,628
New Jersey
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 418,482,136 $ – $ 418,482,136
Total
$ – $ 418,482,136 $ – $ 418,482,136
New York
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Municipal Bonds $ – $ 1,185,185,287 $ – $ 1,185,185,287
Total
$ – $ 1,185,185,287 $ – $ 1,185,185,287
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
*** Represents net unrealized appreciation (depreciation).

rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the
TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the
Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value.
The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 384,776,000 $ 73,830,000 $ 458,606,000
California
— — —
Connecticut
1,570,000 — 1,570,000
Massachusetts
— — —
New Jersey
7,590,000 — 7,590,000
New York
— — —

Notes to Financial Statements
(Unaudited) (continued)
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facilities.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, the Funds maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
California High Yield
$ 428,302,430 0.35%
California
— —
Connecticut
1,570,000 0.46
Massachusetts
— —
New Jersey
7,590,000 0.46
New York
— —
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
California High Yield
$ 384,776,000 $ 73,830,000 $ 458,606,000
California
— — —
Connecticut
1,570,000 — 1,570,000
Massachusetts
— — —
New Jersey
7,590,000 — 7,590,000
New York
— — —

Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’
custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, none of the Funds had outstanding loaned securities.
Investment Transactions
Long-term purchases and sales (including maturities but excluding derivative transactions, where applicable) during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments.  The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, where applicable.  Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Futures Contracts
Upon execution of a futures contract, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities.
Investments in futures contracts obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days
“mark-to-market” of the open contracts. If a Fund has unrealized appreciation the clearing broker would credit the Fund’s account with an amount equal to appreciation and conversely if a Fund has unrealized depreciation the clearing broker would debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for
“Variation margin on futures contracts” on the Statement of Assets and Liabilities.
During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-
market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.
Fund
Purchases
Sales and
Maturities
California High Yield
$ 503,562,518 $ 675,129,500
California
1,091,045,400 1,155,933,623
Connecticut
16,961,040 35,424,146
Massachusetts
55,916,100 173,758,339
New Jersey
55,149,763 37,589,461
New York
626,125,784 566,865,187

Notes to Financial Statements
(Unaudited) (continued)
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
During the current fiscal period, California High Yield and New Jersey used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.
The average notional amount of futures contracts outstanding during the current fiscal period was as follows:
The following table presents the fair value of all futures contracts held by the Funds as of the end of the reporting period, the location of these instruments of the Statement of Assets and Liabilities and the primary underlying risk exposure.
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Average Notional Amount of
Futures Contracts Outstanding*
California High Yield $151,878,329
New Jersey $ 2,365,864
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.
Location on the Statement of Assets and Liabilities
Underlying Derivative Asset Derivatives (Liability) Derivatives
Risk Exposure Instrument Location Value Location Value
California High Yield
Interest rate Futures contracts
Receivable for variation
margin on futures
contracts* $622,626 - -
* Value represents the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivatives location as described in the table above.
Fund
Underlying
Risk Exposure
Derivative
Instrument
Net Realized
Gain (Loss) from
Futures Contracts
Change in Net Unrealized
Appreciation (Depreciation) of
Futures Contracts
California High Yield Interest rate Future contracts $9,438,367 $1,555,688
New Jersey Interest rate Future contracts $414,605 $41,111

5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
8/31/22
Year Ended
2/28/22
California High Yield Shares Amount Shares Amount
Shares sold:
Class A 16,822,495 $144,952,146 26,449,587 $276,579,887
Class A - automatic conversion of Class C2 Shares — — 17,291 177,753
Class C 317,557 2,751,138 908,078 9,475,810
Class I 47,515,680 413,685,181 33,750,325 350,867,075
Shares issued to shareholders due to reinvestment of distributions:
Class A 1,381,403 12,000,938 2,408,250 24,979,637
Class C 97,056 842,874 184,194 1,910,060
Class C2
(1)
— — 1,670 17,251
Class I 1,373,100 11,904,576 2,314,890 24,002,011
67,507,291 586,136,853 66,034,285 688,009,484
Shares redeemed:
Class A (24,670,842) (215,696,247) (17,529,564) (182,186,532)
Class C (1,444,961) (12,662,277) (1,547,921) (16,067,920)
Class C2
(1)
— — (859,723) (8,815,028)
Class C2 - automatic conversion to Class A Shares — — (17,291) (177,753)
Class I (50,959,117) (442,305,976) (26,102,307) (268,325,528)
(77,074,920) (670,664,500) (46,056,806) (475,572,761)
Net increase (decrease) (9,567,629) $(84,527,647) 19,977,479 $212,436,723
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
8/31/22
Year Ended
2/28/22
California Shares Amount Shares Amount
Shares sold:
Class A 77,330,998 $805,339,267 25,579,428 $296,215,636
Class A - automatic conversion of Class C2 Shares — — 43,517 508,429
Class C 227,472 2,340,998 378,468 4,386,579
Class C2
(1)
— — — 1
Class I 34,465,529 357,900,791 29,427,092 342,275,181
Shares issued to shareholders due to reinvestment of distributions:
Class A 1,093,433 11,350,267 1,643,892 19,051,576
Class C 41,479 429,494 76,128 878,962
Class C2
(1)
— — 1,341 15,559
Class I 1,167,860 12,158,183 2,117,688 24,565,764
114,326,771 1,189,519,000 59,267,554 687,897,687
Shares redeemed:
Class A (62,331,508) (647,344,143) (30,351,457) (348,242,547)
Class C (1,332,973) (13,798,891) (1,341,956) (15,511,060)
Class C2
(1)
— — (735,687) (8,512,592)
Class C2 - automatic conversion to Class A Shares — — (43,627) (508,429)
Class I (57,540,305) (598,731,355) (25,813,815) (298,167,205)
(121,204,786) (1,259,874,389) (58,286,542) (670,941,833)
Net increase (decrease) (6,878,015) $(70,355,389) 981,012 $16,955,854
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(Unaudited) (continued)
Six Months Ended
8/31/22
Year Ended
2/28/22
Connecticut Shares Amount Shares Amount
Shares sold:
Class A 623,802 $6,166,304 2,084,955 $22,588,863
Class A - automatic conversion of Class C Shares 2,740 26,364 — —
Class A - automatic conversion of Class C2 Shares — — 29,628 318,798
Class C 22,411 219,666 74,029 802,476
Class I 2,037,101 19,895,784 3,098,084 33,582,752
Shares issued to shareholders due to reinvestment of distributions:
Class A 134,034 1,302,745 275,068 2,966,481
Class C 2,968 28,768 6,895 74,223
Class C2
(1)
— — 348 3,755
Class I 118,472 1,154,376 225,686 2,438,427
2,941,528 28,794,007 5,794,693 62,775,775
Shares redeemed:
Class A (1,551,879) (15,143,076) (2,218,225) (23,871,438)
Class C (77,945) (776,994) (179,777) (1,938,394)
Class C - automatic conversion to Class A Shares (2,746) (26,364) — —
Class C2
(1)
— — (183,807) (1,983,397)
Class C2 - automatic conversion to Class A Shares — — (29,654) (318,798)
Class I (3,609,866) (35,178,053) (1,373,107) (14,772,337)
(5,242,436) (51,124,487) (3,984,570) (42,884,364)
Net increase (decrease) (2,300,908) $(22,330,480) 1,810,123 $19,891,411
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
8/31/22
Year Ended
2/28/22
Massachusetts Shares Amount Shares Amount
Shares sold:
Class A 11,570,243 $111,386,596 7,343,514 $77,126,696
Class A - automatic conversion of Class C Shares 248 2,405 42 435
Class A - automatic conversion of Class C2 Shares — — 3,615 37,857
Class C 57,453 555,716 115,049 1,202,493
Class I 19,458,027 184,158,873 12,770,549 134,607,407
Shares issued to shareholders due to reinvestment of distributions:
Class A 167,609 1,597,361 458,460 4,823,252
Class C 3,972 37,482 7,267 75,809
Class C2
(1)
— — 172 1,799
Class I 377,114 3,591,536 687,391 7,228,214
31,634,666 301,329,969 21,386,059 225,103,962
Shares redeemed:
Class A (20,944,850) (201,559,826) (9,161,978) (95,609,282)
Class C (193,504) (1,827,111) (141,432) (1,474,751)
Class C - automatic conversion to Class A Shares (251) (2,405) (43) (435)
Class C2
(1)
— — (177,274) (1,845,559)
Class C2 - automatic conversion to Class A Shares — — (3,636) (37,857)
Class I (22,619,923) (214,176,955) (6,598,478) (69,005,513)
(43,758,528) (417,566,297) (16,082,841) (167,973,397)
Net increase (decrease) (12,123,862) $(116,236,328) 5,303,218 $57,130,565
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Six Months Ended
8/31/22
Year Ended
2/28/22
New Jersey Shares Amount Shares Amount
Shares sold:
Class A 11,071,780 $117,619,540 2,701,639 $31,790,602
Class A - automatic conversion of Class C Shares 3,647 41,175 — —
Class A - automatic conversion of Class C2 Shares — — 21,218 249,101
Class C 105,377 1,115,766 188,828 2,209,000
Class I 5,232,642 56,018,778 4,494,304 53,117,893
Shares issued to shareholders due to reinvestment of distributions:
Class A 214,693 2,281,395 369,466 4,337,456
Class C 8,988 95,112 16,674 194,837
Class C2
(1)
— — 413 4,851
Class I 208,736 2,228,454 399,111 4,702,660
16,845,863 179,400,220 8,191,653 96,606,400
Shares redeemed:
Class A (8,150,428) (86,581,936) (2,737,773) (32,098,562)
Class C (202,984) (2,137,270) (250,545) (2,937,936)
Class C - automatic conversion to Class A Shares (3,667) (41,175) — —
Class C2
(1)
— — (341,482) (3,994,290)
Class C2 - automatic conversion to Class A Shares — — (21,291) (249,101)
Class I (6,337,960) (67,955,364) (3,201,997) (37,684,459)
(14,695,039) (156,715,745) (6,553,088) (76,964,348)
Net increase (decrease) 2,150,824 $22,684,475 1,638,565 $19,642,052
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Six Months Ended
8/31/22
Year Ended
2/28/22
New York Shares Amount Shares Amount
Shares sold:
Class A 29,961,533 $301,593,078 6,515,721 $73,597,494
Class A - automatic conversion of Class C Shares 8,530 85,631 — —
Class A - automatic conversion of Class C2 Shares — — 40,276 451,904
Class C 134,192 1,356,686 347,369 3,925,724
Class C2
(1)
— — 27 303
Class I 15,073,130 152,894,021 13,676,715 154,477,559
Shares issued to shareholders due to reinvestment of distributions:
Class A 624,067 6,294,120 974,412 10,977,777
Class C 26,429 266,650 53,735 604,798
Class C2
(1)
— — 483 5,426
Class I 768,777 7,767,862 1,362,764 15,363,130
46,596,658 470,258,048 22,971,502 259,404,115
Shares redeemed:
Class A (20,401,470) (205,206,183) (6,978,998) (78,332,161)
Class C (892,213) (8,988,757) (596,176) (6,730,222)
Class C - automatic conversion to Class A Shares (8,539) (85,631) — —
Class C2
(1)
— — (515,181) (5,768,382)
Class C2 - automatic conversion to Class A Shares — — (40,312) (451,904)
Class I (20,189,702) (204,391,695) (9,495,142) (106,592,635)
(41,491,924) (418,672,266) (17,625,809) (197,875,304)
Net increase (decrease) 5,104,734 $51,585,782 5,345,693 $61,528,811
(1) Class C2 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(Unaudited) (continued)
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
California High Yield
$ 1,262,985,268 $ 20,654,443 $ (121,537,483) $ (100,883,040)
California
2,085,241,477 22,282,776 (72,756,642) (50,473,866)
Connecticut
250,662,248 1,238,473 (17,281,403) (16,042,930)
Massachusetts
552,205,314 2,341,583 (30,258,269) (27,916,686)
New Jersey
434,363,700 4,573,899 (28,045,395) (23,471,496)
New York
1,207,936,335 10,797,891 (33,548,939) (22,751,048)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
California High
Yield
$ 5,824,218 $ 111,311 $ — $ 54,939,937 $ (36,927,483) $ — $ (5,007,772) $ 18,940,211
California
4,597,299 7,821 — 77,489,155 (46,814,146) — (4,643,120) 30,637,009
Connecticut
327,022 — — 5,842,514 (4,596,196) — (529,661) 1,043,679
Massachusetts
735,571 — — 14,591,276 (12,330,889) — (1,134,644) 1,861,314
New Jersey
607,146 101 — 12,328,546 (575,585) — (872,514) 11,487,694
New York
1,393,465 157,422 — 52,282,136 (40,390,628) — (2,724,175) 10,718,220
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend declared during the period February 1, 2022 through February 28,
2022 and paid on March 1, 2022.
Fund
Short-Term Long-Term Total
California High Yield
$ 36,754,748 $ 172,735 $ 36,927,483
California
45,431,448 1,382,698 46,814,146
Connecticut
4,596,196 — 4,596,196
Massachusetts
5,824,201 6,506,688 12,330,889
New Jersey
307,204 268,381 575,585
New York
36,060,981 4,329,647 40,390,628

7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund was calculated according to the following schedule:
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of August 31, 2022, the complex-level fee rate for each Fund was as follows:
Average Daily Net Assets
California
High Yield California Connecticut Massachusetts New Jersey New York
For the first $125 million 0.4000% 0.3500% 0.3500% 0.3500% 0.3500% 0.3500%
For the next $125 million 0.3875 0.3375 0.3375 0.3375 0.3375 0.3375
For the next $250 million 0.3750 0.3250 0.3250 0.3250 0.3250 0.3250
For the next $500 million 0.3625 0.3125 0.3125 0.3125 0.3125 0.3125
For the next $1 billion 0.3500 0.3000 0.3000 0.3000 0.3000 0.3000
For the next $3 billion - 0.2750 0.2750 0.2750 0.2750 0.2750
For the next $8 billion 0.3250 - - - - -
For the next $5 billion 0.3150 0.2500 0.2500 0.2500 0.2500 0.2500
For the next $5 billion 0.3000 - - - - -
For net assets over $10 billion - 0.2375 0.2375 0.2375 0.2375 0.2375
For net assets over $20 billion 0.2875 - - - - -
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
California High Yield
0 .1567%
California
0 .1585%
Connecticut
0 .1567%

Notes to Financial Statements
(Unaudited) (continued)
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the following Funds so that the total annual Fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table:
Distribution and Service Fees
The Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the "Distributor"), a wholly-owned subsidiary of Nuveen, for services provided and expenses incurred in distributing shares of the Fund and establishing and maintaining shareholder accounts.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
Fund
Complex-Level Fee
Massachusetts
0 .1567%
New Jersey
0 .1567%
New York
0 .1567%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
California High Yield N/A N/A 1.00%
California N/A N/A 0.75%
Massachusetts N/A N/A 0.75%
New York N/A N/A 0.75%
N/A - Not Applicable.
Fund
Purchases Sales
Realized
Gain (Loss)
California High Yield
$ 12,164,823 $ 19,853,763 $ (4,342,910)
California
42,165,764 41,948,567 (4,252,713)
Connecticut
— — —
Massachusetts
7,142,817 16,485,679 (2,377,164)
New Jersey
— — —
New York
10,951,500 10,904,800 (401,149)
Fund
Sales Charges
Collected
Paid to Financial
Intermediaries
California High Yield
$ 441,928 $ 436,881
California
329,638 324,891
Connecticut
41,476 39,881
Massachusetts
67,337 66,909
New Jersey
62,181 60,690
New York
109,491 106,988

During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
8. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Funds to some risk of loss. These could include recourse arrangements for certain TOB Trusts, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be a party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, the Funds are not subject to any material legal proceedings.
9. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its
Fund
Commission
Advances
California High Yield
$ 418,165
California
304,836
Connecticut
29,738
Massachusetts
66,935
New Jersey
54,883
New York
95,973
Fund
12b-1 Fees
Retained
California High Yield
$ 36,742
California
15,603
Connecticut
1,699
Massachusetts
5,643
New Jersey
9,090
New York
20,256
Fund
CDSC
Retained
California High Yield
$ 110,756
California
36,631
Connecticut
18,267
Massachusetts
2,365
New Jersey
15,134
New York
43,123

Notes to Financial Statements
(Unaudited) (continued)
anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
California High Yield
$ 54,900,000
California
48,000,000
Connecticut
—
Massachusetts
73,700,000
New Jersey
—
New York
10,200,000
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
California High Yield
83 $ 21,354,217 1.96%
California
83 19,318,072 2.45
Connecticut
— — —
Massachusetts
38 29,868,421 2.33
New Jersey
— — —
New York
16 7,900,000 2.26

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage (Effective Leverage Ratio):
Effective leverage is investment exposure created either through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective
Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities:
Inverse floating rate securities, also known as inverse floaters or tender option bonds
(TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust.
This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value.
Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Lipper California Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper California Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Massachusetts Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Massachusetts Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper New Jersey Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper New Jersey Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper New York Municipal Debt Funds Classification Average:
Represents the average annualized total return for
all reporting funds in the Lipper New York Municipal Debt Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Other States Municipal Debt Funds Classification Average:
Represents the average annualized total return
for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Classification represents the overall average of returns for funds from ten states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.

S&P Municipal Bond California Index:
A index designed to measure the performance of the tax-exempt California municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Connecticut Index:
An index designed to measure the performance of the tax-exempt
Connecticut municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Massachusetts Index:
An index designed to measure the performance of the tax-exempt
Massachusetts municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New Jersey Index:
An index designed to measure the performance of the tax-exempt New
Jersey municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New York Index:
An index designed to measure the performance of the tax-exempt New York municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Yield Index:
An index that is structured so that 70% of the index consists of bonds that are either not rated or are rated below investment grade, 20% are rated BBB/Baa, and 10% are rated single A. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, California High Yield Municipal
Bond Fund determined that it would hold a minimum of 25% of its assets in highly liquid investments, and it maintained at least that amount during the Review Period. All of the other Funds in this Report primarily held highly liquid investments and therefore were exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)

At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process; and
managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen California High Yield Municipal Bond Fund (the “California High Yield Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the first quartile of its Performance Peer Group for such periods. Further, although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-
year period ended March 31, 2022, the Fund ranked in the first quartile of its Performance Peer Group for the three- and five-year periods ended
March 31, 2022. In its review, the Board recognized that the Performance Peer Group was classified as low for relevancy. Based on its review, the
Board was generally satisfied with the Fund’s overall performance.
For Nuveen California Municipal Bond Fund (the “California Fund”), the Board noted that although the Fund ranked in the fourth quartile of its
Performance Peer Group for the one-year period ended December 31, 2021, the Fund ranked in the third quartile for the three- and five-year periods ended December 31, 2021 and outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one-year period ended March 31, 2022, the Fund ranked in the third quartile of its
Performance Peer Group for the three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the
Fund’s overall performance.
For Nuveen Connecticut Municipal Bond Fund (the “Connecticut Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2021, the Fund outperformed its benchmark for the one-
year period ended December 31, 2021 and ranked in the first quartile of its Performance Peer Group for the one- and three-year periods ended
December 31, 2021 and the second quartile of its Performance Peer Group for the five-year period ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2022 and the second quartile for the three-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Massachusetts Municipal Bond Fund (the “Massachusetts Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one-
year period ended December 31, 2021 and the first quartile for the three- and five-year periods ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended March 31, 2022, the Fund outperformed its benchmark for the three-year period ended March 31, 2022 and ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2022 and the first quartile for the three-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.

For Nuveen New Jersey Municipal Bond Fund (the “New Jersey Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021, the Fund ranked in the third quartile of its
Performance Peer Group for the one- and three-year periods ended December 31, 2021 and the second quartile for the five-year period ended
December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022 and the Fund ranked in the fourth quartile of its Performance Peer Group for the one- and three-year periods ended March
31, 2022, the Fund ranked in the third quartile of its Performance Peer Group for the five-year period ended March 31, 2022. The Board considered the factors that impacted Fund performance in recent periods. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen New York Municipal Bond Fund (the “New York Fund”), the Board noted that the Fund outperformed its benchmark and ranked in the second quartile of its Performance Peer Group for the one-, three- and five-year periods ended December 31, 2021. Although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended March 31, 2022 and the third quartile for the three-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the California High Yield Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was in line with the peer average; (b) the California Fund and the Massachusetts Fund each had a net management fee that was in line with the respective peer average and a net expense ratio that was below the respective peer average; (c) the Connecticut Fund had a net management fee that was higher than the peer average, but a net expense ratio that was below the peer average; (d) the New Jersey Fund had a net management fee that was slightly higher than the peer average, but a net expense ratio that was below the peer average; and (e) the New York Fund had a net management fee and a net expense ratio that were in line with the respective peer average.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include retail and institutional managed accounts, exchange-traded funds (“ETFs”) sub-advised by the
Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and private limited partnerships offered by Nuveen. With respect to the Sub-Adviser, the Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts as well as the sub-advisory fee the Sub-Adviser received for serving as sub-adviser to certain ETFs offered outside the Nuveen family.
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The
Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.

In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and 2020), including the permanent expense caps applicable to the California High Yield Fund, the California Fund, the Massachusetts Fund and
the New York Fund. The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. However, the Board noted that any benefits for the Sub-Adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.
F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MSA-MS3-0822D 2452037-INV-B-10/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at:
www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust II

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: November 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: November 4, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: November 4, 2022